PORTFOLIO PARTNERS, INC.
                      SUPPLEMENT DATED NOVEMBER 13, 2001
                                    to the
              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001

THE INFORMATION IN THIS SUPPLEMENT UPDATES THE INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION OF PORTFOLIO PARTNERS, INC., (THE COMPANY) EACH DATED MAY 1, 2001.

                ADOPTION OF MULTI-CLASS DISTRIBUTION STRUCTURE



Effective as of November 13, 2001, the classified shares of common stock of the PPI MFS Capital Opportunities Portfolio, PPI MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI Scudder International Growth Portfolio and PPI T. Rowe Price Growth Equity Portfolio have been redesignated, pursuant to the adoption of a Plan Pursuant to Rule 18f-3 for the Operation of a Multi-Class System, in the following manner:



            PPI MFS Capital Opportunities Portfolio - Initial Class
              PPI MFS Emerging Equities Portfolio - Initial Class
               PPI MFS Research Growth Portfolio - Initial Class
          PPI Scudder International Growth Portfolio - Initial Class
           PPI T. Rowe Price Growth Equity Portfolio - Initial Class

On August 8, 2001, the Board of Directors of the Company initially authorized the Company to operate a multi-class distribution structure. The Company is now authorized to offer three classes of shares: Initial Class, Service Class and Adviser Class in each of the above Portfolios. In general, shares of each class shall be identical except for different expense variables (which will result in different total returns for each class), certain related rights and certain shareholder services. The adoption of a multi-class distribution structure for each Portfolio shall have no effect on the present expense structure or the current shareholder rights or shareholder services of the redesignated Initial Class (I Class) of such Portfolios. Only the I Class of the Portfolios is offered in this prospectus.

           BENCHMARK CHANGE FOR PPI MFS EMERGING EQUITIES PORTFOLIO



Effective as of November 16, 2001, the PPI MFS Emerging Equities Portfolio changed its performance benchmark from the Russell 2000 Index to the Russell 3000 Growth Index because the securities comprising the Russell 3000 Growth Index are more representative of the Portfolio's holdings.



THE TABLE APPEARING ON PAGE 4 OF THE PROSPECTUS IS UPDATED WITH THE FOLLOWING:

PERIODS ENDED DECEMBER 31, 2000

                                                1 YEAR          SINCE INCEPTION

      MFS Emerging Equities Portfolio          -28.78%              10.92%

      Russell 2000 Index                       -3.02%               5.11%

      Russell 3000 Growth Index                -22.42%              12.85%

      S&P 500 Index                            -9.11%               12.53%

      Morningstar Large Growth Funds Average   -14.12%              16.70%*

        * Since December 1, 1997.



In the table, the Portfolio's total return for the year ended December 31, 2000, and the average annual total return since inception of the Portfolio are compared to the Russell 2000 Index, the Russell 3000 Growth Index, the S&P 500 Index and the Morningstar Large Growth Funds Average. The Russell 3000 Growth Index is a value-weighted, unmanaged index of the largest public companies domiciled in the U.S. and its territories (found in the Russell 3000 Index) with highest price-to-book ratios and highest forecasted growth. The Russell 2000 Index is a value-weighted, unmanaged index of smallest companies in the Russell 3000 Index. The S&P 500 Index is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Growth Funds Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The Portfolio commenced operations on November 28, 1997.



             MERGER OF DEUTSCHE BANK AND ZURICH FINANCIAL SERVICES



On September 24, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Scudder's UK operations, Threadneedle Investments. Because this transaction would constitute an assignment of the subadvisory agreement between Aetna Life Insurance and Annuity Company (the "Adviser") and Scudder under the Investment Company Act of 1940 for the PPI Scudder International Growth Portfolio, and, therefore, a termination of such agreement, it is anticipated that the Adviser will seek approval of a new agreement from the Company's shareholders prior to the consummation of the transaction. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

                          PORTFOLIO PARTNERS, INC.

Portfolio Partners, Inc. (the Fund) is a mutual fund authorized to issue multiple series of shares, each representing a diversified portfolio of investments. Each series is individually called a Portfolio, and collectively the series are called the Portfolios. Aetna Life Insurance and Annuity Company serves as the Investment Adviser of each Portfolio, and each Portfolio has a Sub-adviser. The Fund's thirteen Portfolios (and their Sub-advisers) are:

o PPI ALGER GROWTH PORTFOLIO - (Sub-adviser: Fred Alger Management, Inc.)

o PPI ALGER AGGRESSIVE GROWTH PORTFOLIO - (Sub-adviser: Fred Alger Management, Inc.)

o PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO - (Sub-adviser: Brinson Advisors, Inc.)

o PPI DSI ENHANCED INDEX PORTFOLIO - (Sub-adviser: DSI International Management, Inc.)



o PPI GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO* - (Sub-adviser: Goldman Sachs Asset Management)

o PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO - (Sub-adviser: Massachusetts Financial Services Company)



o PPI MFS EMERGING EQUITIES PORTFOLIO - (Sub-adviser: Massachusetts Financial Services Company)

o PPI MFS RESEARCH GROWTH PORTFOLIO - (Sub-adviser: Massachusetts Financial Services Company)

o PPI OPCAP BALANCED VALUE PORTFOLIO - (Sub-adviser: OpCap Advisors)

o PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO - (Sub-adviser: Salomon Brothers Asset Management Inc.)

o PPI SALOMON BROTHERS CAPITAL PORTFOLIO - (Sub-adviser: Salomon Brothers Asset Management Inc.)

o PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO - (Sub-adviser: Zurich Scudder Investments, Inc.)

o PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO - (Sub-adviser: T. Rowe Price Associates, Inc.)



Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate accounts context, and to certain investment advisers and their affiliates.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        SERVICE CLASS AND ADVISER CLASS

                                  PROSPECTUS
                               November 13, 2001


FOOTNOTE:
----------------------
*Goldman Sachs (A R in a circle) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                               TABLE OF CONTENTS


                                                                Page



PPI Alger Growth Portfolio                                        1

PPI Alger Aggressive Growth Portfolio                             3

PPI Brinson Tactical Asset Allocation Portfolio                   5

PPI DSI Enhanced Index Portfolio                                  8

PPI  Goldman Sachs/R Capital Growth Portfolio                     11

PPI MFS Capital Opportunities Portfolio                           14

PPI MFS Emerging Equities Portfolio                               18

PPI MFS Research Growth Portfolio                                 22

PPI OpCap Balanced Value Portfolio                                26

PPI Salomon Brothers Investors Value Portfolio                    29

PPI Salomon Brothers Capital Portfolio                            32

PPI Scudder International Growth Portfolio                        35

PPI T. Rowe Price Growth Equity Portfolio                         39

Additional Information About Investment Strategies and Risks      43

Management of the Portfolios                                      63

Portfolio Distribution                                            68

Shareholder Information                                           68

Performance                                                       70

Appendix:  Investment Techniques and Practices                    A-1

                          PPI ALGER GROWTH PORTFOLIO
               SUB-ADVISER: FRED ALGER MANAGEMENT, INC. (ALGER)



INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $10 billion or greater. Alger focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. The Portfolio's investments may include securities listed on a securities exchange or traded in the over the counter markets.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o GROWTH STOCK RISK: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class    Adviser Class
                                          (S Class)       (ADV Class)

Management Fees                            0.80%            0.80%
Distribution (12b-1) Fees                  0.00%            0.25%
Other Expenses*                            0.45%            0.45%
                                           -----            -----

Total Annual Portfolio Operating Expenses  1.25%            1.50%
                                           -----            -----
                                           -----            -----

* Other Expenses include an Administrative Services Fee of .20% and a Shareholder Services Fee of .25%.



EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $127             $153
                        3 YEARS          $397             $474

                     PPI ALGER AGGRESSIVE GROWTH PORTFOLIO
               SUB-ADVISER: FRED ALGER MANAGEMENT, INC. (ALGER)



INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index. Alger focuses on midsize companies with promising growth potential. The Portfolio's investments may include securities listed on a securities exchange or traded in the over the counter markets.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o GROWTH STOCK RISK: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

        o MIDCAP GROWTH RISK: Securities of medium-sized companies may be more volatile than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class    Adviser Class
                                          (S Class)       (ADV Class)

Management Fees                            0.85%            0.85%
Distribution (12b-1) Fees                  0.00%            0.25%
Other Expenses*                            0.45%            0.45%
                                           -----            -----

Total Annual Portfolio Operating Expenses  1.30%            1.55%
                                           -----            -----
                                           -----            -----

* Other Expenses include an Administrative Services Fee of .20% and a Shareholder Services Fee of .25%.



EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $132             $158
                        3 YEARS          $412             $490

                PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO
                 SUB-ADVISER: BRINSON ADVISORS, INC. (BRINSON)



INVESTMENT OBJECTIVE

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio allocates its assets between a stock portion that is designed to track the performance of the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Brinson reallocates the Portfolio's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the Portfolio's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o ASSET ALLOCATION RISK: The Tactical Allocation Model may not correctly predict the times to shift the Portfolio's assets from one type of investment to another.

        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.



        o INDEX TRACKING RISK: The Portfolio expects a close correlation between the perform- ance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of the Portfolio's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the Portfolio and investor purchases and sales of

           Portfolio shares, which can occur daily.



        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Because the Portfolio's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instru- ments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.



PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class     Adviser Class
                                          (S Class)        (ADV Class)

Management Fees                            0.90%              0.90%
Distribution (12b-1) Fees                  0.00%              0.25%

Other Expenses*                            0.45%              0.45%
                                           -----              -----

Total Annual Portfolio Operating Expenses  1.35%              1.60%
                                           -----              -----
                                           -----              -----

* Other Expenses include an Administrative Services Fee of .20% and a Shareholder Services Fee of .25%.



EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $137             $163
                        3 YEARS          $428             $505

                       PPI DSI ENHANCED INDEX PORTFOLIO
             SUB-ADVISER: DSI INTERNATIONAL MANAGEMENT, INC. (DSI)



INVESTMENT OBJECTIVE

Higher total return over the long term than the S&P 500 Index.

PRINCIPAL INVESTMENT

The Portfolio seeks to achieve its investment objective by using DSI's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index). The Portfolio normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on DSI's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the Portfolio overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the Portfolio gives stocks with a neutral rating the same weight as in the S&P 500 Index.

The Portfolio seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time with a relatively low tracking error. To maintain this correlation, the Portfolio gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The Portfolio also considers relative industry and sector weightings and market capitalization. The Portfolio generally expects to rebalance its portfolio monthly, but may do so more often if DSI considers it appropriate to do so.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o DSI PROPRIETARY STRATEGY RISK: DSI's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

        o INDEX TRACKING RISK: The Portfolio expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of the Portfolio's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the Portfolio and investor purchases and sales of Portfolio shares, which can occur daily.



        o DERIVATIVES RISK: The risk that loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.



        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Because the Portfolio's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.



        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class    Adviser Class
                                          (S Class)       (ADV Class)

Management Fees                            0.60%            0.60%
Distribution (12b-1) Fees                  0.00%            0.25%
Other Expenses*                            0.45%            0.45%
                                           -----            -----

Total Annual Portfolio Operating Expenses  1.05%            1.30%
                                           -----            -----
                                           -----            -----

*Other  Expenses  include  an  Administrative   Services  Fee  of  .20%  and  a
Shareholder Services Fee of .25%.



EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $107             $132
                        3 YEARS          $334             $412

                  PPI GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO
             SUB-ADVISER: GOLDMAN SACHS ASSET MANAGEMENT (GOLDMAN)



INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 90% of its total assets under normal circumstances) in equity securities. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by Goldman to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial states of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks, which are further described in the section of the prospectus entitled "Additional Information About Investment Strategies and Risks."

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o STOCK RISK: The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There is no guarantee that such levels will be reached or maintained in the future.

        o MANAGEMENT RISK: The risk that a strategy used by the Sub-adviser may fail to produce intended results.

        o DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class   Adviser Class
                                         (S Class)        (ADV Class)

Management Fees                            0.85%            0.85%
Distribution (12b-1) Fees                  0.00%            0.25%
Other Expenses*                            0.45%            0.45%
                                           -----            -----

Total Annual Portfolio Operating Expenses  1.30%            1.55%

*Other expenses include an Administrative Service Fee of .20% and a Shareholder Services Fee of .25%.

EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $132             $158
                        3 YEARS          $412             $490

                    PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
          SUB-ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS)

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. The Portfolio's investments may include securities listed on a securities exchange or traded in the over the counter markets.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.



        o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks, which are further described in the section of the prospectus entitled "Additional Information About Investment Strategies and Risks."



        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE



The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future. As of the date of this Prospectus, the S Class and ADV Class have not yet commenced operations. Therefore, the performance information shown below for each Class is the performance of the Initial Class (I Class) of the Portfolio, adjusted to reflect the operating expenses of the S Class and the ADV Class, respectively. The I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses. The annual returns in the bar chart are for the ADV Class of the Portfolio.

GRAPH:

1998    26.17%
1999    48.22%
2000    -6.29%



The best calendar quarter return since inception of the I Class of the Portfolio, adjusted to reflect the operating expenses of the ADV Class, was 28.70% in the fourth quarter of 1999; the worst was -14.97% in the third quarter of 1998.

PERIODS ENDED DECEMBER 31, 2000

                                                1 YEAR          SINCE INCEPTION

PPI MFS Capital Opportunities Portfolio (S
Class)                                          -6.00%              20.74%
PPI MFS Capital Opportunities Portfolio (ADV
Class)                                          -6.29%              20.45%
S&P 500 Index                                   -9.11%              12.53%
Morningstar Large Cap Blend Fund Average        -6.96%              10.87%*

     * Since December 1, 1997.



In the table, the S and ADV Class total returns for the year ended December 31, 2000, and the average annual total return since inception of the Portfolio are calculated using the I Class share returns for the same period and deducting the operating expenses of the S and ADV Class shares, respectively. The performance of each share class is then compared with the S&P 500 Index and the Morningstar Large Cap Blend Fund Average. The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Cap Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The I Class of the Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class   Adviser Class
                                         (S Class)       (ADV Class)

Management Fees                           0.65%            0.65%
Distribution (12b-1) Fees                 0.00%            0.25%
Other Expenses*                           0.50%            0.50%
                                          -----            -----

Total Annual Portfolio Operating Expenses 1.15%            1.40%
                                          -----            -----
                                          -----            -----

*Other Expenses include an Administrative Service Fee of .25% and a Shareholder Services Fee of .25%.



EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $117             $143
                        3 YEARS          $365             $443

                      PPI MFS EMERGING EQUITIES PORTFOLIO
          SUB-ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS)



INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that MFS believes are early in their life cycle and have the potential to become major enterprises, or are major enterprises whose rates of earnings growth MFS believes will accelerate. The Portfolio's investments may include securities listed on a securities exchange or traded in the over the counter markets.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.



        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.



        o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial states of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks, which are further described in the section of the prospectus entitled "Additional Information About Investment Strategies and Risks."

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE



The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the Performance of the Portfolio from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future. As of the date of this Prospectus, the S Class and ADV Class have not commenced operations. Therefore, the performance information shown below for each Class is the performance of the Initial Class (I Class) of the Portfolio, adjusted to reflect the operating expenses of the S Class and the ADV Class, respectively. The I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses. The annual returns in the bar chart are for the ADV Class of the Portfolio.

GRAPH:

1998    29.10%
1999    50.31%
2000    -29.35%



The best calendar quarter return since inception of the I Class of the Portfolio, adjusted to reflect the operating expenses of the ADV Class, was 33.76% in the fourth quarter of 1999; the worst was -22.17% in the fourth quarter of 2000.



PERIODS ENDED DECEMBER 31, 2000



                                                1 YEAR      SINCE INCEPTION



        MFS Emerging Equities Portfolio (S
        Class)                                  -29.06%         10.64%
        MFS Emerging Equities Portfolio (ADV
        Class)                                  -29.35%         10.35%
        Russell 3000 Growth Index               -22.42%         12.85%
        Russell 2000 Index                      -3.02%           5.11%
        S&P 500 Index                           -9.11%          12.53%
        Morningstar Large Growth Funds Average  -14.12%         16.70%*



          * Since December 1, 1997.



In the table, the S and ADV Class total returns for the year ended December 31, 2000, and the average annual total return since inception of the Portfolio are calculated using the I Class share returns for the same period and deducting the operating expenses of the S and ADV Class shares, respectively. The performance of each share class is then compared to the Russell 3000 Index, the S&P 500 Index and the Morningstar Large Growth Funds Average. The Russell 3000 Index is a value-weighted, unmanaged index of small capitalization stock performance. The S&P 500 Index is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Growth Funds Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The I Class of the Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class           Adviser Class
                                         (S Class)               (ADV Class)

Management Fees                            0.66%                   0.66%
Distribution (12b-1) Fees                  0.00%                   0.25%
Other Expenses*                            0.38%                   0.38%
                                           -----                   -----

Total Annual Portfolio Operating Expenses  1.04%                   1.29%
                                           -----                   -----
                                           -----                   -----

*Other Expenses include an Administrative Service Fee of .13% and a Shareholder Services Fee of .25%.



EXAMPLE



This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $106             $131
                        3 YEARS          $331             $409

                       PPI MFS RESEARCH GROWTH PORTFOLIO
          SUB-ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS)

INVESTMENT OBJECTIVE

Long-term growth of capital and future income

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 80% of its total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flows, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities listed on a securities exchange or in the over the counter markets.



A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates.



The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

        o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial states of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks, which are further described in the section of the prospectus entitled "Additional Information About Investment Strategies and Risks."



        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE



The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the Performance of the Portfolio from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future. As of the date of this Prospectus, the S Class and ADV Class have not commenced operations. Therefore, the performance information shown below for each Class is the performance of the Initial Class (I Class) of the Portfolio, adjusted to reflect the operating expenses of the S Class and the ADV Class, respectively. The I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses. The annual returns in the bar chart are for the ADV Class of the Portfolio.

GRAPH:

1998    22.43%
1999    23.46%
2000    -5.05%



The best calendar quarter return since inception of the I Class of the Portfolio, adjusted to reflect the operating expenses of the ADV Class, was 22.14% in the fourth quarter of 1998; the worst was -15.64% in the third quarter of 1998.

PERIODS ENDED DECEMBER 31, 2000



                                                1 YEAR          SINCE INCEPTION

        PPI MFS Research Growth Portfolio (S
        Class)                                  -4.76%              12.01%
        PPI MFS Research Growth Portfolio (ADV
        Class)                                  -5.05%              11.72%
        S&P 500 Index                           -9.11%              12.53%
        Morningstar Large Growth Funds Average  -14.12%             16.70%*

          * Since December 1, 1997.



In the table, the S and ADV Class total returns for the year ended December 31, 2000, and the average annual total return since inception of the Portfolio are calculated using the I Class share returns for the same period and deducting the operating expenses of the S and ADV Class shares, respectively. The performance of each share class is then compared with the S&P 500 Index and the Morningstar Large Growth Funds Average. The S&P 500 Index is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Growth Funds Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The I Class of the Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class     Adviser Class
                                         (S Class)         (ADV Class)

Management Fees                            0.69%              0.69%
Distribution (12b-1) Fees                  0.00%              0.25%
Other Expenses*                            0.40%              0.40%
                                           -----              -----

Total Annual Portfolio Operating Expenses  1.09%              1.34%
                                           -----              -----
                                           -----              -----

*Other Expenses include an Administrative Service Fee of .15% and a Shareholder Services Fee of .25%.

EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $111             $136
                        3 YEARS          $347             $425

                      PPI OPCAP BALANCED VALUE PORTFOLIO
                      SUB-ADVISER: OPCAP ADVISORS (OPCAP)

INVESTMENT OBJECTIVE

Capital growth, and secondarily, investment income

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 25% of its total assets in equity securities, including common stocks and preferred stocks, and expects to have between 50% to 70% of its total assets invested in equities. The Portfolio also invests at least 25% of its total assets in fixed-income senior securities. The Portfolio's investments in fixed income senior securities include bonds, debentures, notes, participation interests in loans, convertible securities, U.S. Government securities and cash equivalents. To seek growth, the Portfolio invests mainly in common stocks of U.S. issuers that OpCap believes are undervalued in the marketplace. The Portfolio also invests in other equity securities, such as preferred stock and securities convertible into common stock. The Portfolio also buys corporate and government bonds, notes, and other debt securities for investment income, which can include securities below investment grade. OpCap searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. OpCap allocates the Portfolio's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions. Within the parameters for stock and bond investments described above under normal market conditions, the Portfolio might hold stocks, bonds, and money market instruments in different proportions at different times. OpCap might increase the relative emphasis of investments in bonds and other fixed income securities, in relation to stocks when it thinks that:



o  common stocks in general  appear to be  overvalued,
o debt securities present better capital growth and income opportunities relative to common stocks because of declining interest rates or improved issuer credit quality, or
o  it  is  desirable  to  maintain  liquidity  pending  investment  in   equity
   securities to seek capital growth opportunities.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o INDUSTRY FOCUS RISK: To the extent that the Portfolio is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.



        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.

        o CREDIT RISK: The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class     Adviser Class
                                         (S Class)         (ADV Class)

Management Fees                           0.80%              0.80%
Distribution (12b-1) Fees                 0.00%              0.25%
Other Expenses*                           0.45%              0.45%
                                          -----              -----

Total Annual Portfolio Operating Expenses 1.25%              1.50%
                                          -----              -----
                                          -----              -----

*Other  Expenses  include  an  Administrative   Services  Fee  of  .20%  and  a
Shareholder Services Fee of .25%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        S CLASS         ADV CLASS
                        1 YEAR           $127             $153
                        3 YEARS          $397             $474

                PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
           SUB-ADVISER: SALOMON BROTHERS ASSET MANAGEMENT INC (SBAM)



INVESTMENT OBJECTIVE

Long-term growth of capital, and secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks of established U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities. The Portfolio may also invest up to 20% of its assets in securities of foreign issuers.

SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with solid growth potential at reasonable values. SBAM employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. o Credit Risk: The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.

        o DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class     Adviser Class
                                         (S Class)         (ADV Class)

Management Fees                           0.80%             0.80%
Distribution (12b-1) Fees                 0.00%             0.25%
Other Expenses*                           0.45%             0.45%
                                          -----             -----

Total Annual Portfolio Operating Expenses 1.25%             1.50%
                                          -----             -----
                                          -----             -----

*Other  Expenses  include  an  Administrative   Services  Fee  of  .20%  and  a
Shareholder Services Fee of .25%.

EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a class in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        S CLASS         ADV CLASS
                        1 YEAR           $127             $153
                        3 YEARS          $397             $474

                    PPI SALOMON BROTHERS CAPITAL PORTFOLIO
           SUB-ADVISER: SALOMON BROTHERS ASSET MANAGEMENT INC (SBAM)

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities of U.S. companies. These companies may range in size from established large capitalization companies
(over $5 billion in market capitalization) to small capitalization companies (less than $1 billion in market capitalization) at the beginning of their life cycles.

The Portfolio may invest in investment grade fixed-income securities and may invest up to 20% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by SBAM. The Portfolio may invest without limit in convertible debt securities. The Portfolio emphasizes those convertible debt securities that offer the appreciation potential of common stocks. The Portfolio may also invest up to 20% of its assets in securities of foreign issuers.



SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM seeks to identify those companies which offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o SMALL CAPITALIZATION COMPANY RISK: Investment in small capitalization companies involves a substantial risk of loss. Small cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources and management depth. The securities of these companies sell at the times and at the prices that SBAM believes appropriate.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.

        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o CREDIT RISK: The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.



        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.



        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

        o DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.

The Portfolio is not diversified, which means that it may invest a higher percentage of its assets in any one issuer than a diversified fund would. This may magnify the Portfolio's losses from events affecting a particular issuer. However, SBAM seeks to diversify the Portfolio's investments across industries, which may help reduce this risk.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                            Service Class       Adviser Class
                                            (S Class)           (ADV Class)

Management Fees                             0.90%               0.90%
Distribution (12b-1) Fees                   0.00%               0.25%
Other Expenses*                             0.45%               0.45%
                                            -----               -----

Total Annual Portfolio Operating Expenses   1.35%               1.60%
                                            -----               -----
                                            -----               -----

*Other Expenses include an Administrative Service Fee of .20% and a Shareholder Services Fee of .25%.



EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        S CLASS         ADV CLASS
                        1 YEAR           $137            $163
                        3 YEARS          $428            $505

                  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
        SUB-ADVISER: ZURICH SCUDDER INVESTMENTS, INC. (ZURICH SCUDDER)

INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of foreign companies that Zurich Scudder believes have high growth potential. The Portfolio will normally invest in securities of at least three different countries other than the U.S. and will invest in securities in both developed and developing markets. The Portfolio will seek to invest in those companies that Zurich Scudder believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management, capable of defining and implementing company strategies to take advantage of local, regional or global market changes.

The Portfolio also may invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial states of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks, which are further described in the section of the prospectus entitled "Additional Information About Investment Strategies and Risks".

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.

        o CREDIT RISK: The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.

PORTFOLIO PERFORMANCE



The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the Performance of the Portfolio from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future. As of the date of this Prospectus, the S Class and ADV Class have not yet commenced operations. Therefore, the performance information shown below for each Class is the performance of the Initial Class (I Class) of the Portfolio, adjusted to reflect the operating expenses of the S Class and the ADV Class, respectively. The I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses. The annual returns in the bar chart are for the ADV Class of the Portfolio.

GRAPH:

1998    18.52%
1999    57.84%
2000    -20.16%



The best calendar quarter return since inception of the I Class of the Portfolio, adjusted to reflect the operating expenses of the ADV Class, was 30.35% in the fourth quarter of 1999; the worst was -15.02% in the third quarter of 1998.



PERIODS ENDED DECEMBER 31, 2000



                                                1 YEAR          SINCE INCEPTION



        PPI Scudder International
          Growth Portfolio (S Class)           -19.87%              14.74%
        PPI Scudder International
          Growth Portfolio (ADV Class)         -20.16%              14.45%
        MSCI EAFE Index                        -14.17%              9.69%*
        Morningstar Foreign Stock Fund Average -15.66%              10.97%*



           * Since December 1, 1997.

In the table, the S and ADV Class total returns for the year ended December 31, 2000, and the average annual total return since inception of the Portfolio are calculated using the I Class share returns for the same period and deducting the operating expenses of the S and ADV Class shares, respectively. The performance of each share class is then compared with the MSCI EAFE Index and the Morningstar Foreign Stock Fund Average. The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), is an unmanaged index that includes securities traded on 16 exchanges in Europe, Australasia and the Far East. The Morningstar Foreign Stock Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The I Class of the Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                           Service Class     Adviser Class
                                           (S Class)         (ADV Class)

Management Fees                            0.80%              0.80%
Distribution (12b-1) Fees                  0.00%              0.25%
Other Expenses*                            0.45%              0.45%
                                           -----              -----

Total Annual Portfolio Operating Expenses  1.25%              1.50%
                                           -----              -----
                                           -----              -----

*Other  Expenses  include  an  Administrative   Services  Fee  of  .20%  and  a
Shareholder Services Fee of .25%.

EXAMPLE

This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $127             $153
                        3 YEARS          $397             $474

                   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
             SUB-ADVISER: T. ROWE PRICE ASSOCIATES, INC. (T. ROWE)

INVESTMENT OBJECTIVE

Long-term capital growth, and secondarily, increasing dividend income

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its total assets) in the common stocks of a diversified group of growth companies. T. Rowe seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, T. Rowe seeks companies with a lucrative niche in the economy that T. Rowe believes will give them the ability to sustain earnings momentum even during times of slow economic growth. It is T. Rowe's belief that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase foreign stocks, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o GROWTH STOCK RISK: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Also, the Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

        o Currency Risk: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

PORTFOLIO PERFORMANCE



The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the Performance of the Portfolio from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how the Portfolio will perform in the future. As of the date of this Prospectus, the S Class and ADV Class have not yet commenced operations. Therefore, the performance information shown below for each Class is the performance of the Initial Class (I Class) of the Portfolio, adjusted to reflect the operating expenses of the S Class and the ADV Class, respectively. The I Class is not offered in this Prospectus. The S Class and ADV Class would have substantially similar performance as the I Class because they invest in the same portfolio of securities. The performance will differ only to the extent that each class does not have the same operating expenses. The annual returns in the bar chart are for the ADV Class of the Portfolio.

GRAPH:

1998    27.03%
1999    21.75%
2000    -0.61%



The best calendar quarter return since inception of the I Class of the Portfolio, adjusted to reflect the operating expenses of the ADV Class, was 22.51% in the fourth quarter of 1998; the worst was -11.60% in the third quarter of 1998.



PERIODS ENDED DECEMBER 31, 2000



                                                1 YEAR          SINCE INCEPTION



        PPI T. Rowe Price Growth Equity
        Portfolio (S Class)                    -0.32%               15.96%
        PPI T. Rowe Price Growth Equity
        Portfolio (ADV Class)                  -0.61%               15.67%
        S&P 500 Index                          -9.11%               12.53%
        Morningstar Large Growth Funds Average -14.12%              16.70%*



           * Since December 1, 1997.



In the table, the S and ADV Class total returns for the year ended December 31, 2000, and the average annual total return since inception of the Portfolio are calculated using the I Class share returns for the same period and deducting the operating expenses of the S and ADV Class shares, respectively. The performance of each share class is then compared with the S&P 500 Index and the Morningstar Large Growth Funds Average. The S&P 500 Index is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Growth Funds Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The I Class of the Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF EACH CLASS OF THE PORTFOLIO)

                                        Service Class     Adviser Class
                                          (S Class)        (ADV Class)

Management Fees                            0.60%             0.60%
Distribution (12b-1) Fees                  0.00%             0.25%
Other Expenses*                            0.40%             0.40%
                                           -----             -----

Total Annual Portfolio Operating Expenses  1.00%             1.25%
                                           -----             -----
                                           -----             -----

*Other Expenses include an Administrative Service Fee of .15% and a Shareholder Services Fee of .25%.

EXAMPLE



This Example is intended to help you compare the cost of investing in each class of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        S CLASS         ADV CLASS
                        1 YEAR           $102             $127
                        3 YEARS          $318             $397

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each  Portfolio may depart from its principal  investment  strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. The PPI Alger Growth and PPI Alger Aggressive Growth Portfolios may each invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons. The PPI MFS Capital Opportunities, PPI MFS Emerging Equities, PPI MFS Research Growth, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value Portfolios may, for temporary defensive purposes, invest in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. PPI Scudder International Growth Portfolio may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. PPI T. Rowe Price Growth Equity Portfolio may, for temporary defensive purposes, invest in short-term, high-quality, U.S. and foreign dollar-denominated money market securities, including repurchase agreements. It is impossible to accurately predict how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.



For temporary defensive purposes, up to 100% of total assets of PPI Goldman Sachsr Capital Growth Portfolio may be invested in U.S. Government securities, repurchase agreements collateralized by U.S. Government Securities, commercial paper rated at least A-2 by S&P or P- 2 by Moody's, CDs, bankers' acceptances, non-convertible preferred stocks or non-convertible corporate bonds with a remaining maturity of less than one year.



ACTIVE TRADING STRATEGY



Each Portfolio, except for the PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Investors Value, and the PPI Scudder International Growth Portfolios may engage in active trading to achieve their investment goals. This may cause these Portfolios to realize higher capital gains as compared to a fund with less active trading, which could increase your tax liability unless you are purchasing shares through a tax-deferred retirement product. Frequent trading also increases transaction costs, which would lower these Portfolios' performance.



PPI ALGER GROWTH PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term capital appreciation. In order to achieve its investment objective, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $10 billion or greater. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:

        o MARKET RISK: This is the risk that the price of a security held by the Portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

        o COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

        o GROWTH STOCK RISK: Growth stocks can be volatile for several reasons. Since they usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

        o OVER THE COUNTER RISK: Over the counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC securities trade less frequently and in smaller volume than exchange-listed securities. The values of these securities may be more volatile than exchange-listed securities, and the Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.



        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PPI ALGER AGGRESSIVE GROWTH PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term capital appreciation. In order to achieve its investment objective, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index. It focuses on midsize companies with promising growth potential.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o GROWTH STOCK RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o MIDCAP GROWTH RISK: Securities of medium-sized companies may be more volatile than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

        o OVER THE COUNTER RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is total return, consisting of long-term capital appreciation and current income.

The Portfolio allocates its assets between a stock portion that is designed to track the performance of the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Brinson reallocates the Portfolio's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the Portfolio's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

The Portfolio may (but is not required to) use options and futures and other derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Brinson also may use these instruments to reduce the risk of adverse price movements while investing in cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:

        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o ASSET ALLOCATION RISK: The Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one type of investment to another.

        o INTEREST RATE RISK: The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the Portfolio's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

        o INDEX TRACKING RISK: The Portfolio expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. While the Portfolio attempts to replicate, before deduction of fees and operating expenses, the investment results of the Index, the Portfolio's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily. In addition, the must pay fees and expenses that are not borne by the Index.



        o DERIVATIVES RISK: A derivative contract will obligate or entitle a portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A portfolio may not fully benefit from or may lose money on derivatives if changes in its value does not correspond accurately to changes in the value of the portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

        o FOREIGN MARKETS AND CURRENCY RISK: Investing in foreign markets and securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include:

            o The seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

            o The enforcement of legal rights which may be difficult, costly and slow in foreign countries, and which may be complicated by special problems enforcing claims against foreign governments.

            o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

            o Foreign markets may be less liquid and more volatile than U.S. markets.

            o Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Portfolio's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Portfolio contracts may fail to perform its obligations to the Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.




PPI DSI ENHANCED INDEX PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is to seek higher total return over the long term than the S&P 500 Index.

The Portfolio seeks to achieve its investment objective by using DSI's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index). The Portfolio normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on DSI's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the Portfolio overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the Portfolio gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

The Portfolio may invest in U.S. dollar denominated foreign securities that are included in S&P 500 Index. The Portfolio may (but is not required to) use options, futures contracts and other derivatives. The Portfolio may use these instruments in strategies intended to simulate investment in the S&P 500 Index stocks while retaining a cash balance for fund management purposes. The Portfolio also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

In selecting securities for the Portfolio, DSI seeks to add value to the Portfolio's portfolio through stock selection while managing the Portfolio's risk profile. DSI believes that

        o undervalued securities with improving fundamentals should outperform a given benchmark;
        o during different market environments different factors can become more or less significant; and
        o  unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the Portfolio, DSI uses its proprietary enhanced S&P 500 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the S&P 500 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the S&P 500 Index, so that the relative rankings of these stocks may change from month to month.

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of McGraw-Hill Companies, Inc. (S&P). Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:

        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o DSI PROPRIETARY STRATEGY RISK: By using DSI's proprietary strategies, a portfolio seeks to outperform the total return of its benchmark index and to maintain a correlation between the portfolio's performance and that of the benchmark index in both rising and falling markets. The DSI proprietary strategies, however, may not be successful in selecting securities for a portfolio that outperform the total return of its benchmark index. As a result, a portfolio may not achieve its investment objective and may even underperform relative to its benchmark index. A portfolio's performance also may deviate from that of its benchmark index due to the daily cash flows to which is subject and which will result in the ongoing purchases and sales of stocks and transactional expenses, including brokerage fees. In addition, a portfolio must pay fees and expenses that are not borne by an index.

        o INDEX TRACKING RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o DERIVATIVES RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.


PPI  GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO



PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term growth of capital. In order to achieve its investment objective, the Portfolio invests primarily (at least 90% of its total assets under normal circumstances) in equity securities. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by Goldman to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

            o All of the risks of investing in foreign securities as described above are heightened by investing in emerging markets countries.

            o The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and significantly greater risks, to investors.



        o DERIVATIVES RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o STOCK RISK: The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There is no guarantee that such levels will be reached or maintained in the future.

        o MANAGEMENT RISK: The risk that a strategy used by the Investment Adviser may fail to produce intended results.



        o OVER THE COUNTER RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is capital appreciation. In order to achieve its investment objective, the Portfolio invests primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Portfolio focuses on companies, which MFS believes, have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o OVER THE COUNTER RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o EMERGING MARKETS RISK: See disclosure in the "Principal Risks" section for the PPI Goldman Sachs/R Capital Growth Portfolio.

        O ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.



PPI MFS EMERGING EQUITIES PORTFOLIO



PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term growth of capital. In order to achieve its investment objective, the Portfolio invests primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies that MFS believes are:



        o early in their life cycle and that have the potential to become major enterprises; or
        o major enterprises whose rate of earnings growth MFS believes will accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

Emerging growth companies may be of any size and MFS believes that these companies have products, technologies, management, markets and opportunities which will facilitate earnings growth, that, over time, is well above the growth rate of the overall economy and the rate of inflation. The Portfolio's investments in emerging growth companies may include securities listed on a securities exchange or traded in the over the counter markets.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio may invest and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.



        o EMERGING GROWTH RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other more established companies. Emerging growth companies often may:

            o      have limited product lines, markets and financial resources

            o      be dependent on management by one or a few key individuals

            o have limited marketability when, for example, disappointing earnings reports are announced



        o OVER THE COUNTER RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o EMERGING MARKETS RISK: See disclosure in the "Principal Risks" section for the PPI Goldman Sachs/R Capital Growth Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.




PPI MFS RESEARCH GROWTH PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term growth of capital and future income. In order to achieve its investment objective, the Portfolio invests primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flows, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over the counter markets.

A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed not only by MFS, but also by MFS investment advisory affiliates. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio may invest and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o OVER THE COUNTER RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o EMERGING MARKETS RISK: See disclosure in the "Principal Risks" section for the PPI Goldman Sachs/R Capital Growth Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

PPI OPCAP BALANCED VALUE PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio seeks capital growth, and secondarily, investment income. While the Portfolio does not limit its investments to issuers in a particular capitalization range, OpCap currently focuses on securities of larger established companies.

In selecting securities for the Portfolio, OpCap uses a "value" approach to investing. OpCap searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process for equity securities includes the following techniques:

        o A "bottom up" analytical approach using fundamental research to focus on particular issuers before considering industry trends, by evaluating each issuer's characteristics, financial results and management.
        o A search for securities of established companies believed to be undervalued and having a high return on capital, strong management committed to shareholder value, and positive cash flows.
        o Ongoing monitoring of issuers for fundamental changes in the company that might alter OpCap's initial expectations about the security and might result in a decision to sell the security.

The Portfolio also may invest in corporate bond obligations, as well as government obligations and mortgage-related securities. Debt securities are selected primarily for their income possibilities and their relative emphasis in the Portfolio may be greater when the stock market is volatile. The Portfolio has no limit on the range of maturities of the debt securities it can buy. The debt securities that the Portfolio buys may be rated by nationally-recognized rating organizations or they may be unrated securities assigned a rating by OpCap. In addition, the Portfolio's investments in debt securities can be above or below investment grade in quality. A listing of the ratings definitions of the principal rating organizations is found in the Appendix to the Statement of Additional Information (referred to as the SAI).

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.



        o Industry Focus Risk: To the extent that the Portfolio is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

        o Credit Risk: Debt securities are subject to the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Portfolio's income may be reduced and if the issuer fails to repay principal, the value of that security and the Portfolio's shares may be reduced.

        o Interest Rate Risk: The value of debt securities are subject to change when prevailing interest rates change. The Portfolio's share price can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

        o Active or Frequent Trading Risk: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.


PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is to seek long-term growth of capital. Current income is a secondary objective. In order to achieve its investment objective, the Portfolio invests primarily in common stocks of established U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities. The Portfolio may also invest up to 20% of its assets in securities of foreign issuers.

SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with solid growth potential at reasonable values. SBAM employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, the manager looks for:
        o  Long-term history of performance.
        o  Competitive market position.

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        o  Competitive products and services
        o  Strong cash flow.
        o  High return on equity.
        o  Strong financial condition.
        o  Experienced and effective management.



The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. The Portfolio does not use derivatives as a primary investment technique and generally limit their use to hedging against the economic impact of adverse changes in the market value of their portfolio securities due to changes in stock market prices, currency exchange rates or interest rates. However, the Portfolio also may use derivatives for any of the following purposes:

        o  As a substitute for buying or selling securities
        o To enhance the portfolio's return. This use may be considered speculative.



A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Asset Allocation Portfolio.

        o DERIVATIVES RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Asset Allocation Portfolio.



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

        o OVER THE COUNTER RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o INTEREST RATE RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o CREDIT RISK: See disclosure in the "Principal Risks" section for the PPI OpCap Balanced Value Portfolio.




PPI SALOMON BROTHERS CAPITAL PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is capital appreciation. In order to achieve its investment objective, the Portfolio invests in equity securities of U.S. companies which SBAM believes have above-average capital appreciation potential. These companies may range in size from established large capitalization companies (over $5 billion in market capitalization) to small capitalization companies (less than $1 billion in market capitalization) at the beginning of their life cycles.

SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM seeks to identify those companies which offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics. In selecting individual companies for investment, SBAM looks for the following:



        o Share prices which appear to undervalue the company's assets or do not adequately reflect factors such as favorable industry trends, lack of investor recognition or the short- term nature of earnings declines.
        o Special situations such as existing or possible changes in management, corporate policies, capitalization or regulatory environment which may boost earnings or the market price of the company's shares.
        o Growth potential due to technological advances, new products or services, new methods of marketing or production, changes in demand or other significant new developments which may enhance future earnings.



The Portfolio also may invest in investment grade fixed-income securities and may invest up to 20% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by SBAM. The Portfolio may invest without limit in convertible debt securities. The Portfolio emphasizes those convertible debt securities that offer the appreciation potential of common stocks. The Portfolio may also invest up to 20% of its assets in securities of foreign issuers.



The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. The Portfolio does not use derivatives as a primary investment technique and generally limit their use to hedging against the economic impact of adverse changes in the market value of their portfolio securities due to changes in stock market prices, currency exchange rates or interest rates. However, the Portfolio also may use derivatives for any of the following purposes:

        o  As a substitute for buying or selling securities
        o To enhance the portfolio's return. This use may be considered speculative



A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o INTEREST RATE RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o CREDIT RISK: See disclosure in the "Principal Risks" section for the PPI OpCap Balanced Value Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISKS: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o SMALL CAPITALIZATION RISK: The Portfolio has greater volatility of share price because of the Portfolio's ability to invest in small cap companies. Investing in small capitalization companies involves a substantial risk of loss. Compared to large cap companies, small cap companies and the market for their equity securities are more likely to:

            o Be more sensitive to changes in earnings results and investor expectations.
            o Have more limited product lines, capital resources and management depth.
            o      Experience sharper swings in market values.

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

            o Be harder to sell at the times and prices the manager believes appropriate.
            o      Offer greater potential for gain and loss.



        o DERIVATIVES RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.




PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term growth of capital. In order to achieve its investment objective, the Portfolio invests primarily in foreign equity securities with prospects for growth. The Portfolio invests in securities issued by companies, wherever organized, which do business primarily outside the U.S., including emerging market countries. The Portfolio intends to diversify investments among several countries and to have represented, in substantial proportions, business activities in not less than three countries. The Portfolio generally invests in equity securities issued by established companies listed on foreign exchanges that Zurich Scudder believes have favorable characteristics. The Portfolio also may invest in debt securities. Zurich Scudder will select debt securities on the basis of, among other things, yield, credit quality, and the fundamental outlook for currency and interest rate trends in different parts of the globe.

Investment ideas are generated through the integration of three analytical disciplines:

GLOBAL THEMES - The analysis of major global themes helps Zurich Scudder identify economic sectors and industries most likely to gain or lose value during specific phases of a theme's cycle.

COUNTRY ANALYSIS - A view of regional and local market opportunities are developed through a qualitative assessment of each country's fundamental and political characteristics.

COMPANY ANALYSIS - To identify companies with exceptional opportunities, Zurich Scudder looks for unique attributes such as a franchise or monopoly, above average growth potential, innovation, and scarcity.

These complimentary disciplines suggest investment candidates who are evaluated on a global, regional and industry basis.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o EMERGING MARKETS RISk: See disclosure in the "Principal Risks" section for the PPI Goldman Sachs/R Capital Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o INTEREST RATE RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o CREDIT RISK: See disclosure in the "Principal Risks" section for the PPI OpCap Balanced Value Portfolio.



PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term capital growth, and secondarily, increasing dividend income. In order to achieve its investment strategy, the Portfolio invests primarily in the common stocks of a diversified group of growth companies. T. Rowe normally (but not always) seeks to invest in companies that have the ability to pay increasing dividends through strong cash flows. T. Rowe generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.



The Portfolio may also purchase foreign stocks, futures, and options, in keeping with its objectives. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.



The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o GROWTH STOCK RISK: Growth stocks can be volatile for several reasons. Since they usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Also, the Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



                         MANAGEMENT OF THE PORTFOLIOS



INVESTMENT ADVISER. Aetna Life Insurance and Annuity Company (the Adviser) serves as the investment adviser for each of the Portfolios. The Adviser is a Connecticut insurance corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156, and is registered with the Securities and Exchange Commission (SEC) as an investment adviser. As of December 31, 2000, the Adviser and its wholly owned subsidiaries managed over $51 billion in assets. Aetna Life Insurance and Annuity Company is an indirect, wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.



The Adviser, subject to the supervision of the Board of Directors of the Fund (the Directors, each a Director), acts as a "manager-of-managers" for the Fund, and oversees the Fund's day-to-day operations and manages the investments of each Portfolio. The Adviser may delegate to a sub-adviser the responsibility for day-to-day management of the investments of each Portfolio, subject to the Adviser's oversight. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Fund's Directors. The Fund and the Adviser have requested exemptive relief from the SEC to permit the Adviser and the Fund to add or terminate Sub-advisers without shareholder approval. For the fiscal year ended December 31, 2000, the Adviser received advisory fees, as a percentage of the average net assets of each Portfolio, from the following Portfolios:



PORTFOLIO                                     FEE
---------                                     ---

PPI MFS Capital Opportunities Portfolio       0.65% of average daily net assets
PPI MFS Emerging Equities Portfolio           0.66% of average daily net assets
PPI MFS Research Growth Portfolio             0.69% of average daily net assets
PPI Scudder International Growth Portfolio 0.80% of average daily net assets PPI T. Rowe Price Growth Equity Portfolio 0.60% of average daily net assets



Each of the following Portfolios will pay the Adviser an annual advisory fee as a percentage of the average net assets of each Portfolio as set forth below:



PORTFOLIO                                     FEE
---------                                     ---

PPI Alger Growth Portfolio                    0.80% of average daily net assets
PPI Alger Aggressive Growth Portfolio         0.85% of average daily net assets
PPI Brinson Tactical Asset Allocation
Portfolio                                     0.90% of average daily net assets
PPI DSI Enhanced Index Portfolio              0.60% of average daily net assets
PPI Goldman Sachs/R Capital Growth Portfolio  0.85% of average daily net assets
PPI OpCap Balanced Value Portfolio            0.80% of average daily net assets
PPI Salomon Brothers Investors Value
Portfolio                                     0.80% of average daily net assets
PPI Salomon Brothers Capital Portfolio        0.90% of average daily net assets



The Adviser is responsible for all of its own costs, including costs of the Adviser's personnel required to carry out its investment advisory duties.



SUB-ADVISERS. PPI ALGER AGGRESSIVE GROWTH PORTFOLIO AND PPI ALGER GROWTH PORTFOLIO. The Adviser has engaged Alger, 111 Fifth Avenue, Second Floor, New York, New York 10003, as Sub-Adviser to PPI Alger Aggressive Growth and PPI Alger Growth Portfolios. Alger has been an investment adviser since 1964 and manages investments totaling $10.27 billion in mutual fund assets as well as $1.32 billion in other assets as of September 30, 2001.

Dan Chung and Dave Hyun are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, is Chief Investment Officer and Director of Research and has been employed by Alger since 1994. Mr. Hyun is Executive Vice President and Portfolio Manager and has been employed by Alger between January 1991 and June 2000, and rejoined the firm in September 2001. Mr. Hyun was a Portfolio Manager at Oppenheimer Funds between June 2000 and September 2001.

PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO. The Adviser has engaged Brinson (formerly called Mitchell Hutchins Asset Management Inc.), 51 West 52nd Street, New York, New York 10019-6114, as Sub-Adviser to PPI Brinson Tactical Asset Allocation Portfolio. Brinson is a wholly owned asset management subsidiary of UBS Americas Inc., which is a wholly owned subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland. As of September 30, 2001, Brinson advises or sub-advises 24 investment companies with 58 separate portfolios and aggregate assets of approximately $66 billion.



T. Kirkham Barneby is responsible for the asset allocation decisions for the Portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Brinson, having rejoined the firm in 1994.



PPI DSI ENHANCED INDEX PORTFOLIO. The Adviser has engaged DSI, 301 Merritt 7, Norwalk, Connecticut 06851, as Sub-Adviser to PPI DSI Enhanced Index Portfolio. DSI is an indirect wholly owned asset management subsidiary of UBS AG. As of September 30, 2001, DSI had over $3.9 billion in assets under management.



DSI uses a team approach in its quantitative management of the Portfolio.



PPI GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO. The Adviser has engaged Goldman, a business unit of the Investment Management Division (IMD) of Goldman, Sachs & Co., 32 Old Slip, New York, New York 10005, as Sub-Adviser to PPI Goldman Sachs/R Capital Growth Portfolio. Goldman, Sachs & Co. has been a registered investment adviser since 1981 and is organized as a New York limited partnership. As of September 30, 2001, Goldman, along with other units of IMD, had assets under management of $295.9 billion.



Goldman uses a team approach in its management of the Portfolio, led by Herbert
E. Ehlers. Mr. Ehlers, Managing Director, joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Equity team in 1997. From 1994 to 1997, he was the Chief Investment Officer and Chairman of Liberty Investment Management, Inc.



PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO, PPI MFS EMERGING EQUITIES PORTFOLIO AND PPI MFS RESEARCH GROWTH PORTFOLIO. The Adviser has engaged MFS, 500 Boylston Street, Boston, Massachusetts 02116, as Sub-adviser to PPI MFS Capital Opportunities, PPI MFS Emerging Equities and PPI MFS Research Growth Portfolios. MFS has been engaged in the investment management business since 1924 and is an indirect subsidiary of Sun Life Assurance Company of Canada. Net assets under management of MFS were approximately $161.6 billion as of September 30, 2001.

Maura A. Shaughnessy, a Senior Vice President of MFS, became portfolio manager of PPI MFS Capital Opportunities Portfolio in February 1999. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991. Dale A. Dutile and John E. Lathrop, each a Senior Vice President of MFS, have each been employed in the investment management area of MFS since 1994. David E.
Sette-Ducati, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1995. Messrs. Dutile, Lathrop, and Sette-Ducati each became a portfolio manager of PPI MFS Emerging Equities Portfolio effective May 1, 2001. John Ballen, President and Chief Investment Officer of MFS, provides general oversight in the management of the Portfolio. Mr. Ballen has been employed in the investment management area of MFS since 1984. Portfolio securities of PPI MFS Research Growth are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by MFS but also by MFS' investment advisory affiliates. PPI MFS Research Growth Portfolio's assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet PPI MFS Research Growth Portfolio's investment objective within their assigned industry responsibility.

PPI OPCAP BALANCED VALUE PORTFOLIO. The Adviser has engaged OpCap, 1345 Avenue of the Americas, New York, New York 10105-4800, as Sub-adviser to PPI OpCap Balanced Value Portfolio. OpCap is a majority-owned subsidiary of Oppenheimer Capital. Oppenheimer Capital is an indirect wholly-owned subsidiary of PIMCO Advisers L.P. OpCap has operated as an investment adviser to investment companies, institutions, and other investors since its organization in 1980, and as of September 30, 2001, OpCap or its parent, Oppenheimer Capital, advised accounts having assets in excess of $36 billion.



Colin Glinsman is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Glinsman is Chief Executive Officer and Chief Investment Officer of Oppenheimer Capital, the immediate parent of OpCap. He has been portfolio manager since December 1992 and prior to that he was a securities analyst for Oppenheimer Capital.



PPI SALOMON BROTHERS CAPITAL PORTFOLIO AND PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO. The Adviser has engaged SBAM, 388 Greenwich Street, Eighth Floor, New York, New York 10013, as Sub-adviser to PPI Salomon Brothers Capital
Portfolio and PPI Salomon Brothers Investors Value Portfolio. SBAM is a wholly-owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of September 30, 2001, SBAM managed $71.01 billion in assets.

Ross S. Margolies and Robert M. Donahue, Jr. are primarily responsible for the day-to-day operation of the PPI Salomon Brothers Capital Portfolio. Mr. Margolies is a managing director of SBAM. Prior to joining SBAM in 1992, Mr. Margolies was a senior vice president and analyst in the High Yield Research Department at Lehman Brothers. Mr. Donahue joined SBAM in July 1997 and was appointed managing director in January 2001. Mr. Donahue was a director and equity analyst with SBAM from 1997 through January 2001 and prior to 1997 he was an analyst at Gabelli & Company.



John B. Cunningham and Mark McAllister are primarily responsible for the day-to-day operation of the PPI Salomon Brothers Investors Value Portfolio. Mr. Cunningham joined SBAM in 1995 and was appointed managing director in 2001. Mr. McAllister joined SBAM in June 1999. Mr. McAllister was employed as an executive vice president and portfolio manager with JLW Capital Management, Inc. from March 1998 to May 1999 and as a vice president and equity analyst at Cohen & Steers Capital Management prior to 1998.

PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO. The Adviser has engaged Zurich Scudder Investments, Inc. ("Zurich Scudder"), previously Scudder Kemper Investments, Inc. a Delaware corporation, 345 Park Avenue, New York, New York 10154 as Sub-adviser to PPI Scudder International Growth Portfolio. Zurich Scudder is majority-owned by Zurich Financial Services Group. Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services, in October of 2000. On December 29, 2000, Scudder Kemper Investments, Inc. changed its name to Zurich Scudder Investments, Inc. Zurich Scudder and its predecessor have been engaged in the investment business since 1919.

On September 24, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Scudder's UK operations, Threadneedle Investments. Because this transaction would constitute an assignment of the subadvisory agreement between the Adviser and Scudder under the Investment Company Act of 1940 for the PPI Scudder International Growth Portfolio, and, therefore, a termination of such agreement, it is anticipated that the Adviser will seek approval of a new agreement from the Company's shareholders prior to the consummation of the transaction. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002. Zurich Scudder and its affiliates had $327.9 billion in assets under management globally as of September 30, 2001.



PPI Scudder International Growth Portfolio is managed by a team of investment professionals. Irene T. Cheng is the Lead Manager and is primarily responsible for the day-to-day management of the Portfolio. She works with the other members of the team in developing and executing the Portfolio's investment program. Ms. Cheng joined Zurich Scudder in 1993 as a Portfolio Manager and has managed the PPI Scudder International Growth Portfolio since its inception in November 1997. Ms. Cheng is also a Managing Director of International Equity Management for Zurich Scudder.



PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO. The Adviser has engaged T. Rowe, 100 East Pratt Street, Baltimore, Maryland 21202 as Sub-adviser to PPI T. Rowe Price Growth Equity Portfolio. T. Rowe has been engaged in the investment management business since 1937. T. Rowe and its affiliates managed over $140 billion as of September 30, 2001, for over 8 million individual and institutional accounts. PPI T. Rowe Price Growth Equity Portfolio is managed by a committee. The committee chairman, Robert W. Smith, has day-to-day responsibility for managing the PPI T. Rowe Price Growth Equity Portfolio and works with the committee in developing and executing its investment program. Mr. Smith is a Managing Director of T. Rowe and joined the firm in 1992 as an equity analyst. He has managed the T. Rowe Price Growth Stock Fund since 1997, as well as the U.S. stock portion of the T. Rowe Price Global Stock Fund since 1996.



Each Sub-adviser, subject to the supervision of the Adviser and the Directors, is responsible for managing the assets of its respective Portfolio(s) in accordance with the Portfolio's investment objective and policies. Each Sub-adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

The Adviser has overall responsibility for monitoring the investment program maintained by each Sub-adviser for compliance with applicable laws and regulations and the respective Portfolio's investment objective.

The Adviser pays each Sub-adviser a fee at an annual rate based on the average daily net asset value of each Portfolio. The Adviser pays the sub-advisory fee out of its advisory fee.

                            PORTFOLIO DISTRIBUTION

Each Portfolio is distributed by Aetna Investment Services, Inc. (AIS) a member of the National Association of Securities Dealers, Inc. (NASD). To obtain information about NASD member firms and their associated person, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure
                                      -------------
Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                            SHAREHOLDER INFORMATION

CLASSES OF SHARES



Effective November 13, 2001, the Fund offers three classes of shares of each Portfolio which shall be identical except for different expense variables, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Two of the classes of each Portfolio, the Service Class (S Class) and Adviser Class (ADV Class) are offered pursuant to this prospectus.



The Fund has adopted a Shareholder Services Plan (the Service Plan) for the S Class and ADV Class shares of each Portfolio. The Service Plan allows the Funds's administrator, Aetna Life Insurance and Annuity Company, to enter into shareholder servicing arrangements with insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to S Class or ADV Class shares and their shareholders including variable contract owners or plan participants with interest in the Portfolios. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its S Class and ADV Class shares respectively.



The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 (the Rule 12b-1 Plan) for the ADV Class shares of each Portfolio. The Rule 12b-1 Plan provides for a distribution fee, payable to AIS as the Fund's Distributor. AIS may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Rule 12b-1 Plan. Under the Rule 12b-1 Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its ADV Class shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NET ASSET VALUE

The net asset value per share (NAV) of each Portfolio is determined as of the later of 15 minutes following the close of the New York Stock Exchange or 4:15 p.m. Eastern time on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays. Each Portfolio's NAV is computed by taking the total value of a Portfolio's securities, plus any cash or other assets (including dividends and interest accrued but not collected) and subtracting all liabilities (including accrued expenses), and dividing the total by the number of shares outstanding. Portfolio securities are valued primarily by independent pricing services, based on market quotations. Short-term debt instruments maturing in 60 days or less are valued at amortized cost which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of the Directors.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Portfolios are not priced. As a result, the NAV of a Portfolio holding these securities may change on days when you would not be able to buy or sell Portfolio shares.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or the close of regular trading on the New York Stock Exchange. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.


PURCHASE AND REDEMPTION OF SHARES



Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified retirement plans utilizing a custodial account. Certain Portfolios may not be available as investment options in your variable annuity or life insurance contract or through your plan. Please refer to the prospectus for the appropriate insurance company separate account or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

It is possible that certain conflicts of interest may arise when shares of a Portfolio are purchased to fund both variable annuity and variable life insurance contracts (mixed funding). Conflicts also may arise if shares of a Portfolio are purchased by more than one insurance company (shared funding). The Adviser currently does not foresee any disadvantage to owners of variable annuity or variable life insurance contracts because of mixed or shared funding. The Directors, however, will monitor the Fund and the Portfolios in order to identify any material, irreconcilable conflicts of interest that may possibly arise, and to determine what action, if any, should be taken in response to any such conflicts. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one of more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.



The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if the plan loses (or in the opinion of the Adviser, is at risk of losing) its qualified plan status.

DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

TAX MATTERS



Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity and variable life insurance contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their variable annuity or variable life insurance contract for information regarding the tax consequences of purchasing a contract.



                                  PERFORMANCE



PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. The PPI Alger Growth Portfolio, PPI Alger Aggressive Growth Portfolio, PPI Brinson Tactical Asset Allocation Portfolio, PPI DSI Enhanced Index Portfolio, PPI Goldman Sachs/R Capital Growth Portfolio, PPI OpCap Balanced Value Portfolio, PPI Salomon Brothers Investors Value Portfolio and PPI Salomon Brothers Capital Portfolio have substantially the same investment objective, policies and strategies as one or more existing mutual funds (Comparable Funds) that are either sold directly to the public on a retail basis or through variable products, and that are advised by Alger, Brinson, DSI, Goldman, OpCap or SBAM, as the case may be. While the Portfolios are managed in a manner similar to that of the Comparable Funds presented, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds are lower than the total operating expenses of each of the Portfolios, therefore, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. THE INSURANCE SEPARATE ACCOUNT FEES WILL HAVE A DETRIMENTAL EFFECT ON THE PERFORMANCE OF THE PORTFOLIOS. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for each PPI portfolio, the subadvisers of certain PPI portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total return of the Comparable Funds for the stated periods ended September 30, 2001, as well as a comparison with the performance of the applicable benchmark. /1

                               1 Year   3 Years    5 Years    10 Years
                                                              (or life of fund)

Alger LargeCap Growth
Portfolio  - Class B
(Comparable to PPI Alger
Growth)........................-37.34%  1.82%      9.22%      13.25%
S&P 500 Index..................-26.62%  2.04%      10.22%     12.69%

Alger MidCap Growth Portfolio
- Class B
(Comparable to PPI Alger
Aggressive Growth).............-32.20%  14.15%     12.31%     17.36%/2
S&P MidCap 400 Index...........-19.00%  13.34%     13.67%     13.82%/2

-----------------
Footnote:

1/ The S&P 500 (Standard & Poor's 500) Index is a value-weighted, unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The S&P MidCap 400 Index is a broad-based unmanaged capitalization weighted index of mid-capitalization companies. The Russell 3000 Index is a broad-based unmanaged capitalization weighted index of large capitalization companies.
2/ Since inception date of 5/24/1993

                               1 Year   3 Years    5 Years    10 Years
                                                              (or life of fund)

Brinson Tactical Allocation
Fund - Class A
(Comparable to PPI Brinson
Tactical Asset Allocation).....-27.86%  1.65%      9.59%      11.75%/3
S&P 500 Index..................-26.62%  2.04%      10.22%     12.98%3/3

Brinson Enhanced S&P 500 Index
Fund - Class A*
(Comparable to PPI DSI
Enhanced Index)................-28.87%  N/A        N/A        -22.95%/4
S&P 500 Index..................-26.62%  N/A        N/A        -20.16%/4

Goldman Sachs/R Capital Growth
Fund - Class A
(Comparable to PPI Goldman
Sachs/R Capital Growth)........-33.04%  2.02%      10.97%     13.43%
S&P 500 Index..................-26.62%  2.04%      10.22%     12.69%

OpCap Advisors Mutual Fund
Composite**
(Comparable to PPI OpCap
Balanced Value)................ 7.22%   13.93%     16.28%     14.67%/5
S&P 500 Index..................-26.62%  2.04%      10.22%     12.11%/5

Salomon Brothers Investors
Value Fund - Class A
(Comparable to PPI Salomon
Brothers Investors Value)......-12.32%  9.18%      12.01%     16.75%

Salomon Brothers Investors
Value Fund - Class O
(Comparable to PPI Salomon
Brothers Investors Value)......-12.10%  9.43%      12.26%     14.44%
S&P 500 Index..................-26.62%  2.04%      10.22%     12.69%

Salomon Brothers Capital Fund
- Class A
(Comparable to PPI Salomon
Brothers Capital)..............-8.81%   17.83%     N/A        17.94%/6

Salomon Brothers Capital Fund
- Class O
(Comparable to PPI Salomon
Brothers Capital)..............-8.53%   18.11%     18.56%     16.54%
Russell 3000 Index.............-27.91%  2.48%      9.32%      -12.34%

-----------------
Footnote:

3/ Since inception date of 5/10/1993
*  Fund is sub-advised by DSI.
4/ Since inception date of 4/26/2000
** Performance is based on a composite of all similarly managed mutual fund accounts.
5/ Since inception date of 12/31/1991
6/ Since inception date of 11/01/1996

                                   APPENDIX

INVESTMENT TECHNIQUES AND PRACTICES

In pursuing their investment objectives and investment policies, the Portfolios may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.

SYMBOLS

x       permitted
-       not permitted



-----------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES/  PPI ALGER  PPI ALGER  PPI         PPI DSI   PPI         PPI MFS        PPI MFS
 PRACTICES               AGGR.      GROWTH     BRINSON     ENHANCED  GOLDMAN     CAPITAL        EMERGING
                         GROWTH                TACTICAL    INDEX     SACHS/R     OPPORTUNITIES  EQUITIES
                                               ASSET                 CAPITAL
                                               ALLOCATION            GROWTH
-----------------------------------------------------------------------------------------------------------
Debt Securities
-----------------------------------------------------------------------------------------------------------
  Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------
    Collateralized         -           -           -         -         x            -              -
    Mortgage Obligations
    and Multi-class
    Pass-Through
    Securities
-----------------------------------------------------------------------------------------------------------
    Corporate Asset-       -           -           -         -         x            -              -
    Backed Securities
-----------------------------------------------------------------------------------------------------------
    Mortgage Pass-Through  -           -           -         -         -            -              -
    Securities
-----------------------------------------------------------------------------------------------------------
    Stripped Mortgage-     -           -           -         -         -            -              -
    Backed Securities
-----------------------------------------------------------------------------------------------------------
  Corporate Securities     x           x           -         x         x            x              x
  and Convertible Bonds
-----------------------------------------------------------------------------------------------------------
  Loans and Other Direct   x           x           -         -         -            -              -
  Indebtedness
-----------------------------------------------------------------------------------------------------------
  Lower Rated Bonds        -           -           -         -         -            x              x
-----------------------------------------------------------------------------------------------------------
  Municipal Bonds          -           -           -         -         -            -              -
-----------------------------------------------------------------------------------------------------------
  Speculative Bonds        -           -           -         -         -            x              x
-----------------------------------------------------------------------------------------------------------
  U.S. Government          x           x           x         x         x            x              x
  Securities
-----------------------------------------------------------------------------------------------------------
  Variable and Floating    -           -           -         -         -            x              x
  Rate Obligations
-----------------------------------------------------------------------------------------------------------
  Zero Coupon Bonds,       -           -           -         x         x            x              x
  Deferred Interest Bonds
  and PIK Bonds
-----------------------------------------------------------------------------------------------------------
Equity Securities (Common  x           x           x         x         x            x              x
and Preferred Stocks)
-----------------------------------------------------------------------------------------------------------
Foreign Securities
Exposure
-----------------------------------------------------------------------------------------------------------
  Brady Bonds              -           -                               -            x              -
-----------------------------------------------------------------------------------------------------------
  Depository Receipts      x           x           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
  Dollar-Denominated       -           -           -         -         -            -              -
  Foreign Debt
  Securities
-----------------------------------------------------------------------------------------------------------
  PFICs                    -           -           -         -         x            x              x
-----------------------------------------------------------------------------------------------------------


                                      73


-----------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES/  PPI MFS    PPI OP CAP  PPI        PPI         PPI       PPI T. ROWE
 PRACTICES               RESEARCH   BALANCED    SALOMON    SALOMON     SCUDDER   PRICE
                         GROWTH     VALUE       BROTHERS   BROTHERS    INT'L.    GROWTH
                                                CAPITAL    INVESTORS   GROWTH
                                                           VALUE
-----------------------------------------------------------------------------------------------------------
Debt Securities
-----------------------------------------------------------------------------------------------------------
  Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------
    Collateralized         -           x           -         -           -          -
    Mortgage Obligations
    and Multi-class
    Pass-Through
    Securities
-----------------------------------------------------------------------------------------------------------
    Corporate Asset-       -           x           -         -           x          -
    Backed Securities
-----------------------------------------------------------------------------------------------------------
    Mortgage Pass-Through  -           x           -         -           -          -
    Securities
-----------------------------------------------------------------------------------------------------------
    Stripped Mortgage-     -           x           -         -           -          -
    Backed Securities
-----------------------------------------------------------------------------------------------------------
  Corporate Securities     x           x           x         x           x          x
  and Convertible Bonds
-----------------------------------------------------------------------------------------------------------
  Loans and Other Direct   -           x           -         -           -          -
  Indebtedness
-----------------------------------------------------------------------------------------------------------
  Lower Rated Bonds        x           x           x         x           x          -
-----------------------------------------------------------------------------------------------------------
  Municipal Bonds          -           x           -         -           -          -
-----------------------------------------------------------------------------------------------------------
  Speculative Bonds        x           x           x         x           x          -
-----------------------------------------------------------------------------------------------------------
  U.S. Government          x           x           x         x           x          x
  Securities
-----------------------------------------------------------------------------------------------------------
  Variable and Floating    x           x           x         x           x          -
  Rate Obligations
-----------------------------------------------------------------------------------------------------------
  Zero Coupon Bonds,       -           x           x         x           -          -
  Deferred Interest Bonds
  and PIK Bonds
-----------------------------------------------------------------------------------------------------------
Equity Securities (Common  x           x           x         x           x          x
and Preferred Stocks)
-----------------------------------------------------------------------------------------------------------
Foreign Securities
Exposure
-----------------------------------------------------------------------------------------------------------
  Brady Bonds              -           x           x         x           x          -
-----------------------------------------------------------------------------------------------------------
  Depository Receipts      x           x           x         x           x          x
-----------------------------------------------------------------------------------------------------------
  Dollar-Denominated       x           x           x         x           x          x
  Foreign Debt
  Securities
-----------------------------------------------------------------------------------------------------------
  PFICs                    x           -           x         x           x          x
-----------------------------------------------------------------------------------------------------------

                                      74


-----------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES/  PPI ALGER  PPI ALGER  PPI         PPI DSI   PPI         PPI MFS        PPI MFS
 PRACTICES               AGGR.      GROWTH     BRINSON     ENHANCED  GOLDMAN     CAPITAL        EMERGING
                         GROWTH                TACTICAL    INDEX     SACHS/R     OPPORTUNITIES  EQUITIES
                                               ASSET                 CAPITAL
                                               ALLOCATION            GROWTH
-----------------------------------------------------------------------------------------------------------
    Emerging Markets       -           -           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
    Foreign Securities     x           x           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
Forward Contracts          -           -           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
Futures Contracts          -           -           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
Indexed Securirities/      -           -           x         x         x            -              -
Structured Products
-----------------------------------------------------------------------------------------------------------
Inverse Floating Rate      -           -           -         -         -            -              -
Obligations
-----------------------------------------------------------------------------------------------------------
Investment in Other        -           -
Investment Companies
    Open-End                                       x         x         x            x              x
    Closed-End (ETFs)                              x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
Lending of Portfolio       x           x           x         x         x            x              x
Securities
-----------------------------------------------------------------------------------------------------------
Laddering                  -           -           -         -         -            -              -
-----------------------------------------------------------------------------------------------------------
Leveraging Transactions
-----------------------------------------------------------------------------------------------------------
  Bank Borrowings          -           -           -         -         -            -              -
-----------------------------------------------------------------------------------------------------------
  Mortgage "Dollar Roll"   -           -           -         -         -            x              x
  Transactions
-----------------------------------------------------------------------------------------------------------
  Reverse Repurchase       -           -           x         x         -            -              -
  Agreements
-----------------------------------------------------------------------------------------------------------
  Options
-----------------------------------------------------------------------------------------------------------
  Options on Foreign       -           -           x         x         x            x              x
  Currencies
-----------------------------------------------------------------------------------------------------------
  Options on Futures       -           -           x         x         x            x              x
  Contracts
-----------------------------------------------------------------------------------------------------------
  Options on Securities    -           -           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
  Options on Stock Indices -           -           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
  Reset Options            -           -           -         -         -            -              -
-----------------------------------------------------------------------------------------------------------
  "Yield Curve" Options    -           -           -         -         -            -              -
-----------------------------------------------------------------------------------------------------------
Repurchase Agreements      x           x           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
Restricted Securities      x           x           x         x         -            x              x
-----------------------------------------------------------------------------------------------------------
Short Sales                -           -                               -            -              -
-----------------------------------------------------------------------------------------------------------
Short Sales Against the    x           x           x         x         x            x              -
Box
-----------------------------------------------------------------------------------------------------------
Short Term Instruments     x           x           x         x         -            x              x
-----------------------------------------------------------------------------------------------------------
Swaps and Related          -           -           -         -         -            -              -
Derivative Instruments
-----------------------------------------------------------------------------------------------------------
Temporary Borrowings       x           x           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
Temporary Defensive        x           x           x         x         x            x              x
Positions
-----------------------------------------------------------------------------------------------------------
Warrants                   x           x           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------
"When-issued" Securities   x           x           x         x         x            x              x
-----------------------------------------------------------------------------------------------------------

                                      75



-----------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES/  PPI MFS    PPI OP CAP  PPI        PPI         PPI       PPI T. ROWE
 PRACTICES               RESEARCH   BALANCED    SALOMON    SALOMON     SCUDDER   PRICE
                         GROWTH     VALUE       BROTHERS   BROTHERS    INT'L.    GROWTH
                                                CAPITAL    INVESTORS   GROWTH
                                                           VALUE
-----------------------------------------------------------------------------------------------------------
    Emerging Markets       x           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
    Foreign Securities     x           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
Forward Contracts          x           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
Futures Contracts          -           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
Indexed Securities/        x           x           x         x          x            x
Structured Products
-----------------------------------------------------------------------------------------------------------
Inverse Floating Rate      -           -           -         -          -            -
Obligations
-----------------------------------------------------------------------------------------------------------
Investment in Other
Investment Companies
    Open-End               x           -           x         x          x            x
    Closed-End (ETFs)      x           -           x         x          x            x
-----------------------------------------------------------------------------------------------------------
Lending of Portfolio       x           x           x         x          -            x
Securities
-----------------------------------------------------------------------------------------------------------
Laddering                  -           -           -         -          -             -
-----------------------------------------------------------------------------------------------------------
Leveraging Transactions
-----------------------------------------------------------------------------------------------------------
  Bank Borrowings          -           -           -         -          -            -
-----------------------------------------------------------------------------------------------------------
  Mortgage "Dollar Roll"   x           -           -         -          -            -
  Transactions
-----------------------------------------------------------------------------------------------------------
  Reverse Repurchase       -           -           -         -          -            -
  Agreements
-----------------------------------------------------------------------------------------------------------
  Options
-----------------------------------------------------------------------------------------------------------
  Options on Foreign       -           -           x         x          x            x
  Currencies
-----------------------------------------------------------------------------------------------------------
  Options on Futures       -           -           x         x          x            x
  Contracts
-----------------------------------------------------------------------------------------------------------
  Options on Securities    -           -           x         x          x            x
-----------------------------------------------------------------------------------------------------------
  Options on Stock Indices -           -           x         x          x            x
-----------------------------------------------------------------------------------------------------------
  Reset Options            -           -           -         -          x            -
-----------------------------------------------------------------------------------------------------------
  "Yield Curve" Options    -           -           -         -          -            -
-----------------------------------------------------------------------------------------------------------
Repurchase Agreements      x           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
Restricted Securities      x           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
Short Sales                -           -           -         -          -            -
-----------------------------------------------------------------------------------------------------------
Short Sales Against the    x           -           x         x          x            x
Box
-----------------------------------------------------------------------------------------------------------
Short Term Instruments     x           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
Swaps and Related          -           -           x         x          x            -
Derivative Instruments
-----------------------------------------------------------------------------------------------------------
Temporary Borrowings       x           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
Temporary Defensive        x           x           x         x          x            x
Positions
-----------------------------------------------------------------------------------------------------------
Warrants                   x           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------
"When-issued" Securities   -           x           x         x          x            x
-----------------------------------------------------------------------------------------------------------

                                      76

                           PORTFOLIO PARTNERS, INC.
                             151 FARMINGTON AVENUE
                            HARTFORD, CT 06156-8962

For investors who want more information about the Fund, the following documents are available free upon request:



o Statement of Additional Information ("SAI"): The SAI, dated November 13, 2001, contains more detailed information about the Fund and is incorporated by reference into (made legally a part of) this prospectus.



o Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

For a free copy of the SAI or the Fund's annual and semi-annual reports call 1-800-262-3862, or write to Portfolio Partners, Inc., at the address listed above.

The SEC maintains an Internet  website  (http://www.sec.gov)  that contains the
                                        --------------------
Prospectus, SAI, material incorporated by reference, and other information about the Funds. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.












                                      Investment Company Act File No.  811-8319

                           PORTFOLIO PARTNERS, INC.

Portfolio Partners, Inc. (the Fund) is a mutual fund authorized to issue multiple series of shares, each representing a diversified portfolio of investments. Each series is individually called a Portfolio, and collectively the series are called the Portfolios. Aetna Life Insurance and Annuity Company serves as the Investment Adviser of each Portfolio, and each Portfolio has a Sub-adviser. Certain of the Fund's Portfolios (and their Sub-advisers) are:

o PPI ALGER GROWTH PORTFOLIO - (Sub-adviser: Fred Alger Management, Inc.)

o PPI ALGER AGGRESSIVE GROWTH PORTFOLIO - (Sub-adviser: Fred Alger Management, Inc.)

o PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO - (Sub-adviser: Brinson Advisors, Inc.)

o PPI  DSI  ENHANCED  INDEX  PORTFOLIO  -  (Sub-adviser:   DSI   International
  Management, Inc.)



o PPI GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO* - (Sub-adviser: Goldman Sachs Asset Management)



o PPI OPCAP BALANCED VALUE PORTFOLIO - (Sub-adviser: OpCap Advisors)

o PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO - (Sub-adviser: Salomon Brothers Asset Management Inc.)

o PPI SALOMON BROTHERS CAPITAL PORTFOLIO - (Sub-adviser: Salomon Brothers Asset Management Inc.)



Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate accounts context, and to certain investment advisers and their affiliates.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                 INITIAL CLASS

                                  PROSPECTUS
                               November 13, 2001

FOOTNOTE:
----------------------
*Goldman Sachs (A R in a circle) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                               TABLE OF CONTENTS

                                                                Page



PPI Alger Growth Portfolio                                        1

PPI Alger Aggressive Growth Portfolio                             3

PPI Brinson Tactical Asset Allocation Portfolio                   5

PPI DSI Enhanced Index Portfolio                                  8

PPI Goldman Sachsr Capital Growth Portfolio                       11

PPI OpCap Balanced Value Portfolio                                14

PPI Salomon Brothers Investors Value Portfolio                    17

PPI Salomon Brothers Capital Portfolio                            19

Additional Information About Investment Strategies and Risks      23

Management of the Portfolios                                      37

Portfolio Distribution                                            40

Shareholder Information                                           41

Performance                                                       43

Appendix:  Investment Techniques and Practices                    A-1

                          PPI ALGER GROWTH PORTFOLIO
               SUB-ADVISER: FRED ALGER MANAGEMENT, INC. (ALGER)



INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $10 billion or greater. Alger focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. The Portfolio's investments may include securities listed on a securities exchange or traded in the over the counter markets.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o GROWTH STOCK RISK: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF THE INITIAL CLASS OF THE PORTFOLIO)

                                                Initial Class
                                                  (I Class)

Management Fees                                    0.80%
Distribution (12b-1) Fees                          0.00%
Other Expenses*                                    0.20%
                                                   -----

Total Annual Portfolio Operating Expenses          1.00%
                                                   -----
                                                   -----

* Other Expenses include an Administrative Services Fee of .20%.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Initial Class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                1 YEAR           $102
                3 YEARS          $318

                     PPI ALGER AGGRESSIVE GROWTH PORTFOLIO
               SUB-ADVISER: FRED ALGER MANAGEMENT, INC. (ALGER)




INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily at least 65% of its total assets in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index. Alger focuses on midsize companies with promising growth potential. The Portfolio's investments may include securities listed on a securities exchange or traded in the over the counter markets.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o GROWTH STOCK RISK: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

        o MIDCAP GROWTH RISK: Securities of medium-sized companies may be more volatile than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF THE INITIAL CLASS OF THE PORTFOLIO)

                                                Initial Class
                                                  (I Class)

Management Fees                                      0.85%
Distribution (12b-1) Fees                            0.00%
Other Expenses*                                      0.20%
                                                     -----

Total Annual Portfolio Operating Expenses            1.05%
                                                     -----
                                                     -----

* Other Expenses include an Administrative Services Fee of .20%.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Initial Class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                1 YEAR           $107
                3 YEARS          $334

                PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO
                 SUB-ADVISER: BRINSON ADVISORS, INC. (BRINSON)



INVESTMENT OBJECTIVE

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio allocates its assets between a stock portion that is designed to track the performance of the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Brinson reallocates the Portfolio's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the Portfolio's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o ASSET ALLOCATION RISK: The Tactical Allocation Model may not correctly predict the times to shift the Portfolio's assets from one type of investment to another.

        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.

        o INDEX TRACKING RISK: The Portfolio expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of the Portfolio's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the Portfolio and investor purchases and sales of Portfolio shares, which can occur daily.



        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Because the Portfolio's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.



PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF THE INITIAL CLASS OF THE PORTFOLIO)

                                                Initial Class
                                                  (I Class)

Management Fees                                    0.90%
Distribution (12b-1) Fees                          0.00%
Other Expenses*                                    0.20%
                                                   -----

Total Annual Portfolio Operating Expenses          1.10%
                                                   -----
                                                   -----

* Other Expenses include an Administrative Services Fee of .20%.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Initial Class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                1 YEAR           $112
                3 YEARS          $350

                       PPI DSI ENHANCED INDEX PORTFOLIO
             SUB-ADVISER: DSI INTERNATIONAL MANAGEMENT, INC. (DSI)



INVESTMENT OBJECTIVE

Higher total return over the long term than the S&P 500 Index.

PRINCIPAL INVESTMENT

The Portfolio seeks to achieve its investment objective by using DSI's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index). The Portfolio normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on DSI's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the Portfolio overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the Portfolio gives stocks with a neutral rating the same weight as in the S&P 500 Index.

The Portfolio seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time with a relatively low tracking error. To maintain this correlation, the Portfolio gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The Portfolio also considers relative industry and sector weightings and market capitalization. The Portfolio generally expects to rebalance its portfolio monthly, but may do so more often if DSI considers it appropriate to do so.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o DSI PROPRIETARY STRATEGY RISK: DSI's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

        o INDEX TRACKING RISK: The Portfolio expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of the Portfolio's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the Portfolio and investor purchases and sales of Portfolio shares, which can occur daily.

        o DERIVATIVES RISK: The risk that loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.



        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Because the Portfolio's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.



        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF THE INITIAL CLASS OF THE PORTFOLIO)

                                                Initial Class
                                                  (I Class)

Management Fees                                    0.60%
Distribution (12b-1) Fees                          0.00%
Other Expenses*                                    0.20%
                                                   -----

Total Annual Portfolio Operating Expenses          0.80%
                                                   -----
                                                   -----

* Other Expenses include an Administrative Services Fee of .20%.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Initial Class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        1 YEAR           $82
                        3 YEARS          $255

                  PPI GOLDMAN SACHSR CAPITAL GROWTH PORTFOLIO
             SUB-ADVISER: GOLDMAN SACHS ASSET MANAGEMENT (GOLDMAN)



INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 90% of its total assets under normal circumstances) in equity securities. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by Goldman to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial states of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks, which are further described in the section of the prospectus entitled "Additional Information About Investment Strategies and Risks."

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o STOCK RISK: The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There is no guarantee that such levels will be reached or maintained in the future.

        o MANAGEMENT RISK: The risk that a strategy used by the Sub-adviser may fail to produce intended results.

        o DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF THE INITIAL CLASS OF THE PORTFOLIO)

                                                Initial Class
                                                  (I Class)

Management Fees                                     0.85%
Distribution (12b-1) Fees                           0.00%
Other Expenses*                                     0.20%
                                                    -----

Total Annual Portfolio Operating Expenses           1.05%
                                                    -----
                                                    -----

* Other Expenses include an Administrative Services Fee of .20%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Initial Class of the Portfolio with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        1 YEAR           $107
                        3 YEARS          $334

                      PPI OPCAP BALANCED VALUE PORTFOLIO
                      SUB-ADVISER: OPCAP ADVISORS (OPCAP)

INVESTMENT OBJECTIVE

Capital growth, and secondarily, investment income

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 25% of its total assets in equity securities, including common stocks and preferred stocks, and expects to have between 50% to 70% of its total assets invested in equities. The Portfolio also invests at least 25% of its total assets in fixed-income senior securities. The Portfolio's investments in fixed income senior securities include bonds, debentures, notes, participation interests in loans, convertible securities, U.S. Government securities and cash equivalents.

To seek growth, the Portfolio invests mainly in common stocks of U.S. issuers that OpCap believes are undervalued in the marketplace. The Portfolio also invests in other equity securities, such as preferred stock and securities convertible into common stock. The Portfolio also buys corporate and government bonds, notes, and other debt securities for investment income, which can include securities below investment grade.

OpCap searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases.

OpCap allocates the Portfolio's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions. Within the parameters for stock and bond investments described above under normal market conditions, the Portfolio might hold stocks, bonds, and money market instruments in different proportions at different times. OpCap might increase the relative emphasis of investments in bonds and other fixed income securities, in relation to stocks when it thinks that:



o common stocks in general appear to be overvalued,
o debt securities present capital growth and income opportunities relative to common stocks because of declining interest rates or improved issuer credit quality, or
o it is desirable to maintain liquidity pending investment in equity securities to seek capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.



        o INDUSTRY FOCUS RISK: To the extent that the Portfolio is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.



        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.

        o CREDIT RISK: The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF THE INITIAL CLASS OF THE PORTFOLIO)

                                                Initial Class
                                                  (I Class)

Management Fees                                     0.80%
Distribution (12b-1) Fees                           0.00%
Other Expenses*                                     0.20%
                                                    -----

Total Annual Portfolio Operating Expenses           1.00%
                                                    -----
                                                    -----

* Other Expenses incoude an Administrative Services Fee of .20%.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Initial Class of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR           $102
                        3 YEARS          $318

                PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
          SUB-ADVISER: SALOMON BROTHERS ASSET MANAGEMENT INC. (SBAM)




INVESTMENT OBJECTIVE

Long-term growth of capital, and secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks of established U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities. The Portfolio may also invest up to 20% of its assets in securities of foreign issuers.

SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with solid growth potential at reasonable values. SBAM employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.

        o CREDIT RISK: The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.

        o DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF THE INITIAL CLASS OF THE PORTFOLIO)

                                                Initial Class
                                                  (I Class)

Management Fees                                    0.80%
Distribution (12b-1) Fees                          0.00%
Other Expenses*                                    0.20%
                                                   -----

Total Annual Portfolio Operating Expenses          1.00%
                                                   -----
                                                   -----

* Other Expenses include an Administrative Services Fee of .20%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Initial Class of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR           $102
                        3 YEARS          $318

                    PPI SALOMON BROTHERS CAPITAL PORTFOLIO
          SUB-ADVISER: SALOMON BROTHERS ASSET MANAGEMENT INC. (SBAM)


INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities of U.S. companies. These companies may range in size from established large capitalization companies
(over $5 billion in market capitalization) to small capitalization companies (less than $1 billion in market capitalization) at the beginning of their life cycles.

The Portfolio may invest in investment grade fixed-income securities and may invest up to 20% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by SBAM. The Portfolio may invest without limit in convertible debt securities. The Portfolio emphasizes those convertible debt securities that offer the appreciation potential of common stocks. The Portfolio may also invest up to 20% of its assets in securities of foreign issuers.



SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM seeks to identify those companies which offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests maydecline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

        o SMALL CAPITALIZATION COMPANY RISK: Investment in small capitalization companies involves a substantial risk of loss. Small cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources and management depth. The securities of these companies sell at the times and at the prices that SBAM believes appropriate.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.



        o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.



        o CREDIT RISK: The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.

        o CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

        o DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio.


The Portfolio is not diversified, which means that it may invest a higher percentage of its assets in any one issuer than a diversified fund would. This may magnify the Portfolio's losses from events affecting a particular issuer. However, SBAM seeks to diversify the Portfolio's investments across industries, which may help reduce this risk.

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Since the Portfolio does not have a full year of operations, performance results have not been provided.

PORTFOLIO FEES AND EXPENSES



This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire portfolio shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES FOR THE CURRENT FISCAL YEAR THAT ARE DEDUCTED FROM ASSETS OF THE INITIAL CLASS OF THE PORTFOLIO)

                                                Initial Class
                                                  (I Class)

Management Fees                                     0.90%
Distribution (12b-1) Fees                           0.00%
Other Expenses*                                     0.20%
                                                    -----

Total Annual Portfolio Operating Expenses           1.10%
                                                    -----
                                                    -----

* Other Expenses include an Administrative Services Fee of .20%.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Initial Class of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR           $112
                        3 YEARS          $350

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Portfolio may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. The PPI Alger Growth and PPI Alger Aggressive Growth Portfolios may each invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons. The PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value Portfolios may, for temporary defensive purposes, invest in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. It is impossible to accurately predict how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.



For temporary defensive purposes, up to 100% of total assets of PPI Goldman Sachsr Capital Growth Portfolio may be invested in U.S. Government securities, repurchase agreements collateralized by U.S. Government Securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, CDs, bankers' acceptances, non-convertible preferred stocks or non-convertible corporate bonds with a remaining maturity of less than one year.



ACTIVE TRADING STRATEGY



Each  Portfolio,  except  for the PPI  Goldman  Sachsr  Capital  Growth and PPI
Salomon Brothers Investors Value Portfolios, may engage in active trading to achieve their investment goals. This may cause these Portfolios to realize higher capital gains as compared to a fund with less active trading, which could increase your tax liability unless you are purchasing shares through a tax- deferred retirement product. Frequent trading also increases transaction costs, which would lower these Portfolios' performance.



PPI ALGER GROWTH PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term capital appreciation. In order to achieve its investment objective, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $10 billion or greater. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the

SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:

        o MARKET RISK: This is the risk that the price of a security held by the Portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

        o COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

        o GROWTH STOCK RISK: Growth stocks can be volatile for several reasons. Since they usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

        o OVER THE COUNTER RISK: Over the counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC securities trade less frequently and in smaller volume than exchange-listed securities. The values of these securities may be more volatile than exchange-listed securities, and the Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.



        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PPI ALGER AGGRESSIVE GROWTH PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term capital appreciation. In order to achieve its investment objective, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index. It focuses on midsize companies with promising growth potential.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o GROWTH STOCK RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o MIDCAP GROWTH RISK: Securities of medium-sized companies may be more volatile than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

        o OVER THE COUNTER RISK: Over the counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC securities trade less frequently and in smaller volume than exchange-listed securities. The values of these securities may be more volatile than exchange-listed securities, and the Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES.

The Portfolio's investment objective is total return, consisting of long-term capital appreciation and current income.

The Portfolio allocates its assets between a stock portion that is designed to track the performance of the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Brinson reallocates the Portfolio's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the Portfolio's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

The Portfolio may (but is not required to) use options and futures and other derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Brinson also may use these instruments to reduce the risk of adverse price movements while investing in cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:

        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o ASSET ALLOCATION RISK: The Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one type of investment to another.

        o INTEREST RATE RISK: The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the Portfolio's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

        o INDEX TRACKING RISK: The Portfolio expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. While the Portfolio attempts to replicate, before deduction of fees and operating expenses, the investment results of the Index, the Portfolio's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily. In addition, the must pay fees and expenses that are not borne by the Index.



        o DERIVATIVES RISK: A derivative contract will obligate or entitle a portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A portfolio may not fully benefit from or may lose money on derivatives if changes in its value does not correspond accurately to changes in the value of the portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: Investing in foreign markets and securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include:

            o The seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

            o The enforcement of legal rights which may be difficult, costly and slow in foreign countries, and which may be complicated by special problems enforcing claims against foreign governments.

            o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

            o Foreign markets may be less liquid and more volatile than U.S. markets.

            o Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Portfolio's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Portfolio contracts may fail to perform its obligations to the Portfolio.



PPI DSI ENHANCED INDEX PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is to seek higher total return over the long term than the S&P 500 Index.

The Portfolio seeks to achieve its investment objective by using DSI's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index). The Portfolio normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on DSI's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the Portfolio overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the Portfolio gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

The Portfolio may invest in U.S. dollar denominated foreign securities that are included in S&P 500 Index. The Portfolio may (but is not required to) use options, futures contracts and other derivatives. The Portfolio may use these instruments in strategies intended to simulate investment in the S&P 500 Index stocks while retaining a cash balance for fund management purposes. The Portfolio also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

In selecting securities for the Portfolio, DSI seeks to add value to the Portfolio's portfolio through stock selection while managing the Portfolio's risk profile. DSI believes that

        o undervalued securities with improving fundamentals should outperform a given benchmark;
        o during different market environments different factors can become more or less significant; and
        o  unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the Portfolio, DSI uses its proprietary enhanced S&P 500 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the S&P 500 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the S&P 500 Index, so that the relative rankings of these stocks may change from month to month.

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of McGraw-Hill Companies, Inc. (S&P). Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:

        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o DSI PROPRIETARY STRATEGY RISK: By using DSI's proprietary strategies, a portfolio seeks to outperform the total return of its benchmark index and to maintain a correlation between the portfolio's performance and that of the benchmark index in both rising and falling markets. The DSI proprietary strategies, however, may not be successful in selecting securities for a portfolio that outperform the total return of its benchmark index. As a result, a portfolio may not achieve its investment objective and may even underperform relative to its benchmark index. A portfolio's performance also may deviate from that of its benchmark index due to the daily cash flows to which is subject and which will result in the ongoing purchases and sales of stocks and transactional expenses, including brokerage fees. In addition, a portfolio must pay fees and expenses that are not borne by an index.

        o INDEX TRACKING RISK: The Portfolio expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of the Portfolio's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the Portfolio and investor purchases and sales of Portfolio shares, which can occur daily.

        o DERIVATIVES RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

PPI GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO



PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term growth of capital. In order to achieve its investment objective, the Portfolio invests primarily (at least 90% of its total assets under normal circumstances) in equity securities. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by Goldman to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

            o All of the risks of investing in foreign securities as described above are heightened by investing in emerging markets countries.

            o The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and significantly greater risks, to investors.



        o DERIVATIVES RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o STOCK RISK: The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There is no guarantee that such levels will be reached or maintained in the future.

        o MANAGEMENT RISK: The risk that a strategy used by the Investment Adviser may fail to produce intended results.



        o OVER THE COUNTER RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.




PPI OPCAP BALANCED VALUE PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio seeks capital growth, and secondarily, investment income. While the Portfolio does not limit its investments to issuers in a particular capitalization range, OpCap currently focuses on securities of larger established companies.

In selecting securities for the Portfolio, OpCap uses a "value" approach to investing. OpCap searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process for equity securities includes the following techniques:

 o A "bottom up" analytical approach using fundamental research to focus on particular issuers before considering industry trends, by evaluating each issuer's characteristics, financial results and management.
 o A search for securities of established companies believed to be undervalued and having a high return on capital, strong management committed to shareholder value, and positive cash flows.
 o Ongoing monitoring of issuers for fundamental changes in the company that might alter OpCap's initial expectations about the security and might result in a decision to sell the security.

The Portfolio also may invest in corporate bond obligations, as well as government obligations and mortgage-related securities. Debt securities are selected primarily for their income possibilities and their relative emphasis in the Portfolio may be greater when the stock market is volatile. The Portfolio has no limit on the range of maturities of the debt securities it can buy. The debt securities that the Portfolio buys may be rated by nationally-recognized rating organizations or they may be unrated securities assigned a rating by OpCap. In addition, the Portfolio's investments in debt securities can be above or below investment grade in quality. A listing of the ratings definitions of the principal rating organizations is found in the Appendix to the Statement of Additional Information (referred to as the SAI).

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.



        o INDUSTRY FOCUS RISK: To the extent that the Portfolio is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

        o CREDIT RISK: Debt securities are subject to the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Portfolio's income may be reduced and if the issuer fails to repay principal, the value of that security and the Portfolio's shares may be reduced.

        o INTEREST RATE RISK: The value of debt securities are subject to change when prevailing interest rates change. The Portfolio's share price can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

        o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.


PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is to seek long-term growth of capital. Current income is a secondary objective. In order to achieve its investment objective, the Portfolio invests primarily in common stocks of established U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities. The Portfolio may also invest up to 20% of its assets in securities of foreign issuers.

SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with solid growth potential at reasonable values. SBAM employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, the manager looks for:
        o  Long-term history of performance.
        o  Competitive market position.
        o  Competitive products and services
        o  Strong cash flow.
        o  High return on equity.
        o  Strong financial condition.
        o  Experienced and effective management.



The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. The Portfolio does not use derivatives as a primary investment technique and generally limit their use to hedging against the economic impact of adverse changes in the market value of their portfolio securities due to changes in stock market prices, currency exchange rates or interest rates. However, the Portfolio also may use derivatives for any of the following purposes:

        o  As a substitute for buying or selling securities
        o To enhance the portfolio's return. This use may be considered speculative.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o DERIVATIVES RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o OVER THE COUNTER RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o INTEREST RATE RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o CREDIT RISK: See disclosure in the "Principal Risks" section for the PPI OpCap Balanced Value Portfolio.



PPI SALOMON BROTHERS CAPITAL PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is capital appreciation. In order to achieve its investment objective, the Portfolio invests in equity securities of U.S. companies which SBAM believes have above-average capital appreciation potential. These companies may range in size from established large capitalization companies (over $5 billion in market capitalization) to small capitalization companies (less than $1 billion in market capitalization) at the beginning of their life cycles.

SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM seeks to identify those companies which offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics. In selecting individual companies for investment, SBAM looks for the following:



        o Share prices which appear to undervalue the company's assets or do not adequately reflect factors such as favorable industry trends, lack of investor recognition or the short-term nature of earnings declines.
        o Special situations such as existing or possible changes in management, corporate policies, capitalization or regulatory environment which may boost earnings or the market price of the company's shares.
        o Growth potential due to technological advances, new products or services, new methods of marketing or production, changes in demand or other significant new developments which may enhance future earnings.



The Portfolio also may invest in investment grade fixed-income securities and may invest up to 20% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by SBAM. The Portfolio may invest without limit in convertible debt securities. The Portfolio emphasizes those convertible debt securities that offer the appreciation potential of common stocks. The Portfolio may also invest up to 20% of its assets in securities of foreign issuers.



The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. The Portfolio does not use derivatives as a primary investment technique and generally limit their use to hedging against the economic impact of adverse changes in the market value of their portfolio securities due to changes in stock market prices, currency exchange rates or interest rates. However, the Portfolio also may use derivatives for any of the following purposes:

        o  As a substitute for buying or selling securities
        o To enhance the portfolio's return. This use may be considered speculative



A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:



        o MARKET RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o COMPANY RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.

        o INTEREST RATE RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o CREDIT RISK: See disclosure in the "Principal Risks" section for the PPI OpCap Balanced Value Portfolio.

        o FOREIGN MARKETS AND CURRENCY RISKS: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.



        o SMALL CAPITALIZATION RISK: The Portfolio has greater volatility of share price because of the Portfolio's ability to invest in small cap companies. Investing in small capitalization companies involves a substantial risk of loss. Compared to large cap companies, small cap companies and the market for their equity securities are more likely to:
            o Be more sensitive to changes in earnings results and investor expectations.
            o Have more limited product lines, capital resources and management depth.
            o      Experience sharper swings in market values.
            o Be harder to sell at the times and prices the manager believes appropriate.
            o      Offer greater potential for gain and loss.



        o DERIVATIVES RISK: See disclosure in the "Principal Risks" section for the PPI Brinson Tactical Asset Allocation Portfolio.

        o ACTIVE OR FREQUENT TRADING RISK: See disclosure in the "Principal Risks" section for the PPI Alger Growth Portfolio.




                         MANAGEMENT OF THE PORTFOLIOS



INVESTMENT ADVISER. Aetna Life Insurance and Annuity Company (the Adviser) serves as the investment adviser for each of the Portfolios. The Adviser is a Connecticut insurance corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156, and is registered with the Securities and Exchange Commission (SEC) as an investment adviser.

As of December 31, 2000, the Adviser and its wholly owned subsidiaries managed over $51 billion in assets. Aetna Life Insurance and Annuity Company is an indirect, wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.

The Adviser, subject to the supervision of the Board of Directors of the Fund (the Directors, each a Director), acts as a "manager-of-managers" for the Fund, and oversees the Fund's day-to-day operations and manages the investments of each Portfolio. The Adviser may delegate to a sub- adviser the responsibility for day-to-day management of the investments of each Portfolio, subject to the Adviser's oversight. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Fund's Directors. The Fund and the Adviser have requested exemptive relief from the SEC to permit the Adviser and the Fund to add or terminate Sub- advisers without shareholder approval. Each of the following Portfolios will pay the Adviser an annual advisory fee as a percentage of the average net assets of each Portfolio as set forth below:



PORTFOLIO                               FEE
---------                               ---

PPI Alger Growth Portfolio              0.80% of average daily net assets
PPI Alger Aggressive Growth Portfolio   0.80% of average daily net assets
PPI Brinson Tactical Asset Allocation
Portfolio                               0.90% of average daily net assets
PPI DSI Enhanced Index Portfolio        0.60% of average daily net assets
PPI Goldman Sachs/R Capital Growth      0.85% of average daily net assets
Portfolio
PPI OpCap Balanced Value Portfolio      0.80% of average daily net assets
PPI Salomon Brothers Capital Portfolio  0.90% of average daily net assets
PPI Salomon Brothers Investors Value    0.80% of average daily  net assets
Portfolio



The Adviser is responsible for all of its own costs, including costs of the Adviser's personnel required to carry out its investment advisory duties.



SUB-ADVISERS. PPI Alger Aggressive Growth Portfolio and PPI Alger Growth Portfolio. The Adviser has engaged Alger, 111 Fifth Avenue, Second Floor, New York, New York 10003, as Sub-Adviser to PPI Alger Aggressive Growth and PPI Alger Growth Portfolios. Alger has been an investment adviser since 1964 and manages investments totaling $10.27 billion in mutual fund assets as well as $1.32 billion in other assets as of September 30, 2001.

Dan Chung and Dave Hyun are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, is Chief Investment Officer and Director of Research and has been employed by Alger since 1994. Mr. Hyun is Executive Vice President and Portfolio Manager and has been employed by Alger between January 1991 and June 2000, and rejoined the firm in September 2001. Mr. Hyun was a Portfolio Manager at Oppenheimer Funds between June 2000 and September 2001.

PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO. The Adviser has engaged Brinson (formerly called Mitchell Hutchins Asset Management Inc.), 51 West 52nd Street, New York, New York 10019-6114, as Sub-Adviser to PPI Brinson Tactical Asset Allocation Portfolio. Brinson is a wholly owned asset management subsidiary of UBS Americas Inc., which is a wholly owned subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland. As of September 30, 2001, Brinson advises or sub-advises 24 investment companies with 58 separate portfolios and aggregate assets of approximately $66 billion.



T. Kirkham Barneby is responsible for the asset allocation decisions for the Portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Brinson, having rejoined the firm in 1994.



PPI DSI ENHANCED INDEX PORTFOLIO. The Adviser has engaged DSI, 301 Merritt 7, Norwalk, Connecticut 06851, as Sub-Adviser to PPI DSI Enhanced Index Portfolio. DSI is an indirect wholly owned asset management subsidiary of UBS AG. As of September 30, 2001, DSI had over $3.9 billion in assets under management.



DSI uses a team approach in its quantitative management of the Portfolio.



PPI GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO. The Adviser has engaged Goldman, a business unit of the Investment Management Division (IMD) of Goldman, Sachs & Co., 32 Old Slip, New York, New York 10005, as Sub-Adviser to PPI Goldman Sachsr Capital Growth Portfolio. Goldman, Sachs & Co. has been a registered investment adviser since 1981 and is organized as a New York limited partnership. As of September 30, 2001, Goldman, along with other units of IMD, had assets under management of $295.9 billion.



Goldman uses a team approach in its management of the Portfolio, led by Herbert
E. Ehlers. Mr. Ehlers, Managing Director, joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Equity team in 1997. From 1994 to 1997, he was the Chief Investment Officer and Chairman of Liberty Investment Management, Inc.



PPI OPCAP BALANCED VALUE PORTFOLIO. The Adviser has engaged OpCap, 1345 Avenue of the Americas, New York, New York 10105-4800, as Sub-adviser to PPI OpCap Balanced Value Portfolio. OpCap is a majority-owned subsidiary of Oppenheimer Capital. Oppenheimer Capital is an indirect wholly-owned subsidiary of PIMCO Advisers L.P. OpCap has operated as an investment adviser to investment companies, institutions, and other investors since its organization in 1980, and as of September 30, 2001, OpCap or its parent, Oppenheimer Capital, advised accounts having assets in excess of $36 billion.



Colin Glinsman is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Glinsman is Chief Executive Officer and Chief Investment Officer of Oppenheimer Capital, the immediate parent of OpCap. He has been portfolio manager since December 1992 and prior to that he was a securities analyst for Oppenheimer Capital.



PPI SALOMON BROTHERS CAPITAL PORTFOLIO AND PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO. The Adviser has engaged SBAM, 388 Greenwich Street, Eighth Floor, New York, New York 10013, as Sub-adviser to PPI Salomon Brothers Capital
Portfolio  and  PPI  Salomon  Brothers

Investors Value Portfolio. SBAM is a wholly-owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of September 30, 2001, SBAM managed $71.01 billion in assets.

Ross S. Margolies and Robert M. Donahue, Jr. are primarily responsible for the day-to-day operation of the PPI Salomon Brothers Capital Portfolio. Mr. Margolies is a managing director of SBAM. Prior to joining SBAM in 1992, Mr. Margolies was a senior vice president and analyst in the High Yield Research Department at Lehman Brothers. Mr. Donahue joined SBAM in July 1998 and was appointed managing director in January 2001. Mr. Donahue was a director and equity analyst with SBAM from 1997 through January 2001 and prior to 1997 he was an analyst at Gabelli & Company.



John B. Cunningham and Mark McAllister are primarily responsible for the day-to-day operation of the PPI Salomon Brothers Investors Value Portfolio. Mr. Cunningham joined SBAM in 1995 and was appointed managing director in 2001. Mr. McAllister joined SBAM in June 1999. Mr. McAllister was employed as an executive vice president and portfolio manager with JLW Capital Management, Inc. from March 1998 to May 1999 and as a vice president and equity analyst at Cohen & Steers Capital Management prior to 1998.

Each Sub-adviser, subject to the supervision of the Adviser and the Directors, is responsible for managing the assets of its respective Portfolio(s) in accordance with the Portfolio's investment objective and policies. Each Sub-adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

The Adviser has overall responsibility for monitoring the investment program maintained by each Sub-adviser for compliance with applicable laws and regulations and the respective Portfolio's investment objective.

The Adviser pays each Sub-adviser a fee at an annual rate based on the average daily net asset value of each Portfolio. The Adviser pays the sub-advisory fee out of its advisory fee.


                            PORTFOLIO DISTRIBUTION

Each Portfolio is distributed by Aetna Investment Services, Inc. (AIS) a member of the National Association of Securities Dealers, Inc. (NASD). To obtain information about NASD member firms and their associated person, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure
                                      -------------
Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                            SHAREHOLDER INFORMATION

CLASSES OF SHARES



Effective November 13 , 2001, the Fund offers three classes of shares of each Portfolio which shall be identical except for different expense variables, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. The Initial Class (I Class) of certain Portfolios is offered in this Prospectus.



NET ASSET VALUE

The net asset value per share (NAV) of each Portfolio is determined as of the later of 15 minutes following the close of the New York Stock Exchange or 4:15 p.m. Eastern time on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays. Each Portfolio's NAV is computed by taking the total value of a Portfolio's securities, plus any cash or other assets (including dividends and interest accrued but not collected) and subtracting all liabilities (including accrued expenses), and dividing the total by the number of shares outstanding. Portfolio securities are valued primarily by independent pricing services, based on market quotations. Short-term debt instruments maturing in 60 days or less are valued at amortized cost which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of the Directors.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Portfolios are not priced. As a result, the NAV of a Portfolio holding these securities may change on days when you would not be able to buy or sell Portfolio shares.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or the close of regular trading on the New York Stock Exchange. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES



Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified retirement plans utilizing a custodial account. Certain Portfolios may not be available as investment options in your variable annuity or life insurance contract or through your plan. Please refer to the prospectus for the appropriate insurance company separate account or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

It is possible that certain conflicts of interest may arise when shares of a Portfolio are purchased to fund both variable annuity and variable life insurance contracts (mixed funding). Conflicts also may arise if shares of a Portfolio are purchased by more than one insurance company (shared funding). The Adviser currently does not foresee any disadvantage to owners of variable annuity or variable life insurance contracts because of mixed or shared funding. The Directors, however, will monitor the Fund and the Portfolios in order to identify any material, irreconcilable conflicts of interest that may possibly arise, and to determine what action, if any, should be taken in response to any such conflicts. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one of more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.



The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if the plan loses (or in the opinion of the Adviser, is at risk of losing) its qualified plan status.

DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

TAX MATTERS



Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity and variable life insurance contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their variable annuity or variable life insurance contract for information regarding the tax consequences of purchasing a contract.

                                  PERFORMANCE



PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. The PPI Alger Growth Portfolio, PPI Alger Aggressive Growth Portfolio, PPI Brinson Tactical Asset Allocation Portfolio, PPI DSI Enhanced Index Portfolio, PPI Goldman Sachs/R Capital Growth Portfolio, PPI OpCap Balanced Value Portfolio, PPI Salomon Brothers Investors Value Portfolio and PPI Salomon Brothers Capital Portfolio have substantially the same investment objective, policies and strategies as one or more existing mutual funds (Comparable Funds) that are either sold directly to the public on a retail basis or through variable products, and that are advised by Alger, Brinson, DSI, Goldman, OpCap or SBAM, as the case may be. While the Portfolios are managed in a manner similar to that of the Comparable Funds presented, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds are lower than the total operating expenses of each of the Portfolios, therefore, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. THE INSURANCE SEPARATE ACCOUNT FEES WILL HAVE A DETRIMENTAL EFFECT ON THE PERFORMANCE OF THE PORTFOLIOS. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for each PPI portfolio, the subadvisers of certain PPI portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total return of the Comparable Funds for the stated periods ended September 30, 2001, as well as a comparison with the performance of the applicable benchmark./1

FOOTNOTE:
--------------------
1/The S&P 500 (Standard & Poor's 500) Index is a value-weighted, unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The S&P MidCap 400 Index is a broad-based unmanaged capitalization weighted index of mid-capitalization companies. The Russell 3000 Index is a broad-based unmanaged capitalization weighted index of large capitalization companies.

                               1 Year   3 Years    5 Years    10 Years
                                                              (or life of fund)

Alger LargeCap Growth
Portfolio  - Class B
(Comparable to PPI Alger
Growth)........................-37.34%  1.82%      9.22%      13.25%
S&P 500 Index..................-26.62%  2.04%      10.22%     12.69%

Alger MidCap Growth Portfolio
- Class B
(Comparable to PPI Alger
Aggressive Growth).............-32.20%  14.15%     12.31%     17.36%/2
S&P MidCap 400 Index...........-19.00%  13.34%     13.67%     13.82%/2

Brinson Tactical Allocation
Fund - Class A
(Comparable to PPI Brinson
Tactical Asset Allocation).....-27.86%  1.65%      9.59%      11.75%/3
S&P 500 Index..................-26.62%  2.04%      10.22%     12.98%3/3

Brinson Enhanced S&P 500 Index
Fund - Class A*
(Comparable to PPI DSI
Enhanced Index)................-28.87%  N/A        N/A        -22.95%/4
S&P 500 Index..................-26.62%  N/A        N/A        -20.16%/4

Goldman Sachs/R Capital Growth
Fund - Class A
(Comparable to PPI Goldman
Sachs/R Capital Growth)........-33.04%  2.02%      10.97%     13.43%
S&P 500 Index..................-26.62%  2.04%      10.22%     12.69%

OpCap Advisors Mutual Fund
Composite**
(Comparable to PPI OpCap
Balanced Value)................ 7.22%   13.93%     16.28%     14.67%/5
S&P 500 Index..................-26.62%  2.04%      10.22%     12.11%/5

Salomon Brothers Investors
Value Fund - Class A
(Comparable to PPI Salomon
Brothers Investors Value)......-12.32%  9.18%      12.01%     16.75%

Salomon Brothers Investors
Value Fund - Class O
(Comparable to PPI Salomon
Brothers Investors Value)......-12.10%  9.43%      12.26%     14.44%
S&P 500 Index..................-26.62%  2.04%      10.22%     12.69%

Salomon Brothers Capital Fund
- Class A
(Comparable to PPI Salomon
Brothers Capital)..............-8.81%   17.83%     N/A        17.94%/6

Footnote:
-----------------

2/ Since inception date of 5/24/1993
3/ Since inception date of 5/10/1993
*  Fund is sub-advised by DSI.
4/ Since inception date of 4/26/2000
** Performance is based on a composite of all similarly managed mutual fund accounts.
5/ Since inception date of 12/31/1991
6/ Since inception date of 11/01/1996

                               1 Year   3 Years    5 Years    10 Years
                                                              (or life of fund)

Salomon Brothers Capital Fund
- Class O
(Comparable to PPI Salomon
Brothers Capital)..............-8.53%   18.11%     18.56%     16.54%
Russell 3000 Index.............-27.91%  2.48%      9.32%      -12.34%

                                   APPENDIX

INVESTMENT TECHNIQUES AND PRACTICES

In pursuing their investment objectives and investment policies, the Portfolios may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.

SYMBOLS

x       permitted
-       not permitted



-----------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES/  PPI ALGER  PPI ALGER  PPI         PPI DSI   PPI         PPI          PPI
 PRACTICES               AGGR.      GROWTH     BRINSON     ENHANCED  GOLDMAN     SALOMON      SALOMON
                         GROWTH                TACTICAL    INDEX     SACHS/R     BROTHERS     BROTHERS
                                               ASSET                 CAPITAL     CAPITAL      INVESTORS
                                               ALLOCATION            GROWTH                   VALUE
-----------------------------------------------------------------------------------------------------------
Debt Securities
-----------------------------------------------------------------------------------------------------------
  Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------
    Collateralized         -           -           -         -         x            -           -
    Mortgage Obligations
    and Multi-class
    Pass-Through
    Securities
-----------------------------------------------------------------------------------------------------------
    Corporate Asset-       -           -           -         -         x            -           -
    Backed Securities
-----------------------------------------------------------------------------------------------------------
    Mortgage Pass-Through  -           -           -         -         -            -           -
    Securities
-----------------------------------------------------------------------------------------------------------
    Stripped Mortgage-     -           -           -         -         -            -           -
    Backed Securities
-----------------------------------------------------------------------------------------------------------
  Corporate Securities     x           x           -         x         x            x           x
  and Convertible Bonds
-----------------------------------------------------------------------------------------------------------
  Loans and Other Direct   x           x           -         -         -            -           -
  Indebtedness
-----------------------------------------------------------------------------------------------------------
  Lower Rated Bonds        -           -           -         -         -            x           x
-----------------------------------------------------------------------------------------------------------
  Municipal Bonds          -           -           -         -         -            -           -
-----------------------------------------------------------------------------------------------------------
  Speculative Bonds        -           -           -         -         -            x           x
-----------------------------------------------------------------------------------------------------------
  U.S. Government          x           x           x         x         x            x           x
  Securities
-----------------------------------------------------------------------------------------------------------
  Variable and Floating    -           -           -         -         -            x           -
  Rate Obligations
-----------------------------------------------------------------------------------------------------------
  Zero Coupon Bonds,       -           -           -         x         x            -           -
  Deferred Interest Bonds
  and PIK Bonds
-----------------------------------------------------------------------------------------------------------
Equity Securities (Common  x           x           x         x         x            x           x
and Preferred Stocks)
-----------------------------------------------------------------------------------------------------------
Foreign Securities
Exposure
-----------------------------------------------------------------------------------------------------------
  Brady Bonds              -           -                               -            x           x
-----------------------------------------------------------------------------------------------------------
  Depository Receipts      x           x           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
  Dollar-Denominated       -           -           -         -         -            x           x
  Foreign Debt
  Securities
-----------------------------------------------------------------------------------------------------------
  PFICs                    -           -           -         -         x            x           x
-----------------------------------------------------------------------------------------------------------

                                     A - 1


-----------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES/  PPI ALGER  PPI ALGER  PPI         PPI DSI   PPI         PPI          PPI
 PRACTICES               AGGR.      GROWTH     BRINSON     ENHANCED  GOLDMAN     SALOMON      SALOMON
                         GROWTH                TACTICAL    INDEX     SACHS/R     BROTHERS     BROTHERS
                                               ASSET                 CAPITAL     CAPITAL      INVESTORS
                                               ALLOCATION            GROWTH                   VALUE
-----------------------------------------------------------------------------------------------------------
    Emerging Markets       -           -           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
    Foreign Securities     x           x           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
Forward Contracts          -           -           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
Futures Contracts          -           -           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
Indexed Securirities/      -           -           x         x         x            x           x
Structured Products
-----------------------------------------------------------------------------------------------------------
Inverse Floating Rate      -           -           -         -         -            -           -
Obligations
-----------------------------------------------------------------------------------------------------------
Investment in Other        -           -
Investment Companies
    Open-End                                       x         x         x            x           x
    Closed-End (ETFs)                              x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
Lending of Portfolio       x           x           x         x         x            x           x
Securities
-----------------------------------------------------------------------------------------------------------
Laddering                  -           -           -         -         -            -           -
-----------------------------------------------------------------------------------------------------------
Leveraging Transactions
-----------------------------------------------------------------------------------------------------------
  Bank Borrowings          -           -           -         -         -            -           -
-----------------------------------------------------------------------------------------------------------
  Mortgage "Dollar Roll"   -           -           -         -         -            -           -
  Transactions
-----------------------------------------------------------------------------------------------------------
  Reverse Repurchase       -           -           x         x         -            -           -
  Agreements
-----------------------------------------------------------------------------------------------------------
  Options
-----------------------------------------------------------------------------------------------------------
  Options on Foreign       -           -           x         x         x            x           x
  Currencies
-----------------------------------------------------------------------------------------------------------
  Options on Futures       -           -           x         x         x            x           x
  Contracts
-----------------------------------------------------------------------------------------------------------
  Options on Securities    -           -           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
  Options on Stock Indices -           -           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
  Reset Options            -           -           -         -         -            -           -
-----------------------------------------------------------------------------------------------------------
  "Yield Curve" Options    -           -           -         -         -            -           -
-----------------------------------------------------------------------------------------------------------
Repurchase Agreements      x           x           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
Restricted Securities      x           x           x         x         -            x           x
-----------------------------------------------------------------------------------------------------------
Short Sales                -           -                               -            -           -
-----------------------------------------------------------------------------------------------------------
Short Sales Against the    x           x           x         x         x            x           x
Box
-----------------------------------------------------------------------------------------------------------
Short Term Instruments     x           x           x         x         -            x           x
-----------------------------------------------------------------------------------------------------------
Swaps and Related          -           -           -         -         -            x           x
Derivative Instruments
-----------------------------------------------------------------------------------------------------------
Temporary Borrowings       x           x           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
Temporary Defensive        x           x           x         x         x            x           x
Positions
-----------------------------------------------------------------------------------------------------------
Warrants                   x           x           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------
"When-issued" Securities   x           x           x         x         x            x           x
-----------------------------------------------------------------------------------------------------------

                                     A - 2


                           PORTFOLIO PARTNERS, INC.
                             151 FARMINGTON AVENUE
                            HARTFORD, CT 06156-8962

For investors who want more information about the Fund, the following documents are available free upon request:



o STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated November 13, 2001, contains more detailed information about the Fund and is incorporated by reference into (made legally a part of) this prospectus.



o ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

For a free copy of the SAI or the Fund's annual and semi-annual reports call 1-800-262-3862, or write to Portfolio Partners, Inc., at the address listed above.

The SEC maintains an Internet  website  (http://www.sec.gov)  that contains the
                                        --------------------
Prospectus, SAI, material incorporated by reference, and other information about the Funds. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.













                                      Investment Company Act File No.  811-8319

                            PORTFOLIO PARTNERS, INC.
                             151 FARMINGTON AVENUE
                        HARTFORD, CONNECTICUT 06156-8962




                           PPI ALGER GROWTH PORTFOLIO
                     PPI ALGER AGGRESSIVE GROWTH PORTFOLIO
                PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO
                        PPI DSI ENHANCED INDEX PORTFOLIO
                 PPI GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO*
                    PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
                      PPI MFS EMERGING EQUITIES PORTFOLIO
                       PPI MFS RESEARCH GROWTH PORTFOLIO
                       PPI OPCAP BALANCED VALUE PORTFOLIO
                     PPI SALOMON BROTHERS CAPITAL PORTFOLIO
                 PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
                   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
                   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO



                                 SERVICE SHARES
                                 ADVISER SHARES



          Statement of Additional Information dated: November 13, 2001


This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Service Shares and Adviser Shares prospectuses for Portfolio Partners, Inc. dated November 13, 2001 (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. The Financial Statements for each Portfolio and the independent auditors' report thereon, included in each Portfolio's Annual Report, are incorporated herein by reference in this SAI. Free copies of the Prospectus and SAI are available upon request by writing to Portfolio Partners, Inc., at the address listed above or by calling 1-800-262-3862.

FOOTNOTE:
----------------------
*Goldman Sachs (A R in a circle) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                               TABLE OF CONTENTS



                                                                PAGE
                                                                ----



Fund History                                                      1

Description of the Fund and Its Investments and Risks             1

Description of Various Securities and Investment Policies and
Practices                                                         5

Futures Contracts and Options on Futures Contracts                22

Risks Associated With Investing in Options, Futures and Forward
Transactions                                                      26

Management of the Fund                                            31

Control Persons and Principal Shareholders                        33

Investment Advisory and Other Services                            33

Principal Underwriter                                             37

Brokerage Allocation and Trading Policies                         37

Description of Shares                                             38

Voting Rights                                                     39

Net Asset Value                                                   40

Tax Status                                                        40

Performance Information                                           42

Financial Statements                                              43

Appendix                                                          44

                                 FUND HISTORY

Portfolio Partners, Inc. (the "Fund"), was incorporated in 1997 in Maryland and commenced operations on November 28, 1997.

                            DESCRIPTION OF THE FUND
                         AND ITS INVESTMENTS AND RISKS



The Fund is an open-end management investment company authorized to issue multiple series and classes of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Fund currently has authorized thirteen Portfolios: PPI Alger Growth Portfolio ("PPI Alger Growth"); PPI Alger Aggressive Growth Portfolio ("PPI Aggressive Growth"); PPI Brinson Tactical Asset Allocation Portfolio ("PPI Brinson Tactical Asset Allocation"); PPI DSI Enhanced Index Portfolio ("PPI DSI Enhanced Index"); PPI Goldman Sachs/R Capital Growth Portfolio ("PPI Goldman Sachs/R Capital Growth"); PPI MFS Capital Opportunities Portfolio ("PPI MFS Capital Opportunities"); PPI MFS Emerging Equities Portfolio ("PPI MFS Emerging Equities"); PPI MFS Research Growth Portfolio ("PPI MFS Research Growth"); PPI OpCap Balanced Value Portfolio ("PPI OpCap Balanced Value"); PPI Salomon Brothers Investors Value Portfolio ("PPI Salomon Brothers Investors Value"); PPI Salomon Brothers Capital Portfolio ("PPI Salomon Brothers Capital"); PPI Scudder International Growth Portfolio ("PPI Scudder International Growth"); and PPI T. Rowe Price Growth Equity Portfolio ("PPI T. Rowe Price Growth Equity"). PPI Salomon Brothers Capital is classified as a "non-diversified" fund under the Investment Company Act of 1940 (the "1940 Act"). For more information regarding the classes of shares that are authorized, refer to paragraph "Description of Shares" in this SAI. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus.



The investment policies and restrictions of the Portfolios, set forth below, are matters of fundamental policy for purposes of the 1940 Act, and therefore cannot be changed, with regard to a particular Portfolio, without the approval of a majority of the outstanding voting securities of that Portfolio as defined by the 1940 Act. This means the lesser of: (i) 67% of the shares of a Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of that Portfolio then outstanding are present in person or by proxy; or
(ii) more than 50% of the outstanding voting securities of a Portfolio.

AS A MATTER OF FUNDAMENTAL POLICY, NO PORTFOLIO WILL:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). With respect to PPI Brinson Tactical Asset Allocation and to PPI DSI Enhanced Index, investments in mortgage participations or similar instruments are not subject to this limitation.

3. Issue any senior security (as defined in the 1940 Act), except that (a) a Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act.

4. Borrow money, except that (a) a Portfolio may enter into commitments to purchase securities in accordance with its investment program, including when-issued securities and reverse repurchase agreements, provided (except as set forth below) that the total amount of any such borrowing does not exceed 33-1/3% of the Portfolio's total assets; and

(b) a Portfolio may borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made. With respect to PPI Alger Growth and PPI Alger Aggressive Growth, such Portfolios may borrow money in an amount not exceeding 10% of the value of a Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to PPI Alger Growth, PPI Alger Aggressive Growth, PPI OpCap Balanced Value and PPI Goldman Sachs/R Capital Growth, immediately after any borrowing, including reverse repurchase agreements, such Portfolios will maintain asset coverage of not less than 300 percent with respect to all borrowings. With respect to PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index and PPI Goldman Sachs/R Capital Growth, such Portfolios may borrow up to an additional 5% of their total assets (not including the amount borrowed) for temporary or emergency purposes.



5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

7. Purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Further, this limitation does not apply to PPI Salomon Brothers Investors Value. With respect to PPI Brinson Tactical Asset Allocation and PPI DSI Enhanced Index, this limitation does not apply to municipal securities. With respect to PPI DSI Enhanced Index, the Portfolio will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in its benchmark index. With respect to PPI OpCap Balanced Value, a foreign government is considered to be an industry.



WITH RESPECT TO PPI ALGER GROWTH, PPI ALGER AGGRESSIVE GROWTH, PPI GOLDMAN SACHS/R CAPITAL GROWTH, PPI MFS CAPITAL OPPORTUNITIES, PPI MFS EMERGING EQUITIES, PPI MFS RESEARCH GROWTH, PPI SALOMON BROTHERS CAPITAL AND PPI SALOMON BROTHERS INVESTORS VALUE ONLY:



8. Purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

WITH RESPECT TO PPI MFS CAPITAL OPPORTUNITIES, PPI MFS EMERGING EQUITIES, PPI MFS RESEARCH GROWTH AND PPI SALOMON BROTHERS INVESTORS VALUE ONLY:

9. With respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.



WITH RESPECT TO PPI BRINSON TACTICAL ASSET ALLOCATION, PPI DSI ENHANCED INDEX, PPI GOLDMAN SACHS/R CAPITAL GROWTH, PPI OPCAP BALANCED VALUE, PPI SCUDDER INTERNATIONAL GROWTH AND PPI T. ROWE PRICE GROWTH EQUITY ONLY:



10. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than

10% of the outstanding voting securities of that issuer. With respect to PPI Brinson Tactical Asset Allocation and PPI DSI Enhanced Index, this limitation shall not apply to securities issued by other investment companies.

WITH RESPECT TO PPI ALGER GROWTH AND PPI ALGER AGGRESSIVE GROWTH ONLY:

11. With respect to 75% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

12. With respect to 100% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

WITH RESPECT TO PPI SALOMON BROTHERS CAPITAL ONLY:

13. With respect to 50% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING RESTRICTIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

A. No Portfolio will invest more than 15% (10% for PPI Alger Growth, PPI Alger Aggressive Growth and PPI Brinson Tactical Asset Allocation) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under, the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. A Sub- adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

B. No Portfolio will borrow for leveraging purposes.

C. No Portfolio will make short sales of securities, other than short sales "against the box." This restriction does not apply to transactions involving options, futures contracts and related options, and other strategic transactions.

D.  No Portfolio will lend portfolio securities.

WITH RESPECT TO PPI BRINSON TACTICAL ASSET ALLOCATION, PPI DSI ENHANCED INDEX, PPI OPCAP BALANCED VALUE, PPI SCUDDER INTERNATIONAL GROWTH AND PPI T. ROWE PRICE GROWTH EQUITY ONLY:

E. No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

WITH RESPECT TO PPI ALGER GROWTH, PPI ALGER AGGRESSIVE GROWTH, PPI BRINSON TACTICAL ASSET ALLOCATION AND PPI DSI ENHANCED INDEX ONLY:

F. No Portfolio will purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

WITH RESPECT TO PPI ALGER GROWTH, PPI ALGER AGGRESSIVE GROWTH, PPI OPCAP BALANCED VALUE, PPI SALOMON BROTHERS CAPITAL AND PPI SALOMON BROTHERS INVESTORS VALUE ONLY:

G. No Portfolio will invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in securities of companies that invest in or sponsor those programs.



WITH RESPECT TO PPI ALGER GROWTH, PPI ALGER AGGRESSIVE GROWTH, PPI BRINSON TACTICAL ASSET ALLOCATION, PPI DSI ENHANCED INDEX, PPI GOLDMAN SACHS/R CAPITAL GROWTH AND PPI OPCAP BALANCED VALUE ONLY:



H. No Portfolio will purchase portfolio securities while borrowings (excluding covered mortgage dollar rolls where applicable) in excess of 5% of its total assets are outstanding.

WITH RESPECT TO PPI ALGER GROWTH AND PPI ALGER AGGRESSIVE GROWTH ONLY:

I. No Portfolio will write or sell puts, calls, straddles, spreads or combinations thereof.

J. No Portfolio will invest more than 5% of its net assets in warrants (valued at the lower of cost or market), of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

WITH RESPECT TO PPI BRINSON TACTICAL ASSET ALLOCATION AND PPI DSI ENHANCED INDEX ONLY:

K. With respect to fundamental policy number 10 above, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

GENERAL. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. If the value of a Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

With respect to fundamental policy number 7, industry classifications of domestic issuers for all Portfolios, except for those listed below, are determined in accordance with the current Directory of Companies Filing Annual Reports with the Securities and Exchange Commission. Industry classifications of foreign issuers for the Portfolios are based on data provided by Bloomberg L.P. and other industry data sources. All industry classifications for PPI OpCap Balanced Value, PPI MFS Capital Opportunities, PPI MFS Emerging Equities, PPI MFS Research Growth and PPI T. Rowe Price Growth Equity have been selected by OpCap Advisors ("OpCap"), Massachusetts Financial Services Company ("MFS"), and T. Rowe Price Associates ("T. Rowe Price"), respectively, the Sub-advisers for those Portfolios. OpCap, MFS and T. Rowe Price believe the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. The industry classifications selected by OpCap, MFS and
T. Rowe Price may be changed from time to time to reflect changes in the marketplace.

    DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

Investment Policies and Practices of Specific Portfolios

PPI BRINSON TACTICAL ASSET ALLOCATION-- The Portfolio seeks to achieve its objective by using the Tactical Allocation Model (the "Model"), a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30- day U.S. Treasury bills.

The Portfolio seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. The Sub-adviser allocates the Portfolio's assets based on the Model's quantitative assessment of the projected rates of return for each asset class. The Model attempts to track the S&P 500 Index in periods of strongly positive market performance but attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downtown in stock prices or significant loss in value.

The basic premise of the Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors, including the current price of stocks and their expected future dividends and the yield-to-maturity of the one-year U.S. Treasury bill. When the stock market's ERP is high, the Model signals the Portfolio to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the Portfolio to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the Portfolio's assets. The Model will recommend either bonds (five-year U.S. Treasury notes) or cash (30-day Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This bond risk premium ("BRP") is calculated based on the yield-to-maturity of the five-year U.S. Treasury note and the one-year U.S. Treasury bill.

The Portfolio deviates from the recommendations of the Model only to the extent necessary to maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay Portfolio operating expenses, dividends and other distributions on its shares and to meet anticipated redemptions of shares.

In its stock portion, the Portfolio attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index. Securities in the S&P 500 Index are selected, and may change from time to time, based on a statistical analysis of such factors as the issuer's market capitalization (the S&P 500 Index emphasizes large capitalization stocks), the security's trading activity and its adequacy as a representative of stocks in a particular industry section. The Portfolio's investment results for its stock portion will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from purchases and redemptions of Portfolio shares that may occur daily, as well as from expenses borne by the Portfolio. Instead, the Portfolio attempts to achieve a correlation of at least 0.95 between the performance of the Portfolio's stock portion, before the deduction of operating expenses, and that of the S&P 500 Index (a correlation of 1.00 would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the S&P 500 Index). The S&P 500 Index can include U.S. dollar denominated equity securities of foreign issuers, and the Portfolio invests in those securities to the extent needed to track the performance of the S&P 500 Index.

For its bond investments, the Portfolio seeks to invest in U.S. Treasury notes having five years remaining until maturity at the beginning of the calendar year when the investment is made. However, if those instruments are not available at favorable prices, the Portfolio may invest in U.S. Treasury notes with either remaining maturities as close as possible to five years or overall durations that are as close as possible to the duration of the five-year U.S. Treasury notes.

Similarly, for its cash investments, the Portfolio seeks to invest in U.S. Treasury bills with remaining maturities of 30 days. However, if those instruments are not available at favorable prices, the Portfolio may invest in U.S.

Treasury bills that have either remaining  maturities as close as possible to 30 days or overall durations that are as close as possible to the duration of 30-day U.S. Treasury bills. The Portfolio may hold U.S. Treasury bills that mature prior to the first business day of the following month when the Sub-adviser determines the monthly asset allocation of the Portfolio's assets based on the Model's recommendation. If, in the Sub-adviser's judgment, it is not practicable to reinvest the proceeds in U.S. Treasury bills, the Sub-adviser may invest the Portfolio's cash assets in securities with remaining maturities of 30 days or less that are issued or guaranteed by U.S. government agencies or instrumentalities and in repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Asset reallocations are made, if required, on the first business day of each month. In addition to any reallocation of assets directed by the Model, any material amounts resulting from appreciation or receipt of dividends, other distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to establish the Model's recommended asset mix. Any cash maintained to pay Portfolio operating expenses, pay dividends and other distributions and to meet share redemptions is invested on a daily basis. The Portfolio may (but is not required to) use options and futures and other derivatives to effect all or part of an asset reallocation by adjusting the Portfolio's exposure to the different asset classes.

PPI DSI ENHANCED INDEX-- The Portfolio invests primarily in a selection of common stocks that are included in the S&P 500 Index and weights its holdings of individual stocks based on the Sub-adviser's proprietary Enhanced 500 strategy. The Portfolio normally invests in approximately 250 to 500 stocks. Relative to the stock weightings in the S&P 500 Index, the Portfolio overweights stocks that the model ranks positively and underweights stocks that the model ranks negatively. Generally, the Portfolio gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

The Portfolio seeks to control the risk of its portfolio by maintaining an overall close correlation of at least 95% between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this close correlation, the Portfolio gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the Portfolio. The Portfolio also considers relative industry sector weighting and market capitalization.

The Sub-adviser monitors the Portfolio's performance relative to the S&P 500 Index at least weekly. At least monthly, the Sub-adviser reviews the Portfolio's stock holdings and rebalances the Portfolio's securities by increasing the weightings of the stocks that are more highly ranked by its model and reducing the weightings of the lower ranked stocks. If appropriate, the Sub-adviser also buys or sells stocks for the Portfolio to reflect the revised rankings.

Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stocks that are included in the S&P 500 Index and usually invests a higher percentage of its total assets in these securities. For liquidity and cash management purposes, the Portfolio may invest up to 35% of its total assets in short-term investment grade bonds and money market instruments, although it expects these investments usually to represent a much smaller portion of its total assets. The Portfolio may invest in U.S. dollar denominated foreign securities that are included in the S&P 500 Index and traded on recognized U.S. exchanges or in the U.S. over-the-counter market.



PPI GOLDMAN SACHS/R CAPITAL GROWTH-The Portfolio is managed using a growth equity oriented approach. Equity securities for this Fund are selected based on their prospects for above average growth. Goldman Sachs Asset Management ("GSAM") will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. PPI Goldman Sachs/R Capital Growth will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength;

strong competitive advantages; effective research, product development and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.



PPI OPCAP BALANCED VALUE-- In selecting equity investments for the Portfolio, the Sub-adviser currently uses a value investing style. In using a value approach, the Sub-adviser seeks stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Portfolio will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock. Using value investing requires research as to the issuer's underlying financial condition and prospects. While there are a variety of measures that can be used to identify these securities, the Sub-adviser looks primarily at the issuer's price/earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.

PPI SALOMON BROTHERS CAPITAL-- In seeking capital appreciation, the Portfolio may purchase securities of seasoned issuers, relatively smaller and new companies as well as in new issuers and may be subject to wide fluctuations in market value. Portfolio securities may have limited marketability or may be widely and publicly traded. The Portfolio will not concentrate its investments in any particular industry.

To meet operating expenses, to serve as collateral in connection with certain investment techniques and to meet anticipated redemption requests, the Portfolio generally holds a portion of its assets in short-term fixed income securities (government obligations or investment grade debt securities) or cash or cash equivalents. Short-term investments also may include repurchase agreements with banks or brokers-dealers. When the Sub-adviser deems it appropriate, for temporary defensive purposes, the Portfolio may invest without limitation in investment grade fixed-income securities or hold assets in cash or cash equivalents. Investments in such investment grade fixed- income securities may also be made for the purpose of capital appreciation, as in the case of purchases of bonds traded at a substantial discount or when the Sub-adviser believes interest rates may decline. There is no limit on the amount of the Portfolio's assets that can be invested in convertible securities rated below investment grade.

As a hedge against either a decline in the value of the securities included in the Portfolio's securities, or against an increase in the price of the securities which it plans to purchase, or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain, the Portfolio may use all of the investment strategies referred to under "Hybrid Instruments." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, the CFTC and the federal income tax requirements applicable to regulated investment companies.

The Portfolio is classified as a "non-diversified" fund under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The Portfolio, however, intends to comply with the diversification requirements imposed by the Code in order to continue to qualify as a regulated investment company. To the extent the Portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified fund and may be subject to greater risk of loss with respects to its portfolio securities.

PPI SALOMON BROTHERS INVESTORS VALUE-- The Portfolio maintains a carefully selected portfolio of securities diversified among industries and companies. The Portfolio may invest up to 25% of its net assets in any one industry. The Portfolio generally purchases marketable securities, primarily those traded on the NYSE or other national securities exchanges, but also issues traded in the over-the-counter market. As a hedge against either a decline in the value of securities included in the Portfolio or against an increase in the price of securities which it plans to purchase or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain, the Portfolio may use all of the various investment strategies referred to under "Hybrid Investments." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, the CFTC and the federal income tax requirements applicable to regulated investment companies.

INVESTMENT POLICIES, PRACTICES AND VARIOUS SECURITIES IN GENERAL

U.S. GOVERNMENT SECURITIES-Each Portfolio may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. Government agencies or instrumentalities in which a Portfolio may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Portfolios will invest in securities of U.S. government agencies or instrumentalities only if the Sub-Adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

The Portfolios also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").



CUSTODIAL RECEIPTS-PPI Goldman Sachs/R Capital Growth may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts are known by various names, including "Treasury Receipts," Treasury Investors Growth Receipts ("TIGRs"), and "Certificates of Accrual on Treasury Receipts ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.



BANK OBLIGATIONS-Each Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

LOAN PARTICIPATIONS-PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in loan participations, subject to the Portfolios' limitation on investments in illiquid investments. A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan. No more than 5% of a Portfolio's net assets may be invested in loan participations with the same borrower. The issuing financial institution may have no obligation to a Portfolio other than to pay such Portfolio the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, a Portfolio could experience a reduction in its income. The value of that loan participation might also decline. If the issuing financial institution fails to perform its obligation under the participation agreement, the Portfolio might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

"WHEN-ISSUED" SECURITIES--Each Portfolio (except PPI MFS Research Growth) may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, a Portfolio will take delivery of such securities. When a Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of a
Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Portfolio will always have cash, short- term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a Portfolio determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for "when-issued" or "forward delivery" securities, a Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Portfolio's payment obligation).



PREFERRED SECURITIES-PPI Goldman Sachs/R Capital Growth, PPI OpCap Balanced Value and PPI T. Rowe Price Growth Equity may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.



CONVERTIBLE SECURITIES-- Each Portfolio may invest in convertible securities. Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, each Sub-adviser will give primary emphasis to the attractiveness of the underlying common stock. Convertible debt securities are equity investments for purposes of each Portfolio's investment policies.



CORPORATE ASSET-BACKED SECURITIES-PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value and PPI Scudder International Growth may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.



Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.

REPURCHASE AGREEMENTS--Each of the Portfolios may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Sub-adviser has determined to be of comparable creditworthiness. The securities that a Portfolio purchases and holds through its agent are U.S. Government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Portfolio will have the right to liquidate the securities. If, at the time a Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Portfolio only enters into repurchase agreements after its Sub-adviser has determined that the seller is creditworthy, and the Sub-adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.



REVERSE REPURCHASE AGREEMENTS-PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index and PPI Goldman Sachs/R Capital Growth may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Portfolio's outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.



SEGREGATED ACCOUNTs-- When a Portfolio enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.



FLOATING AND VARIABLE RATE INSTRUMENTS-- PPI Alger Growth, PPI Alger Aggressive Growth, PPI Goldman Sachs/R Capital Growth, PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in floating rate and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. A Sub-adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Portfolio will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that and issuer of such instruments were to default on its payment obligations, a Portfolio might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.



RESTRICTED SECURITIES-Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board of Directors (or the fund 's adviser acting subject to the board 's supervision) determines that the securities are in fact liquid. The Board of Directors has delegated its responsibility to fund management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Directors' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.



REAL ESTATE INVESTMENT TRUSTS (REITS)-PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value and PPI T. Rowe Price Growth Equity may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986 (the "Code"). A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Portfolio.



Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.



FOREIGN SECURITIES--Each Portfolio (except PPI DSI Enhanced Index) may invest in foreign securities (and foreign currencies) as described in the Prospectus. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities. As a result of its investments in foreign securities, a Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where a Sub-adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-adviser anticipates, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by a Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received. For each of PPI Alger Growth, PPI Alger Aggressive Growth, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value, PPI Goldman Sachs/R Capital Growth, PPI MFS Capital Opportunities, PPI T. Rowe Price Growth Equity, PPI MFS Emerging Equities and PPI MFS Research Growth, the Portfolios may invest up to 20%, 20%, 20%, 20%, 10%, 35%, 30%, 25% and 20%, respectively, in foreign securities.



AMERICAN DEPOSITARY RECEIPTS--Each Portfolio may invest in ADRs, which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS)--Each Portfolio (except PPI Alger Growth, PPI Alger Aggressive Growth and PPI DSI Enhanced Index) may invest in PFICs. Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Portfolios are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Portfolio's assets may be invested in such securities.



INVESTMENT IN OTHER INVESTMENT COMPANIES-- PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index, PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value and T.Rowe Price Growth Equity may invest in securities of other investment companies, subject to limitations under the 1940 Act. Among other things, these limitations currently restrict the Portfolios' aggregate investments in other investment companies to no more than 10% of a Portfolio's total assets. A Portfolio's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those funds. At the same time, the Portfolios would continue to pay their own management fees and expenses with respect to all their investments, including the securities of other investment companies. The Portfolios may invest in the shares of other investment companies when, in the judgment of the Sub-advisers, the potential benefits of the investment outweigh the payment of any management fees and expenses.

EXCHANGE TRADED FUNDS (ETFS)--These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value and PPI T. Rowe Price Growth Equity may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.



WARRANTS--Each Portfolio (except PPI DSI Enhanced Index) may acquire warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.



ZERO COUPON, DEFERRED INTEREST AND PIK BONDs--Fixed income securities that PPI Goldman Sachs/R Capital Growth, PPI MFS Capital Opportunities, PPI MFS Emerging Equities, PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.



RISK OF INVESTING IN LOWER RATED FIXED-INCOME SECURITIES--Certain of the Portfolios may invest in lower rated fixed-income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA, Investors Service ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

A Portfolio may also invest in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody's or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality. No minimum rating standard is required by the Portfolios. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. High-yield, below investment grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Sub-adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market. For a description of the rating categories described above, see the attached Appendix.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a "call option" and redeems the security during a time of declining interest rates, a Portfolio may receive a capital loss on its investment if the security was purchased at a premium and a Portfolio may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Portfolio.

While a Sub-adviser may refer to ratings issued by established credit rating agencies, it is not the Portfolios' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Sub- adviser's own independent and ongoing review of credit quality. To the extent a Portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Sub-adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above. For each of PPI OpCap Balanced Value and PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value, the Portfolios may invest up to 25%, 20% and 20%, respectively, in lower rated fixed-income securities.

SHORT SALES AGAINST THE BOX-Each Portfolio (except PPI OpCap Balanced Value and PPI MFS Emerging Equities) may make short sales "against the box," i.e., when a security identical to one owned by these Portfolios is borrowed and sold short. If a Portfolio enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. A Portfolio will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.



MORTGAGE-RELATED SECURITIES-PPI Goldman Sachs/R Capital Growth, PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in mortgage-related securities. A mortgage- related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.



Agency-Mortgage-Related Securities:  The  dominant  issuers or   guarantors  of
----------------------------------
mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage- related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Funds. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Portfolios consider GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of each Portfolio's investment policies.

Privately  Issued  Mortgage-Related  Securities:   Mortgage-related  securities
-----------------------------------------------
offered by private issuers include pass- through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Funds limit their investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Portfolios may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Funds will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

Additional  Risk  Factors:  Due  to  the  possibility  of  prepayments  of  the
-------------------------
underlying mortgage instruments, mortgage- backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a Fund may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

HYBRID INSTRUMENTS-PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value and PPI T. Rowe Price Growth Equity may invest in hybrid instruments. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

SWAPS, CAPS, FLOORS AND COLLARS--Among the transactions into which PPI Salomon Brothers Capital, and PPI Salomon Brothers Investors Value and PPI Scudder International Growth may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Sub-adviser. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

EURODOLLAR INSTRUMENTS-PPI MFS Capital Opportunities, PPI MFS Emerging Equities and PPI Scudder International Growth may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar- denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Scudder International Growth might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.



OPTIONS ON SECURITIES-PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index, PPI Goldman Sachs/R Capital Growth, PPI MFS Capital Opportunities, PPI MFS Emerging Equities, PPI OpCap Balanced Value, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value, PPI Scudder International Growth and PPI
T. Rowe Price Growth Equity may purchase and write (sell) call and put options on securities. A Portfolio may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its Portfolio. PPI MFS Capital Opportunities, PPI MFS Emerging Equities and PPI Scudder International Growth may only sell calls on securities if such calls are "covered," as explained below. A Portfolio may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.



A Portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Portfolio wants to purchase at a later date. A Portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by a Portfolio is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if a Portfolio holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. If a put option is sold by a Portfolio, the Portfolio will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Portfolio maintains in a segregated account with the custodian, liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit a Portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account. Such transactions permit a Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a Portfolio, provided that another option on such security is not sold. If the Portfolio desires to sell a particular security from its portfolio on which it has sold a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

A Portfolio may sell options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then sell a call option against that security. The exercise price of the call a Portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

A Portfolio may also sell combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By entering into a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By selling a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by a Portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

In certain instances, a Portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options, grant the purchaser the right to purchase (in the case of a "call"), or sell (in the case of a "put"), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous to the Portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.



OPTIONS  ON  STOCK  INDICES-PPI  Brinson  Tactical  Asset  Allocation,  PPI DSI
Enhanced Index, PPI Goldman Sachs/R Capital Growth, PPI MFS Capital Opportunities, PPI MFS Emerging Equities, PPI OpCap Balanced Value, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value, PPI Scudder International Growth and PPI T. Rowe Price Growth Equity may purchase and sell call and put options on stock indices. A Portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect the Portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although a Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs, although PPI Scudder International Growth may sell options on securities indices only to close out open positions.



In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

A Portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its Portfolio. When a

Portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. A Portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian, or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

A Portfolio will receive a premium from selling a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Portfolio has sold a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By selling a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

A Portfolio may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Each Portfolio (except PPI Alger Growth, PPI Alger Aggressive Growth and PPI MFS Research Growth) may engage in the following types of transactions:

FUTURES CONTRACTS--The Portfolios may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a Portfolio's current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield ("speculation").

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be "exercised" at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable--a process known as "marking to the market."

Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, a Portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian, liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

OPTIONS ON FUTURES CONTRACTS--Each Portfolio (except PPI Alger Growth, PPI Alger Aggressive Growth and PPI MFS Research Growth) may purchase and sell options to buy or sell futures contracts in which they may invest ("options on futures contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law, except that PPI Scudder International Growth may utilize such strategies only for hedging purposes. Put and call options on futures contracts may be traded by a Portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on futures contracts that are sold or purchased by a Portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

A Portfolio may sell call options on futures contracts only if it also (a) purchases the underlying futures contract, (b) owns the instrument, or instruments included in the index, underlying the futures contract, or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. A Portfolio may sell put options on futures contracts only if it also (A) sells the underlying futures contract, (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with it its custodian. Upon the exercise of a call option on a futures contract sold by a Portfolio, the Portfolio will be required to sell the underlying futures contract which, if the Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract which, if the Portfolio has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option the Portfolio has sold is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

A Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

FORWARD CONTRACTS ON FOREIGN CURRENCY-- Each Portfolio (except PPI Alger Growth, PPI Alger Aggressive Growth and PPI MFS Research Growth) may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Portfolio intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Portfolio seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. The Portfolio also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Portfolio may enter into forward contracts for "cross hedging" purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, a Portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Portfolio's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

A Portfolio will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, a Portfolio may purchase a given foreign currency through a forward contract if, in the judgment of the Sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Portfolio may sell the currency through a forward contract if the Sub- adviser believes that its value will decline relative to the dollar.

A Portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted.

A Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities.

OPTIONS ON FOREIGN CURRENCIES--Each Portfolio (except PPI Alger Growth, PPI Alger Aggressive Growth and PPI MFS Research Growth) may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S SECURITIES--A Portfolio's abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio's securities. In the case of futures and options based on an index, the Portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a Portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the Portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Portfolio has a position and the portfolio securities the Portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Portfolio's portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, a Portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a Portfolio's holdings. When a Portfolio sells an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Portfolio's overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that a Portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A Portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Portfolio may not fully protect it against risk of loss and, in any event, the Portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

A Portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Portfolio with two simultaneous premiums on the same security, but involve additional risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET--Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a Portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a Portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN-Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Portfolio or decreases in the prices of securities or other assets the Portfolio intends to acquire. Where a Portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

TRADING AND POSITION LIMITS-The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Portfolios.

RISKS OF OPTIONS ON FUTURES CONTRACTS-The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES- Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Portfolio to respond to such events in a timely manner.

Settlements of exercises of over the counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike transactions entered into by a Portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over the counter options on securities are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over the counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over the counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over the counter contracts, and the Portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over the counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into an over the counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-adviser.

Options on securities, options on stock indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over the counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing
Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over the counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS--In order to assure that a Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that a Portfolio enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets after taking into account unrealized profits and losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The staff of the SEC has taken the position that over the counter options and assets used to cover sold over the counter options are illiquid and, therefore, together with other illiquid securities held by a Portfolio, cannot exceed 15% of a Portfolio's assets (the "SEC illiquidity ceiling"). Although the Sub-advisers may disagree with this position, each Sub-adviser intends to limit the Portfolios' selling of over the counter options in accordance with the following procedure. Except as provided below, PPI MFS Capital Opportunities and PPI MFS Emerging Equities intend to sell over the counter options only with primary U.S. Government securities dealers recognized as such by the Federal Reserve Bank of New York. Also, the contracts a Portfolio has in place with such primary dealers provide that the Portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Portfolio may also sell over the counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio's investment objective.

TEMPORARY DEFENSIVE POSITIONs-During periods of unusual market conditions when a Sub-adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a Portfolio may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, obligations of banks with assets of $1 billion or more (including certificates of deposit, bankers' acceptances and repurchase agreements), commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. PPI Brinson Tactical Asset

Allocation also may invest in other investment companies that invest exclusively in money market instruments for temporary defensive purposes. PPI Scudder International Growth may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. In addition, PPI Scudder International Growth may engage in strategic transactions, which may include the use of derivatives.

PPI Alger Growth may invest up to 35% of its total assets in equity securities of companies that, at the time of the purchase, have total market capitalization of less than $10 billion and in excess of that amount (up to 100% of its assets) during temporary defensive periods. PPI Alger Aggressive Growth may invest up to 35% of its total assets in equity securities of companies that, at the time of the purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

MANAGEMENT OF THE FUND

The investments and administration of the Fund are under the direction of the Board of Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below.

                                                 PRINCIPAL OCCUPATION(S) DURING
                                                 PAST FIVE YEARS (AND POSITIONS
                                                  HELD WITH AFFILIATED PERSONS
                              POSITION(S) HELD    OR PRINCIPAL UNDERWRITER OF
NAME, ADDRESS AND BIRTH DATE     WITH FUND                 THE FUND)
----------------------------  ----------------   ------------------------------

Laurie M. Tillinghast, CFP*   Director and       Vice President, Aetna Life
151 Farmington Avenue         President          Insurance and Annuity Company,
Hartford, Connecticut                            1998 to present; Vice
05/12/52                                         President, Aetna Retirement
                                                 Services, Fund Strategy and
                                                 Management, 1995 to 1998.

John V. Boyer                 Director           Executive Director, The Mark
63 Penn Drive                                    Twain House Museum, 1989 to
West Hartford, Connecticut                       present.
07/19/53

Richard A. Johnson            Director           Retired for more than five
24 Sulgrave Road                                 years.
West Hartford, Connecticut
03/22/36

Philip M. Markert             Director           Retired for more than five
164 Calhoun Street                               years.
Washington, Connecticut
06/22/38

Martin T. Conroy*             Vice President,    Vice President and Assistant
151 Farmington Avenue         Chief Financial    Treasurer, Aetna Life
Hartford, Connecticut         Officer and        Insurance and Annuity Company,
01/11/40                      Treasurer          1992 to present,  Aetna
                                                 Investment Services, LLC, 1996
                                                 to present, Aetna Retirement
                                                 Holdings, Inc., 1997 to
                                                 present, and Aetna Insurance
                                                 Company of America, 1999 to
                                                 present; Vice President, Aetna
                                                 Retirement Services, Inc.,
                                                 1999 to present.

Jeffrey J. Gaboury            Assistant          Director, Reporting and
200 Clarendon Street          Treasurer          Compliance, Investors Bank &
Boston, Massachusetts                            Trust Company, 1996 to
10/23/68                                         present.

Susan C. Mosher               Secretary          Senior Director, Mutual Fund
200 Clarendon Street                             Administration - Legal
Boston, Massachusetts                            Administration, Investors Bank
01/29/55                                         & Trust Company, 1995 to
                                                 present.

J. Neil McMurdie              Assistant          Counsel, Aetna Life Insurance
151 Farmington Avenue         Secretary          and Annuity Company, 1998 to
Hartford, Connecticut                            present; Associate Counsel and
10/29/57                                         Assistant Vice President, GE
                                                 Financial Assurance and
                                                 subsidiaries, 1993 to 1998.

Chrystie Boucree Ritter       Assistant          Associate Counsel, Mutual Fund
200 Clarendon Street          Secretary          Administration - Legal
Boston, MA                                       Administration, Investors Bank
04/25/72                                         & Trust Company, June 2001 to
                                                 present; Legal Product
                                                 Specialist, Zurich Scudder
                                                 Investments, Inc, 1998-2000;
                                                 Associate, Goulston & Storrs,
                                                 1997-1998; Student, Boston
                                                 College Law School, 1994-1997.

*Interested person as defined by the 1940 Act.

Members of the Board of the Directors who are also directors, officers or employees of Aetna Life Insurance and Annuity Company, ("Aetna"), or its affiliates are not entitled to any compensation from the Fund. Members of the Board of Directors who are not affiliated with Aetna or its affiliates are entitled to receive an annual retainer of $20,000 for service on the Board. In addition, each such member will receive a fee of $2,500 per meeting for each regularly scheduled Board meeting; $2,500 for each in-person Contract Committee meeting on any day on which a regular board meeting is not scheduled; and $1,500 for each in-person committee meeting, other than a Contract Committee meeting, on any day on which a regular Board meeting is not scheduled. A Committee Chairperson fee of $1,500 each will be paid to the Chairperson of the Valuation, Audit and Contract Committees. All of the above fees are to be paid proportionately by each Portfolio based on the net assets of the Portfolios as of the previous December 31.

The following table describes the compensation received by the Directors of the Fund for the fiscal year ended December 31, 2000.

COMPENSATION TABLE

                                                   TOTAL COMPENSATION FROM FUND
                          AGGREGATE COMPENSATION     AND FUND COMPLEX PAID TO
NAME OF PERSON, POSITION        FROM FUND                   DIRECTORS
------------------------        ---------                   ---------

John V. Boyer, Director          $36,500                     $36,500

Richard A. Johnson, Director     $36,500                     $36,500

Philip M. Markert, Director      $36,500                     $36,500

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shares of the Portfolios will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. Aetna and its subsidiary, Aetna Insurance Company of America, Inc. (each a Connecticut Corporation) may be deemed a control person of the Fund in that certain of their separate accounts hold 100% of the shares of each Portfolio of the Fund.

As of August 1, 2001, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:


PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO--Aetna Life Insurance and Annuity Company, c/o ING-Aetna Financial Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (97.29%).

PPI MFS EMERGING EQUITIES PORTFOLIO--Aetna Life Insurance and Annuity Company, c/o ING-Aetna Financial Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (94.59%).

PPI MFS RESEARCH GROWTH PORTFOLIO--Aetna Life Insurance and Annuity Company, c/o ING-Aetna Financial Plan Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (93.21%).

PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO--Aetna Life Insurance and Annuity Company, c/o ING-Aetna Financial Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (95.78%).

PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO--Aetna Life Insurance and Annuity Company, c/o ING-Aetna Financial Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (94.93%).

The remaining Portfolios did not commence investment operations as of August 1, 2001.

The Fund has no knowledge of any other owners of record of 5% or more than the outstanding shares of a Portfolio. Shareholders owning more than 25% or more of the outstanding shares of a Portfolio may take actions without the approval of other investors in the Fund. See "Voting Rights" below.

Aetna is an indirect wholly-owned subsidiary of ING Groep N.V. Aetna's principal office and offices of its affiliated companies referred to herein are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The Directors and Officers of the Fund as a group owned less than 1% of the outstanding shares of any Portfolio of the Fund as of August 1, 2001.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT. Under the Investment Advisory Agreement and subject to the direction of the Board of Directors of the Fund, Aetna has responsibility, among other things, to (i) select the securities to be purchased, sold or exchanged by each Portfolio, and place trades on behalf of each Portfolio, or delegate such responsibility to one or more Sub-advisers;
(ii) supervise all aspects of the operations of the Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or subcustodians of each Portfolio's securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each Sub-adviser for the Portfolios and the Sub-advisers' compliance programs to ensure that the Portfolio's assets are invested in compliance with the Sub-advisory Agreement and the Portfolio's investment objectives and policies as adopted by the Board and described in the most current effective amendment to the registration statement for the Portfolio, as filed with the Commission under the 1933 Act and the 1940 Act ("Registration Statement"); (v) allocate Portfolio assets among the Sub-advisers; (vi) review all data and financial reports prepared by each Sub-adviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vii) establish and maintain regular communications with each Sub-adviser to share information it obtains with each Sub-adviser concerning the effect of developments and data on the investment program maintained by the Sub-adviser; (viii) oversee all matters relating to the offer and sale of the Portfolios' shares, the Fund's corporate governance, reports to the Board, contracts with all third parties on behalf of the Portfolios for services to the Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Portfolios' operations; and (ix) take other actions that appear to Aetna and the Board to be necessary.

The Investment Advisory Agreement provides that Aetna shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Portfolio, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Fund who are employees of Aetna or an affiliated entity and any salaries and employment benefits payable to those persons.

The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Fund or of Aetna, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of that Portfolio, or (iii) Aetna. The Investment Advisory Agreement terminates automatically in the event of assignment.

During the past three fiscal years, the following fees were paid to Aetna:

-------------------------------------------------------------------------------
 PORTFOLIO                      2000            1999            1998
 ---------                      ----            ----            ----
-------------------------------------------------------------------------------
 PPI MFS Capital Opportunities  $1,417,639      $734,991        $1,073,994
-------------------------------------------------------------------------------
 PPI MFS Emerging Equities      $5,212,364      $3,813,374      $6,073,693
-------------------------------------------------------------------------------
 PPI MFS Research Growth        $2,158,556      $1,795,645      $3,075,409
-------------------------------------------------------------------------------
 PPI Scudder International
 Growth                         $2,768,715      $2,037,125      $3,330,261
-------------------------------------------------------------------------------
 PPI T. Rowe Price Growth
 Equity                         $1,469,627      $1,304,488      $2,643,704
-------------------------------------------------------------------------------

The remaining Portfolios had not commenced investment operations during the above periods.



SUB-ADVISORY AGREEMENTS. The Fund's Board of Directors approved sub-advisory agreements ("Sub-advisory Agreements") between Aetna and Fred Alger Management, Inc. (Alger) with respect to PPI Alger Growth Portfolio and PPI Alger Aggressive Growth Portfolio; between Aetna and Brinson Advisers, Inc. (Brinson) with respect to PPI Brinson Tactical Asset Allocation Portfolio; between Aetna and DSI International Management, Inc. (DSI) with respect to PPI DSI Enhanced Index Portfolio; between Aetna and Goldman Sachs Asset Management (Goldman Sachs) with respect to PPI Goldman Sachs/R Capital Growth Portfolio; between Aetna and MFS with respect to PPI MFS Capital Opportunities, PPI MFS Emerging Equities and PPI MFS Research Growth; between Aetna and OpCap Advisors (OpCap) with respect to PPI OpCap Balanced Portfolio; between Aetna and Salomon Brothers Asset Management, Inc. (Salomon Brothers) with respect to PPI Salomon Brothers Investors Value Portfolio and PPI Salomon Brothers Capital Portfolio; between Aetna and Zurich Scudder Investments, Inc. (Zurich Scudder), with respect to PPI Scudder International Portfolio; and between Aetna and T. Rowe Price Associates, Inc. (T. Rowe Price), with respect to PPI T. Rowe Price Growth Equity Portfolio. Each Sub-advisory Agreement remains in effect from year-to-year if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" of the Fund, Aetna or any Sub-adviser, in person, at a meeting called for that purpose. Each Sub-advisory Agreement may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of the respective Portfolio, (iii) Aetna, or (iv) the relevant Sub-adviser. Each Sub-advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with Aetna.



Under each Sub-advisory Agreement, the Sub-adviser supervises the investment and reinvestment of cash and securities comprising the assets of the Portfolios. Each Sub-advisory Agreement also directs the Sub-adviser to (a) determine the securities to be purchased or sold by the Portfolios, and (b) take any actions necessary to carry out its investment sub-advisory responsibilities.

Each Sub-adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

As compensation, Aetna pays each Sub-adviser a monthly fee as described below. Aetna has certain obligations under the Sub-advisory Agreements and retains overall responsibility for monitoring the investment program maintained by the Sub-adviser for compliance with applicable laws and regulations and each Portfolio's respective investment objectives. In addition, Aetna will consult with and assist the Sub-adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by the Sub-advisers to the Fund's Board of Directors.

        PPI Alger Growth............    .40% on the first $150 million
        PPI Alger Aggressive Growth     .35% on the next $350 million
        (assets of both Portfolios      .30% on the next $500 million
        will be combined)               .25% over $1 billion

        PPI Brinson Tactical Asset      .50% on the first $100 million
        Allocation..................    .48% on the next $150 million
                                        .43% on the next $250 million
                                        .38% over $500 million

        PPI DSI Enhanced Index .....    .30% on the first $100 million
                                        .25% on the next $150 million
                                        .20% over $250 million



        PPI Goldman Sachs/R Capital     .45% on the first $150 million
        Growth .....................    .40% on the next $200 million
                                        .35% over $350 million



        PPI MFS Capital
        Opportunities...............    .40% on the first $300 million of
        PPI MFS Emerging Equities       aggregate average daily net assets
                                        under management
        PPI MFS Research Growth         .375% on the next $300 million
                                        .35% on the next $300 million
                                        .325% on the next $600 million
                                        .25% on assets over $1.5 billion

        PPI OpCap Balanced Value        .40% on the first $100 million
                                        .30% thereafter

        PPI Salomon Brothers Investors  .43% on the first $100 million
        Value                           .40% on the next $100 million
                                        .35% on the next $300 million
                                        .32% on the next $250 million
                                        .30% on the next $250 million
                                        .25% over $1 billion

        PPI Salomon Brothers Capital    .50% on the first $100 million
                                        .45% on the next $100 million
                                        .40% on the next $200 million
                                        .35% over $400 million

        PPI Scudder International       .75% on the first $20 million of
        Growth                          average daily net assets
                                        .65% on the next $15 million
                                        .50% on the next $65 million
                                        .40% on the next $200 million
                                        .30% on assets over $300 million

        PPI T. Rowe Price Growth Equity .40% on the first $500 million of average daily net assets
                                        .375% on assets over $500 million



Effective January 1, 2002, Aetna will pay MFS a monthly fee as described below:
                                        .35% on the first $500 million of
                                        aggregate average daily net assets
                                        under management
                                        .30% on the next $1 billion
                                        .25% on all assets thereafter over $1.5
                                        billion



During the past three fiscal years, Aetna paid the Sub-advisers the following fees on behalf of their respective Portfolios:

-------------------------------------------------------------------------------
 SUB-ADVISER NAME               2000            1999            1998
 ----------------               ----            ----            ----
-------------------------------------------------------------------------------
 MFS                            $7,741,269      $6,282,714      $5,423,591
-------------------------------------------------------------------------------
 Zurich Scudder                 $2,417,404      $1,978,275      $1,721,358
-------------------------------------------------------------------------------
 T. Rowe Price                  $2,782,790      $2,508,647      $1,762,470
-------------------------------------------------------------------------------

The remaining Portfolios had not commenced investment operations during the above periods.



THE ADMINISTRATIVE SERVICES AGREEMENT. Pursuant to an Administrative Services Agreement, between the Fund and Aetna, Aetna has agreed to provide all administrative services in support of the Portfolios and is responsible for the supervision of the Fund's other service providers. The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice. As compensation for its services, Aetna receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio as follows:

PORTFOLIO                               FEE
---------                               ---
PPI Alger Growth                        0.20%
PPI Alger Aggressive Growth             0.20%
PPI Brinson Tactical Asset Allocation   0.20%
PPI DSI Enhanced Index                  0.20%
PPI Goldman Sachs/R Capital Growth      0.20%
PPI MFS Capital Opportunities           0.25%
PPI MFS Emerging Equities               0.13%
PPI MFS Research Growth                 0.15%
PPI OpCap Balanced Value                0.20%
PPI Salomon Brothers Capital            0.20%
PPI Salomon Brothers Investors Value    0.20%
PPI Scudder International Growth        0.20%
PPI T. Rowe Price Growth Equity         0.15%



For the fiscal year ended December 31, 2000, the PPI MFS Capital Opportunities, PPI MFS Emerging Equities, PPI MFS Research Growth, PPI Scudder International Growth and PPI T. Rowe Price Growth Equity Portfolios paid Aetna $1,055,359, $1,918,965, $852,136, $1,296,319 and $1,063,134, respectively, for such administrative services. The remaining Portfolios had not commenced investment operations as of December 31, 2000.

CUSTODIAN AND TRANSFER AGENT. Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts, serves as custodian of the assets of the Fund and transfer agent for the Fund. Investors Bank does not participate in determining the investment policies of a Portfolio or in deciding which securities are purchased or sold by a Portfolio.

INDEPENDENT AUDITORS. KPMG LLP, 99 High Street, Boston, Massachusetts 02110 serves as independent auditors to the Fund. KPMG LLP provides audit services, assistance and consultation in connection with SEC filings.

PRINCIPAL UNDERWRITER

The Fund has entered into an Underwriting Agreement (the "Agreement") pursuant to which Aetna Investment Services, LLC ("AIS"), 151 Farmington Avenue, Hartford, Connecticut 06156, a subsidiary of Aetna, as agent, serves as principal underwriter for the continuous offering of shares of the Portfolios. The Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of AIS, or the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. The Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or AIS or by vote of holders of a majority of a Portfolio's shares without the payment of any penalty. The Underwriter has agreed to use its best efforts to solicit orders for the purchase of shares of all the Portfolios, although it is not obligated to sell any particular amount of shares. AIS shall be responsible for any costs of printing and distributing prospectuses and SAIs necessary to offer and sell the shares, and such other sales literature, reports, forms and advertisements as it elects to prepare. The Fund shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC. AIS does not receive compensation for providing services under the Agreement.

BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the direction of the Directors, Aetna and the Sub-advisers have responsibility for making the Portfolios' investment decisions, for effecting the execution of trades for the Portfolios and for negotiating any brokerage commissions thereof. It is the policy of Aetna and the Sub-advisers to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, Aetna and the Sub-advisers may place a Portfolio's transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser or Sub-advisers, will lead to the best overall quality of execution for the Portfolio.

Aetna and the Sub-advisers may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Portfolios. These services may benefit the Adviser and/or advisory clients other than the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. Aetna and the Sub-advisers may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aetna's and the Sub-advisers' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When either Aetna or the Sub-advisers believe that more than one broker can provide best execution, preference may be given to brokers who provide additional services to Aetna or the Sub-advisers.

Consistent with securities laws and regulations, Aetna and the Sub-advisers may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non- commission payments. Aetna's and the Sub-advisers' judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aetna's and the Sub-advisers' opinion as to which services and which means of payment are in the long-term best interests of a Portfolio. The Portfolios may effect brokerage transactions in portfolio securities through affiliates of Aetna and/or the Sub-advisers. When a Portfolio enters into a transaction with any such person, the transaction will comply with Rule 17e-1 under the 1940 Act and the policies and procedures adopted by the Board of Directors pursuant to Rule 17e-1. Certain officers of Aetna and the Sub-advisers also manage their own securities portfolios and those of their affiliates. Further, Aetna also acts as an investment adviser to other client accounts, and the Sub-advisers also act as investment adviser to other investment companies registered under the 1940 Act and other client accounts.

To the extent Aetna or the Sub-advisers desire to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated, and allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

The Board of Directors has adopted a policy allowing trades to be made between a Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain noninvestment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised by Aetna or by one of the Sub-advisers. The Board of Directors, Aetna (as Adviser) and AIS (as principal underwriter) and each Sub-adviser have also adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio. However, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information.

Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1- 202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

During the past three fiscal years, the aggregate amount of brokerage commissions paid by the Portfolios was as follows:

-------------------------------------------------------------------------------
 PORTFOLIO                      2000            1999            1998
 ---------                      ----            ----            ----
-------------------------------------------------------------------------------
 PPI MFS Capital Opportunities  $1,070,126      $924,763        $642,245
-------------------------------------------------------------------------------
 PPI MFS Emerging Equities      $190,477        $235,932        $332,149
-------------------------------------------------------------------------------
 PPI MFS Research Growth        $878,779        $1,039,086      $984,339
-------------------------------------------------------------------------------
 PPI Scudder International
 Growth                         $1,745,717      $1,665,184      $1,314,765
-------------------------------------------------------------------------------
 PPI T. Rowe Price Growth
 Equity                         $892,312        $813,982        $567,634
-------------------------------------------------------------------------------

The remaining Portfolios had not commenced investment operations during the above periods.

DESCRIPTION OF SHARES

The Articles of Incorporation authorize the Fund to issue one billion shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares. The Directors have classified shares of each of the Portfolios into three classes, two of which are described in this SAI: Service Shares and Adviser Shares.



Each Service Share and Adviser Share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares. Expenses assessed to the Adviser Class are borne exclusively by the Adviser Class pursuant to a 12b-1 Plan adopted for that class, and expenses assessed pursuant to Shareholder Servicing Plans are borne both by the Service and Adviser Classes, respectively. Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board of Directors, including a majority of the non-interested directors. The Adviser Class shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for that class, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Adviser Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Adviser Class shares of a Portfolio shall be offered without a sales charge but shall be subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for the Adviser Class in the amount of .25% (on an annualized basis) of the respective Portfolio's Adviser Class. The Fund may also pay securities dealers, brokers, financial institutions or other industry professionals (individually a "Service Organization" and collectively "Service Organizations") for providing distribution assistance pursuant to a Distribution Services Agreement under the 12b-1 Plan. Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Adviser Class Shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Adviser Class Shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Adviser Class Shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Adviser Class Shares ("Distribution Services"), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Adviser Class Shares.

Adviser Class shares of a Portfolio shall be further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for Adviser Class which shall not initially exceed .25% (on an annual basis) of the average daily net asset value of the respective Portfolio's Adviser Class held by customers of such Service Organizations.

Service Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Service Class shares of a Portfolio shall be offered without a sales charge but shall be subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Service Class which shall not initially exceed .25% (on an annual basis) of the average daily net asset value of the respective Portfolio 's Service Class held by customers of such Service Organizations.

Shareholders of the Adviser Class shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser class shares after the exchange. Shareholders of Service Class shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares.



The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Portfolios are the insurance companies for their separate accounts using the

Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors of the Fund shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

NET ASSET VALUE

Securities of the Portfolios are generally valued by independent pricing services. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or at the last bid price if there has been no sale that day. Short-term debt securities that have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker that is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities.

Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Stock index futures contracts and interest rate futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY--Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

QUALIFICATION OF SEGREGATED ASSET ACCOUNTS--Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES--A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS--The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

PERFORMANCE INFORMATION

Total return of a Portfolio for periods longer than one year is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Portfolio made at the beginning of each period, then calculating the average annual compounded rate of return which would produce the same investment return on the $1,000 investment over the same period. Total return for a period of one year or less is equal to the actual investment return on a $1,000 investment in the Portfolio during that period. Total return calculations assume that all Portfolio distributions are reinvested at net asset value on their respective reinvestment dates.

The performance of the Portfolios is commonly measured as total return. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

P (1 + T) (n) = ERV

Investors should not consider this performance data as an indication of the future performance of any of the Portfolios.

The performance of a Portfolio may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

The Initial Class (I Class) of the following Portfolios commenced operations on November 28, 1997. Calculated according to the above formula, the average annual total returns for I Class of each Portfolio for the one year period ended September 30, 2001 and since inception were as follows:



                                        1 YEAR          SINCE INCEPTION

        PPI MFS Capital Opportunities   -45.00%             3.47%

        MFS Emerging Equities           -53.47%             -5.11%

        PPI MFS Research Growth         -38.30%             0.79%

        PPI Scudder International       -31.01%             8.67%

        PPI T. Rowe Price Growth Equity -28.02%             25.99%

The Adviser Class and Service Class have not commenced operations as of the date of this SAI. The Initial Class is not offered in this SAI.



A Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. The total return for a Portfolio should be distinguished from the rate of return of a corresponding division of the insurance company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Portfolio will only be included in sales literature if comparable performance figures for the corresponding division of the separate account accompany the sales literature. VA and VLI
Contract owners should consult their contract and policy prospectuses, respectively, for further information. Each Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

FINANCIAL STATEMENTS

The Adviser Class and Service Class of each Portfolio have not commenced operations as of the date of this SAI, therefore no financial statements are incorporated by reference into this SAI.

APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING GROUP

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATING SERVICE

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months. R Goldman Sachs* is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                           PORTFOLIO PARTNERS, INC.
                             151 FARMINGTON AVENUE
                       HARTFORD, CONNECTICUT 06156-8962


                          PPI ALGER GROWTH PORTFOLIO
                     PPI ALGER AGGRESSIVE GROWTH PORTFOLIO
                PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO
                       PPI DSI ENHANCED INDEX PORTFOLIO
                 PPI GOLDMAN SACHS/R CAPITAL GROWTH PORTFOLIO*
                      PPI OPCAP BALANCED VALUE PORTFOLIO
                    PPI SALOMON BROTHERS CAPITAL PORTFOLIO
                PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO



                                INITIAL SHARES



         Statement of Additional Information dated: November 13, 2001


This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Initial Shares prospectus for Portfolio Partners, Inc. dated November 13, 2001 (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. The Financial Statements for each Portfolio and the independent auditors' report thereon, included in each Portfolio's Annual Report, are incorporated herein by reference in this SAI. Free copies of the Prospectus and SAI are available upon request by writing to Portfolio Partners, Inc., at the address listed above or by calling 1-800-262-3862.

FOOTNOTE:
----------------------
*Goldman Sachs (An R in a circle) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                               TABLE OF CONTENTS



                                                                PAGE
                                                                ----

Fund History                                                      1

Description of the Fund and Its Investments and Risks             1

Description of Various Securities and Investment Policies and
Practices                                                         4

Futures Contracts and Options on Futures Contracts                21

Risks Associated With Investing in Options, Futures and
Forward Transactions                                              25

Management of the Fund                                            30

Control Persons and Principal Shareholders                        31

Investment Advisory and Other Services                            32

Principal Underwriter                                             34

Brokerage Allocation and Trading Policies                         34

Description of Shares                                             35

Voting Rights                                                     36

Net Asset Value                                                   36

Tax Status                                                        37

Performance Information                                           38

Financial Statements                                              39

Appendix                                                          40

                                 FUND HISTORY

Portfolio Partners, Inc. (the "Fund"), was incorporated in 1997 in Maryland and commenced operations on November 28, 1997.

                            DESCRIPTION OF THE FUND
                         AND ITS INVESTMENTS AND RISKS

The Fund is an open-end management investment company authorized to issue multiple series and classes of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Fund currently has authorized thirteen Portfolios. The following eight Portfolios are offered in this SAI: PPI Alger Growth Portfolio ("PPI Alger Growth"); PPI Alger Aggressive Growth Portfolio ("PPI Aggressive Growth"); PPI Brinson Tactical Asset Allocation Portfolio ("PPI Brinson Tactical Asset Allocation"); PPI DSI Enhanced Index Portfolio ("PPI DSI Enhanced Index"); PPI Goldman Sachs/R Capital Growth Portfolio ("PPI Goldman Sachs/R Capital Growth"); PPI OpCap Balanced Value Portfolio ("PPI OpCap Balanced Value"); PPI Salomon Brothers Investors Value Portfolio ("PPI Salomon Brothers Investors Value"); and PPI Salomon Brothers Capital Portfolio ("PPI Salomon Brothers Capital"). PPI Salomon Brothers Capital is classified as a "non-diversified" fund under the Investment Company Act of 1940 (the "1940 Act"). For more information regarding the classes of shares that are authorized, refer to paragraph "Description of Shares" in this SAI. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus.

The investment policies and restrictions of the Portfolios, set forth below, are matters of fundamental policy for purposes of the 1940 Act, and therefore cannot be changed, with regard to a particular Portfolio, without the approval of a majority of the outstanding voting securities of that Portfolio as defined by the 1940 Act. This means the lesser of: (i) 67% of the shares of a Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of that Portfolio then outstanding are present in person or by proxy; or
(ii) more than 50% of the outstanding voting securities of a Portfolio.

AS A MATTER OF FUNDAMENTAL POLICY, NO PORTFOLIO WILL:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). With respect to PPI Brinson Tactical Asset Allocation and to PPI DSI Enhanced Index, investments in mortgage participations or similar instruments are not subject to this limitation.

3. Issue any senior security (as defined in the 1940 Act), except that (a) a Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act.

4. Borrow money, except that (a) a Portfolio may enter into commitments to purchase securities in accordance with its investment program, including when-issued securities and reverse repurchase agreements, provided (except as set forth below) that the total amount of any such borrowing does not exceed 33-1/3% of the Portfolio's total assets; and (b) a Portfolio may borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made. With respect to PPI Alger Growth and PPI Alger Aggressive Growth, such Portfolios may borrow money in an amount not exceeding 10% of the value of a Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to PPI Alger Growth, PPI Alger Aggressive Growth, PPI OpCap Balanced Value and PPI Goldman Sachs/R Capital Growth, immediately after any borrowing, including reverse repurchase agreements, such

Portfolios will maintain asset coverage of not less than 300 percent with respect to all borrowings. With respect to PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index and PPI Goldman Sachs/R Capital Growth, such Portfolios may borrow up to an additional 5% of their total assets (not including the amount borrowed) for temporary or emergency purposes.

5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

7. Purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Further, this limitation does not apply to PPI Salomon Brothers Investors Value. With respect to PPI Brinson Tactical Asset Allocation and PPI DSI Enhanced Index, this limitation does not apply to municipal securities. With respect to PPI DSI Enhanced Index, the Portfolio will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in its benchmark index. With respect to PPI OpCap Balanced Value, a foreign government is considered to be an industry.

WITH RESPECT TO PPI ALGER GROWTH, PPI ALGER AGGRESSIVE GROWTH, PPI GOLDMAN SACHS/R CAPITAL GROWTH, PPI SALOMON BROTHERS CAPITAL AND PPI SALOMON BROTHERS INVESTORS VALUE ONLY:

8. Purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

WITH RESPECT TO PPI SALOMON BROTHERS INVESTORS VALUE ONLY:

9. With respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

WITH RESPECT TO PPI BRINSON TACTICAL ASSET ALLOCATION, PPI DSI ENHANCED INDEX, PPI GOLDMAN SACHS/R CAPITAL GROWTH AND PPI OPCAP BALANCED VALUE ONLY:

10. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to PPI Brinson Tactical Asset Allocation and PPI DSI Enhanced Index, this limitation shall not apply to securities issued by other investment companies.

WITH RESPECT TO PPI ALGER GROWTH AND PPI ALGER AGGRESSIVE GROWTH ONLY:

11. With respect to 75% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

12. With respect to 100% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

WITH RESPECT TO PPI SALOMON BROTHERS CAPITAL ONLY:

13. With respect to 50% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING RESTRICTIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

A. No Portfolio will invest more than 15% (10% for PPI Alger Growth, PPI Alger Aggressive Growth and PPI Brinson Tactical Asset Allocation) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under, the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. A Sub- adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

B.  No Portfolio will borrow for leveraging purposes.

C. No Portfolio will make short sales of securities, other than short sales "against the box." This restriction does not apply to transactions involving options, futures contracts and related options, and other strategic transactions.

D.  No Portfolio will lend portfolio securities.

With respect to PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index and PPI OpCap Balanced Value only:

E. No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

WITH RESPECT TO PPI ALGER GROWTH, PPI ALGER AGGRESSIVE GROWTH, PPI BRINSON TACTICAL ASSET ALLOCATION AND PPI DSI ENHANCED INDEX ONLY:

F. No Portfolio will purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

WITH RESPECT TO PPI ALGER GROWTH, PPI ALGER AGGRESSIVE GROWTH, PPI OPCAP BALANCED VALUE, PPI SALOMON BROTHERS CAPITAL AND PPI SALOMON BROTHERS INVESTORS VALUE ONLY:

G. No Portfolio will invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in securities of companies that invest in or sponsor those programs.

WITH RESPECT TO PPI ALGER GROWTH, PPI ALGER AGGRESSIVE GROWTH, PPI BRINSON TACTICAL ASSET ALLOCATION, PPI DSI ENHANCED INDEX, PPI GOLDMAN SACHS/R CAPITAL GROWTH AND PPI OPCAP BALANCED VALUE ONLY:

H. No Portfolio will purchase portfolio securities while borrowings (excluding covered mortgage dollar rolls where applicable) in excess of 5% of its total assets are outstanding.

WITH RESPECT TO PPI ALGER GROWTH AND PPI ALGER AGGRESSIVE GROWTH ONLY:

I. No Portfolio will write or sell puts, calls, straddles, spreads or combinations thereof.

J. No Portfolio will invest more than 5% of its net assets in warrants (valued at the lower of cost or market), of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

WITH RESPECT TO PPI BRINSON TACTICAL ASSET ALLOCATION AND PPI DSI ENHANCED INDEX ONLY:

K. With respect to fundamental policy number 10 above, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

GENERAL. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. If the value of a Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

With respect to fundamental policy number 7, industry classifications of domestic issuers for all Portfolios, except for those listed below, are determined in accordance with the current Directory of Companies Filing Annual Reports with the Securities and Exchange Commission. Industry classifications of foreign issuers for the Portfolios are based on data provided by Bloomberg L.P. and other industry data sources. All industry classifications for PPI OpCap Balanced Value have been selected by OpCap Advisors ("OpCap"), the Sub-adviser for that Portfolio. OpCap believes the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. The industry classifications selected by OpCap may be changed from time to time to reflect changes in the marketplace.

DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

INVESTMENT POLICIES AND PRACTICES OF SPECIFIC PORTFOLIOS

PPI BRINSON TACTICAL ASSET ALLOCATION-- The Portfolio seeks to achieve its objective by using the Tactical Allocation Model (the "Model"), a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30- day U.S. Treasury bills.

The Portfolio seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. The Sub-adviser allocates the Portfolio's assets based on the Model's quantitative assessment of the projected rates of return for each asset class. The Model attempts to track the S&P 500 Index in periods of strongly positive market performance but attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downtown in stock prices or significant loss in value.

The basic premise of the Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors, including the current price of stocks and their expected future dividends and the yield-to-maturity of the one-year U.S. Treasury bill. When the stock market's ERP is high, the Model signals the Portfolio to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the Portfolio to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the Portfolio's assets. The Model will recommend either bonds (five-year U.S. Treasury notes) or cash (30-day Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This bond risk premium ("BRP") is calculated based on the yield-to-maturity of the five-year U.S. Treasury note and the one-year U.S. Treasury bill.

The Portfolio deviates from the recommendations of the Model only to the extent necessary to maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay Portfolio operating expenses, dividends and other distributions on its shares and to meet anticipated redemptions of shares.

In its stock portion, the Portfolio attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index. Securities in the S&P 500 Index are selected, and may change from time to time, based on a statistical analysis of such factors as the issuer's market capitalization (the S&P 500 Index emphasizes large capitalization stocks), the security's trading activity and its adequacy as a representative of stocks in a particular industry section. The Portfolio's investment results for its stock portion will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from purchases and redemptions of Portfolio shares that may occur daily, as well as from expenses borne by the Portfolio. Instead, the Portfolio attempts to achieve a correlation of at least 0.95 between the performance of the Portfolio's stock portion, before the deduction of operating expenses, and that of the S&P 500 Index (a correlation of 1.00 would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the S&P 500 Index). The S&P 500 Index can include U.S. dollar denominated equity securities of foreign issuers, and the Portfolio invests in those securities to the extent needed to track the performance of the S&P 500 Index.

For its bond investments, the Portfolio seeks to invest in U.S. Treasury notes having five years remaining until maturity at the beginning of the calendar year when the investment is made. However, if those instruments are not available at favorable prices, the Portfolio may invest in U.S. Treasury notes with either remaining maturities as close as possible to five years or overall durations that are as close as possible to the duration of the five-year U.S. Treasury notes.

Similarly, for its cash investments, the Portfolio seeks to invest in U.S. Treasury bills with remaining maturities of 30 days. However, if those instruments are not available at favorable prices, the Portfolio may invest in U.S. Treasury bills that have either remaining maturities as close as possible to 30 days or overall durations that are as close as possible to the duration of 30-day U.S. Treasury bills. The Portfolio may hold U.S. Treasury bills that mature prior to the first business day of the following month when the Sub-adviser determines the monthly asset allocation of the Portfolio's assets based on the Model's recommendation. If, in the Sub-adviser's judgment, it is not practicable to reinvest the proceeds in U.S. Treasury bills, the Sub-adviser may invest the Portfolio's cash assets in securities with remaining maturities of 30 days or less that are issued or guaranteed by U.S. government agencies or instrumentalities and in repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Asset reallocations are made, if required, on the first business day of each month. In addition to any reallocation of assets directed by the Model, any material amounts resulting from appreciation or receipt of dividends, other distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to establish the Model's recommended asset mix. Any cash maintained to pay Portfolio operating expenses, pay dividends and other distributions and to meet share redemptions is invested on a daily basis. The Portfolio may (but is not required to) use options and futures and other derivatives to effect all or part of an asset reallocation by adjusting the Portfolio's exposure to the different asset classes.

PPI DSI ENHANCED INDEX-- The Portfolio invests primarily in a selection of common stocks that are included in the S&P 500 Index and weights its holdings of individual stocks based on the Sub-adviser's proprietary Enhanced 500 strategy. The Portfolio normally invests in approximately 250 to 500 stocks. Relative to the stock weightings in the

S&P 500 Index, the Portfolio overweights stocks that the model ranks positively and underweights stocks that the model ranks negatively. Generally, the Portfolio gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

The Portfolio seeks to control the risk of its portfolio by maintaining an overall close correlation of at least 95% between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this close correlation, the Portfolio gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the Portfolio. The Portfolio also considers relative industry sector weighting and market capitalization.

The Sub-adviser monitors the Portfolio's performance relative to the S&P 500 Index at least weekly. At least monthly, the Sub-adviser reviews the Portfolio's stock holdings and rebalances the Portfolio's securities by increasing the weightings of the stocks that are more highly ranked by its model and reducing the weightings of the lower ranked stocks. If appropriate, the Sub-adviser also buys or sells stocks for the Portfolio to reflect the revised rankings.

Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stocks that are included in the S&P 500 Index and usually invests a higher percentage of its total assets in these securities. For liquidity and cash management purposes, the Portfolio may invest up to 35% of its total assets in short-term investment grade bonds and money market instruments, although it expects these investments usually to represent a much smaller portion of its total assets. The Portfolio may invest in U.S. dollar denominated foreign securities that are included in the S&P 500 Index and traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

PPI GOLDMAN SACHS/R CAPITAL GROWTH-The Portfolio is managed using a growth equity oriented approach. Equity securities for this Fund are selected based on their prospects for above average growth. Goldman Sachs Asset Management ("GSAM") will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. PPI Goldman Sachs/R Capital Growth will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

PPI OPCAP BALANCED VALUE-- In selecting equity investments for the Portfolio, the Sub-adviser currently uses a value investing style. In using a value approach, the Sub-adviser seeks stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Portfolio will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock. Using value investing requires research as to the issuer's underlying financial condition and prospects. While there are a variety of measures that can be used to identify these securities, the Sub-adviser looks primarily at the issuer's price/earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.

PPI SALOMON BROTHERS CAPITAL-- In seeking capital appreciation, the Portfolio may purchase securities of seasoned issuers, relatively smaller and new companies as well as in new issuers and may be subject to wide fluctuations in market value. Portfolio securities may have limited marketability or may be widely and publicly traded. The Portfolio will not concentrate its investments in any particular industry.

To meet operating expenses, to serve as collateral in connection with certain investment techniques and to meet anticipated redemption requests, the Portfolio generally holds a portion of its assets in short-term fixed income securities (government obligations or investment grade debt securities) or cash or cash equivalents. Short-term investments also may include repurchase agreements with banks or brokers-dealers. When the Sub-adviser deems it appropriate, for temporary defensive purposes, the Portfolio may invest without limitation in investment grade fixed-income securities or hold assets in cash or cash equivalents. Investments in such investment grade fixed- income securities may also be made for the purpose of capital appreciation, as in the case of purchases of bonds traded at a substantial discount or when the Sub-adviser believes interest rates may decline. There is no limit on the amount of the Portfolio's assets that can be invested in convertible securities rated below investment grade.

As a hedge against either a decline in the value of the securities included in the Portfolio's securities, or against an increase in the price of the securities which it plans to purchase, or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain, the Portfolio may use all of the investment strategies referred to under "Hybrid Instruments." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, the CFTC and the federal income tax requirements applicable to regulated investment companies.

The Portfolio is classified as a "non-diversified" fund under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The Portfolio, however, intends to comply with the diversification requirements imposed by the Code in order to continue to qualify as a regulated investment company. To the extent the Portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified fund and may be subject to greater risk of loss with respects to its portfolio securities.

PPI SALOMON BROTHERS INVESTORS VALUE-- The Portfolio maintains a carefully selected portfolio of securities diversified among industries and companies. The Portfolio may invest up to 25% of its net assets in any one industry. The Portfolio generally purchases marketable securities, primarily those traded on the NYSE or other national securities exchanges, but also issues traded in the over-the-counter market. As a hedge against either a decline in the value of securities included in the Portfolio or against an increase in the price of securities which it plans to purchase or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain, the Portfolio may use all of the various investment strategies referred to under "Hybrid Investments." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, the CFTC and the federal income tax requirements applicable to regulated investment companies.

INVESTMENT POLICIES, PRACTICES AND VARIOUS SECURITIES IN GENERAL

U.S. GOVERNMENT SECURITIES-Each Portfolio may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. Government agencies or instrumentalities in which a Portfolio may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Portfolios will invest in securities of U.S. government agencies or instrumentalities only if the Sub-Adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

The Portfolios also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

CUSTODIAL RECEIPTS-PPI Goldman Sachs/R Capital Growth may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts are known by various names, including "Treasury Receipts," Treasury Investors Growth Receipts ("TIGRs"), and "Certificates of Accrual on Treasury Receipts ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

BANK OBLIGATIONS-Each Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

LOAN PARTICIPATIONS-PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in loan participations, subject to the Portfolios' limitation on investments in illiquid investments. A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan. No more than 5% of a Portfolio's net assets may be invested in loan participations with the same borrower. The issuing financial institution may have no obligation to a Portfolio other than to pay such Portfolio the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, a Portfolio could experience a reduction in its income. The value of that loan participation might also decline. If the issuing financial institution fails to perform its obligation under the participation agreement, the Portfolio might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

"WHEN-ISSUED" SECURITIES--Each Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, a Portfolio will take delivery of such securities. When a Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of a Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a Portfolio determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for "when-issued" or "forward delivery" securities, a Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

PREFERRED SECURITIES-PPI Goldman Sachs/R Capital Growth and PPI OpCap Balanced Value may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non- compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

CONVERTIBLE SECURITIES-- Each Portfolio may invest in convertible securities. Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, each Sub-adviser will give primary emphasis to the attractiveness of the underlying common stock. Convertible debt securities are equity investments for purposes of each Portfolio's investment policies.

CORPORATE ASSET-BACKED SECURITIES-PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.

REPURCHASE AGREEMENTS--Each of the Portfolios may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Sub-adviser has determined to be of comparable creditworthiness. The securities that a Portfolio purchases and holds through its agent are U.S. Government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Portfolio will have the right to liquidate the securities. If, at the time a Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Portfolio only enters into repurchase agreements after its Sub-adviser has determined that the seller is creditworthy, and the Sub-adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

REVERSE REPURCHASE AGREEMENTS-PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index and PPI Goldman Sachs/R Capital Growth may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Portfolio's outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

SEGREGATED ACCOUNTS-- When a Portfolio enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.

FLOATING AND VARIABLE RATE INSTRUMENTS-- PPI Alger Growth, PPI Alger Aggressive Growth, PPI Goldman Sachs/R Capital Growth, PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in floating rate and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. A Sub-adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Portfolio will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that and issuer of such instruments were to default on its payment obligations, a Portfolio might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

RESTRICTED SECURITIES-Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board of Directors (or the fund 's adviser acting subject to the board 's supervision) determines that the securities are in fact liquid. The Board of Directors has delegated its responsibility to fund management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Directors' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.

REAL ESTATE INVESTMENT TRUSTS (REITS)-PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986 (the "Code"). A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

FOREIGN SECURITIES--Each Portfolio (except PPI DSI Enhanced Index) may invest in foreign securities (and foreign currencies) as described in the Prospectus. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities. As a result of its investments in foreign securities, a Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where a Sub-adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-adviser anticipates, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by a Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received. For each of PPI Alger Growth, PPI Alger Aggressive Growth, PPI Salomon Brothers Capital, PPI Salomon Brothers Investors Value, PPI Goldman Sachs/R Capital Growth, the Portfolios may invest up to 20%, 20%, 20%, 20% and 10%, respectively, in foreign securities.


AMERICAN DEPOSITARY RECEIPTS--Each Portfolio may invest in ADRs, which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs)--Each Portfolio (except PPI Alger Growth, PPI Alger Aggressive Growth and PPI DSI Enhanced Index) may invest in PFICs. Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Portfolios are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Portfolio's assets may be invested in such securities

INVESTMENT IN OTHER INVESTMENT COMPANIES-- PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index, PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors may invest in securities of other investment companies, subject to limitations under the 1940 Act. Among other things, these limitations currently restrict the Portfolios' aggregate investments in other investment companies to no more than 10% of a Portfolio's total assets. A Portfolio's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those funds. At the same time, the Portfolios would continue to pay their own management fees and expenses with respect to all their investments, including the securities of other investment companies. The Portfolios may invest in the shares of other investment companies when, in the judgment of the Sub-advisers, the potential benefits of the investment outweigh the payment of any management fees and expenses.

EXCHANGE TRADED FUNDS (ETFS)--These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. PPI Goldman Sachs/R Capital Growth, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

WARRANTS--Each Portfolio (except PPI DSI Enhanced Index) may acquire warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

ZERO COUPON, DEFERRED INTEREST AND PIK BONDS--Fixed income securities that PPI Goldman Sachs/R Capital Growth, PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

RISK OF INVESTING IN LOWER RATED FIXED-INCOME SECURITIES--Certain of the Portfolios may invest in lower rated fixed-income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA, Investors Service ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

A Portfolio may also invest in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody's or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality. No minimum rating standard is required by the Portfolios. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. High-yield, below investment grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Sub-adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market. For a description of the rating categories described above, see the attached Appendix.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a "call option" and redeems the security during a time of declining interest rates, a Portfolio may receive a capital loss on its investment if the security was purchased at a premium and a Portfolio may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Portfolio.

While a Sub-adviser may refer to ratings issued by established credit rating agencies, it is not the Portfolios' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Sub- adviser's own independent and ongoing review of credit quality. To the extent a Portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Sub-adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above. For each of PPI OpCap Balanced Value and PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value, the Portfolios may invest up to 25%, 20% and 20%, respectively, in lower rated fixed-income securities.

SHORT SALES AGAINST THE BOX-Each Portfolio (except PPI OpCap Balanced Value) may make short sales "against the box," i.e., when a security identical to one owned by these Portfolios is borrowed and sold short. If a Portfolio enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. A Portfolio will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

MORTGAGE-RELATED SECURITIES-PPI Goldman Sachs/R Capital Growth, PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in mortgage-related securities. A mortgage- related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

Agency-Mortgage-Related  Securities:  The  dominant  issuers or  guarantors  of
-----------------------------------
mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FeDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Funds. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Portfolios consider GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of each Portfolio's investment policies.

Privately  Issued  Mortgage-Related  Securities:   Mortgage-related  securities
-----------------------------------------------
offered by private issuers include pass- through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Funds limit their investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Portfolios may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Funds will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

Additional  Risk  Factors:  Due  to  the  possibility  of  prepayments  of  the
-------------------------
underlying mortgage instruments, mortgage- backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a Fund may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

HYBRID INSTRUMENTS-PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may invest in hybrid instruments. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

SWAPS, CAPS, FLOORS AND COLLARS--Among the transactions into which PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Sub-adviser. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

OPTIONS ON SECURITIES-PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index, PPI Goldman Sachs/R Capital Growth, PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may purchase and write (sell) call and put options on securities. A Portfolio may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its Portfolio. A Portfolio may also write
combinations  of  put  and  call  options  on  the  same  security,   known  as
"straddles." Such transactions can generate additional premium income but also present increased risk.

A Portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Portfolio wants to purchase at a later date. A Portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by a Portfolio is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if a Portfolio holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. If a put option is sold by a Portfolio, the Portfolio will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Portfolio maintains in a segregated account with the custodian, liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit a Portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account. Such transactions permit a Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to

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

be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a Portfolio, provided that another option on such security is not sold. If the Portfolio desires to sell a particular security from its portfolio on which it has sold a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

A Portfolio may sell options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then sell a call option against that security. The exercise price of the call a Portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

A Portfolio may also sell combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By entering into a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By selling a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by a Portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

In certain instances, a Portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options, grant the purchaser the right to purchase (in the case of a "call"), or sell (in the case of a "put"), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous to the Portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

OPTIONS ON STOCK INDICES-PPI Brinson Tactical Asset Allocation, PPI DSI Enhanced Index, PPI Goldman Sachs/R Capital Growth, PPI OpCap Balanced Value, PPI Salomon Brothers Capital and PPI Salomon Brothers Investors Value may purchase and sell call and put options on stock indices. A Portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect the Portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although a Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs, although PPI Scudder International Growth may sell options on securities indices only to close out open positions.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

A Portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its Portfolio. When a Portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the

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

call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. A Portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian, or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

A Portfolio will receive a premium from selling a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Portfolio has sold a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By selling a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

A Portfolio may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Each Portfolio (except PPI Alger Growth and PPI Alger Aggressive Growth) may engage in the following types of transactions:

FUTURES CONTRACTS--The Portfolios may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a Portfolio's current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield ("speculation").

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be "exercised" at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable--a process known as "marking to the market."

Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, a Portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian, liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

OPTIONS ON FUTURES CONTRACTS--Each Portfolio (except PPI Alger Growth and PPI Alger Aggressive Growth) may purchase and sell options to buy or sell futures contracts in which they may invest ("options on futures contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by a Portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on futures contracts that are sold or purchased by a Portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

A Portfolio may sell call options on futures contracts only if it also (a) purchases the underlying futures contract, (b) owns the instrument, or instruments included in the index, underlying the futures contract, or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. A Portfolio may sell put options on futures contracts only if it also (A) sells the underlying futures contract, (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with it its custodian. Upon the exercise of a call option on a futures contract sold by a Portfolio, the Portfolio will be required to sell the underlying futures contract which, if the Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract which, if the Portfolio has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option the Portfolio has sold is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

A Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

FORWARD CONTRACTS ON FOREIGN CURRENCY-- Each Portfolio (except PPI Alger Growth and PPI Alger Aggressive Growth) may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Portfolio intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Portfolio seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. The Portfolio also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Portfolio may enter into forward contracts for "cross hedging" purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, a Portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Portfolio's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

A Portfolio will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, a Portfolio may purchase a given foreign currency through a forward contract if, in the judgment of the Sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Portfolio may sell the currency through a forward contract if the Sub- adviser believes that its value will decline relative to the dollar.

A Portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted.

A Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities.

OPTIONS ON FOREIGN CURRENCIES--Each Portfolio (except PPI Alger Growth and PPI Alger Aggressive Growth) may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S SECURITIES--A Portfolio's abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio's securities. In the case of futures and options based on an index, the Portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a Portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the Portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Portfolio has a position and the portfolio securities the Portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Portfolio's portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, a Portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a Portfolio's holdings. When a Portfolio sells an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Portfolio's overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that a Portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A Portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Portfolio may not fully protect it against risk of loss and, in any event, the Portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

A Portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Portfolio with two simultaneous premiums on the same security, but involve additional risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET--Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a Portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a Portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN--Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Portfolio or decreases in the prices of securities or other assets the Portfolio intends to acquire. Where a Portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

TRADING AND POSITION LIMITS--The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Portfolios.

RISKS OF OPTIONS ON FUTURES CONTRACTS--The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES-- Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Portfolio to respond to such events in a timely manner.

Settlements of exercises of over the counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike transactions entered into by a Portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over the counter options on securities are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over the counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over the counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over the counter contracts, and the Portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over the counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into an over the counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-adviser.

Options on securities, options on stock indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over the counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing
Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over the counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS--In order to assure that a Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that a Portfolio enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets after taking into account unrealized profits and losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The staff of the SEC has taken the position that over the counter options and assets used to cover sold over the counter options are illiquid and, therefore, together with other illiquid securities held by a Portfolio, cannot exceed 15% of a Portfolio's assets (the "SEC illiquidity ceiling"). Although the Sub-advisers may disagree with this position, each Sub-adviser intends to limit the Portfolios' selling of over the counter options in accordance with the following procedure. The contracts a Portfolio has in place with such primary dealers provide that the Portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Portfolio may also sell over the counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio's investment objective.

TEMPORARY DEFENSIVE POSITIONS--During periods of unusual market conditions when a Sub-adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a Portfolio may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, obligations of banks with assets of $1 billion or more (including certificates of deposit, bankers' acceptances and repurchase agreements), commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. PPI Brinson Tactical Asset Allocation also may invest in other investment companies that invest exclusively in money market instruments for temporary defensive purposes.

PPI Alger Growth may invest up to 35% of its total assets in equity securities of companies that, at the time of the purchase, have total market capitalization of less than $10 billion and in excess of that amount (up to 100% of its assets) during temporary defensive periods. PPI Alger Aggressive Growth may invest up to 35% of its total assets in equity securities of companies that, at the time of the purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

MANAGEMENT OF THE FUND

The investments and administration of the Fund are under the direction of the Board of Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below.

                                                PRINCIPAL OCCUPATION(S) DURING
                                                 PAST FIVE YEARS (AND POSITIONS
                                                  HELD WITH AFFILIATED PERSONS
                              POSITION(S) HELD    OR PRINCIPAL UNDERWRITER OF
NAME, ADDRESS AND BIRTH DATE     WITH FUND                 THE FUND)
----------------------------  ----------------   ------------------------------

Laurie M. Tillinghast, CFP*   Director and       Vice President, Aetna Life
151 Farmington Avenue         President          Insurance and Annuity Company,
Hartford, Connecticut                            1998 to present; Vice
05/12/52                                         President, Aetna Retirement
                                                 Services, Fund Strategy and
                                                 Management, 1995 to 1998.

John V. Boyer                 Director           Executive Director, The Mark
63 Penn Drive                                    Twain House Museum, 1989 to
West Hartford, Connecticut                       present.
07/19/53

Richard A. Johnson            Director           Retired for more than five
24 Sulgrave Road                                 years.
West Hartford, Connecticut
03/22/36

Philip M. Markert             Director           Retired for more than five
164 Calhoun Street                               years.
Washington, Connecticut
06/22/38

Martin T. Conroy*             Vice President,    Vice President and Assistant
151 Farmington Avenue         Chief Financial    Treasurer, Aetna Life
Hartford, Connecticut         Officer and        Insurance and Annuity Company,
01/11/40                      Treasurer          1992 to present,  Aetna
                                                 Investment Services, LLC, 1996
                                                 to present, Aetna Retirement
                                                 Holdings, Inc., 1997 to
                                                 present, and Aetna Insurance
                                                 Company of America, 1999 to
                                                 present; Vice President, Aetna
                                                 Retirement Services, Inc.,
                                                 1999 to present.

Jeffrey J. Gaboury            Assistant          Director, Reporting and
200 Clarendon Street          Treasurer          Compliance, Investors Bank &
Boston, Massachusetts                            Trust Company, 1996 to
10/23/68                                         present.

Susan C. Mosher               Secretary          Senior Director, Mutual Fund
200 Clarendon Street                             Administration - Legal
Boston, Massachusetts                            Administration, Investors Bank
01/29/55                                         & Trust Company, 1995 to
                                                 present.

J. Neil McMurdie              Assistant          Counsel, Aetna Life Insurance
151 Farmington Avenue         Secretary          and Annuity Company, 1998 to
Hartford, Connecticut                            present; Associate Counsel and
10/29/57                                         Assistant Vice President, GE
                                                 Financial Assurance and
                                                 subsidiaries, 1993 to 1998.

Chrystie Boucree Ritter       Assistant          Associate Counsel, Mutual Fund
200 Clarendon Street          Secretary          Administration - Legal
Boston, MA                                       Administration, Investors Bank
04/25/72                                         & Trust Company, June 2001 to
                                                 present; Legal Product
                                                 Specialist, Zurich Scudder
                                                 Investments, Inc, 1998-2000;
                                                 Associate, Goulston & Storrs,
                                                 1997-1998; Student, Boston
                                                 College Law School, 1994-1997.

*Interested person as defined by the 1940 Act.

Members of the Board of the Directors who are also directors, officers or employees of Aetna Life Insurance and Annuity Company, ("Aetna"), or its affiliates are not entitled to any compensation from the Fund. Members of the Board of Directors who are not affiliated with Aetna or its affiliates are entitled to receive an annual retainer of $20,000 for service on the Board. In addition, each such member will receive a fee of $2,500 per meeting for each regularly scheduled Board meeting; $2,500 for each in-person Contract Committee meeting on any day on which a regular board meeting is not scheduled; and $1,500 for each in-person committee meeting, other than a Contract Committee meeting, on any day on which a regular Board meeting is not scheduled. A Committee Chairperson fee of $1,500 each will be paid to the Chairperson of the Valuation, Audit and Contract Committees. All of the above fees are to be paid proportionately by each Portfolio based on the net assets of the Portfolios as of the previous December 31.

The following table describes the compensation received by the Directors of the Fund for the fiscal year ended December 31, 2000.

COMPENSATION TABLE

                                                   TOTAL COMPENSATION FROM FUND
                          AGGREGATE COMPENSATION     AND FUND COMPLEX PAID TO
NAME OF PERSON, POSITION        FROM FUND                   DIRECTORS
------------------------        ---------                   ---------

John V. Boyer, Director          $36,500                     $36,500

Richard A. Johnson, Director     $36,500                     $36,500

Philip M. Markert, Director      $36,500                     $36,500

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Portfolios have not commenced operations as of the date of this SAI, therefore the Portfolios do not have any principal shareholders or control persons.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT. Under the Investment Advisory Agreement and subject to the direction of the Board of Directors of the Fund, Aetna has responsibility, among other things, to (i) select the securities to be purchased, sold or exchanged by each Portfolio, and place trades on behalf of each Portfolio, or delegate such responsibility to one or more Sub-advisers;
(ii) supervise all aspects of the operations of the Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or subcustodians of each Portfolio's securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each Sub-adviser for the Portfolios and the Sub-advisers' compliance programs to ensure that the Portfolio's assets are invested in compliance with the Sub-advisory Agreement and the Portfolio's investment objectives and policies as adopted by the Board and described in the most current effective amendment to the registration statement for the Portfolio, as filed with the Commission under the 1933 Act and the 1940 Act ("Registration Statement"); (v) allocate Portfolio assets among the Sub-advisers; (vi) review all data and financial reports prepared by each Sub-adviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vii) establish and maintain regular communications with each Sub-adviser to share information it obtains with each Sub-adviser concerning the effect of developments and data on the investment program maintained by the Sub-adviser; (viii) oversee all matters relating to the offer and sale of the Portfolios' shares, the Fund's corporate governance, reports to the Board, contracts with all third parties on behalf of the Portfolios for services to the Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Portfolios' operations; and (ix) take other actions that appear to Aetna and the Board to be necessary.

The Investment Advisory Agreement provides that Aetna shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Portfolio, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Fund who are employees of Aetna or an affiliated entity and any salaries and employment benefits payable to those persons.

The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Fund or of Aetna, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of that Portfolio, or (iii) Aetna. The Investment Advisory Agreement terminates automatically in the event of assignment.

SUB-ADVISORY AGREEMENTS. The Fund's Board of Directors approved sub-advisory agreements ("Sub-advisory Agreements") between Aetna and Fred Alger Management, Inc. (Alger) with respect to PPI Alger Growth Portfolio and PPI Alger Aggressive Growth Portfolio; between Aetna and Brinson Advisers, Inc. (Brinson) with respect to PPI Brinson Tactical Asset Allocation Portfolio; between Aetna and DSI International Management, Inc. (DSI) with respect to PPI DSI Enhanced Index Portfolio; between Aetna and Goldman Sachs Asset Management (Goldman Sachs) with respect to PPI Goldman Sachs/R Capital Growth Portfolio; between Aetna and OpCap Advisors (OpCap) with respect to PPI OpCap Balanced Portfolio; between Aetna and Salomon Brothers Asset Management, Inc. (Salomon Brothers) with respect to PPI Salomon Brothers Investors Value Portfolio and PPI Salomon Brothers Capital Portfolio. Each Sub-advisory Agreement remains in effect from year-to-year if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" of the Fund, Aetna or any Sub-adviser, in person, at a meeting called for that purpose. Each Sub-advisory Agreement may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of the respective Portfolio, (iii) Aetna, or (iv) the relevant Sub-adviser. Each Sub- advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with Aetna.

Under each Sub-advisory Agreement, the Sub-adviser supervises the investment and reinvestment of cash and securities comprising the assets of the Portfolios. Each Sub-advisory Agreement also directs the Sub-adviser to (a) determine the securities to be purchased or sold by the Portfolios, and (b) take any actions necessary to carry out its investment sub-advisory responsibilities.

Each Sub-adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

As compensation, Aetna pays each Sub-adviser a monthly fee as described below. Aetna has certain obligations under the Sub-advisory Agreements and retains overall responsibility for monitoring the investment program maintained by the Sub-adviser for compliance with applicable laws and regulations and each Portfolio's respective investment objectives. In addition, Aetna will consult with and assist the Sub-adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by the Sub-advisers to the Fund's Board of Directors.

  PPI Alger Growth....................  .40% on the first $150 million
  PPI Alger Aggressive Growth (assets   .35% on the next $350 million
  of both Portfolios will be combined)  .30% on the next $500 million
                                        .25% over $1 billion

  PPI Brinson Tactical Asset            .50% on the first $100 million
  Allocation..........................  .48% on the next $150 million
                                        .43% on the next $250 million
                                        .38% over $500 million

  PPI DSI Enhanced Index..............  .30% on the first $100 million
                                        .25% on the next $150 million
                                        .20% over $250 million

  PPI Goldman Sachs/R Capital Growth..  .45% on the first $150 million
                                        .40% on the next $200 million
                                        .35% over $350 million

  PPI OpCap Balanced Value............  .40% on the first $100 million
                                        .30% thereafter

  PPI Salomon Brothers Investors Value  .43% on the first $100 million
                                        .40% on the next $100 million
                                        .35% on the next $300 million
                                        .32% on the next $250 million
                                        .30% on the next $250 million
                                        .25% over $1 billion

  PPI Salomon Brothers Capital........  .50% on the first $100 million
                                        .45% on the next $100 million
                                        .40% on the next $200 million
                                        .35% over $400 million

THE ADMINISTRATIVE SERVICES AGREEMENT. Pursuant to an Administrative Services Agreement, between the Fund and Aetna, Aetna has agreed to provide all administrative services in support of the Portfolios and is responsible for the supervision of the Fund's other service providers. The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice. As compensation for its services, Aetna receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio as follows:

PORTFOLIO                               FEE
---------                               ---
PPI Alger Growth                        0.20%
PPI Alger Aggressive Growth             0.20%
PPI Brinson Tactical Asset Allocation   0.20%
PPI DSI Enhanced Index                  0.20%
PPI Goldman Sachs/R Capital Growth      0.20%
PPI OpCap Balanced Value                0.20%
PPI Salomon Brothers Capital            0.20%
PPI Salomon Brothers Investors Value    0.20%

CUSTODIAN AND TRANSFER AGENT. Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts, serves as custodian of the assets of the Fund and transfer agent for the Fund. Investors Bank does not participate in determining the investment policies of a Portfolio or in deciding which securities are purchased or sold by a Portfolio.

INDEPENDENT AUDITORS. KPMG LLP, 99 High Street, Boston, Massachusetts 02110 serves as independent auditors to the Fund. KPMG LLP provides audit services, assistance and consultation in connection with SEC filings.

PRINCIPAL UNDERWRITER

The Fund has entered into an Underwriting Agreement (the "Agreement") pursuant to which Aetna Investment Services, LLC ("AIS"), 151 Farmington Avenue, Hartford, Connecticut 06156, a subsidiary of Aetna, as agent, serves as principal underwriter for the continuous offering of shares of the Portfolios. The Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of AIS, or the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. The Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or AIS or by vote of holders of a majority of a Portfolio's shares without the payment of any penalty. The Underwriter has agreed to use its best efforts to solicit orders for the purchase of shares of all the Portfolios, although it is not obligated to sell any particular amount of shares. AIS shall be responsible for any costs of printing and distributing prospectuses and SAIs necessary to offer and sell the shares, and such other sales literature, reports, forms and advertisements as it elects to prepare. The Fund shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC. AIS does not receive compensation for providing services under the Agreement.

BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the direction of the Directors, Aetna and the Sub-advisers have responsibility for making the Portfolios' investment decisions, for effecting the execution of trades for the Portfolios and for negotiating any brokerage commissions thereof. It is the policy of Aetna and the Sub-advisers to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, Aetna and the Sub-advisers may place a Portfolio's transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser or Sub-advisers, will lead to the best overall quality of execution for the Portfolio.

Aetna and the Sub-advisers may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Portfolios. These services may benefit the Adviser and/or advisory clients other than the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. Aetna and the Sub-advisers may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aetna's and the Sub-advisers' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When either Aetna or the Sub-advisers believe that more than one broker can provide best execution, preference may be given to brokers who provide additional services to Aetna or the Sub-advisers.

Consistent with securities laws and regulations, Aetna and the Sub-advisers may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non- commission payments. Aetna's and the Sub-advisers' judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aetna's and the Sub-advisers' opinion as to which services and which means of payment are in the long-term best interests of a Portfolio. The Portfolios may effect brokerage transactions in portfolio securities through affiliates of Aetna and/or the Sub-advisers. When a Portfolio enters into a transaction with any such person, the transaction will comply with Rule 17e-1 under the 1940 Act and the policies and procedures adopted by the Board of Directors pursuant to Rule 17e-1. Certain officers of Aetna and the Sub-advisers also manage their own securities portfolios and those of their affiliates. Further, Aetna also acts as an investment adviser to other client accounts, and the Sub-advisers also act as investment adviser to other investment companies registered under the 1940 Act and other client accounts.

To the extent Aetna or the Sub-advisers desire to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated, and allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

The Board of Directors has adopted a policy allowing trades to be made between a Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain noninvestment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised by Aetna or by one of the Sub-advisers. The Board of Directors, Aetna (as Adviser) and AIS (as principal underwriter) and each Sub-adviser have also adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio. However, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information.

Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1- 202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained,
         ------------------
upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.
                          ------------------


DESCRIPTION OF SHARES

The Articles of Incorporation authorize the Fund to issue one billion shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares. The Directors have classified shares of each of the Portfolios into three classes of which the Initial Shares is offered in this SAI.

Each Initial Share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects to other classes of shares, except for the impact of expenses, voting, exchange privileges and the designation of each class of shares of a Portfolio. Any incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board of Directors, including a majority of the non-interested directors.

Initial Class shares of a Portfolio are intended for distribution networks including non-qualified annuity contracts and qualified retirement plans offered through an annuity contract. Initial Class shares of a Fund shall be offered without a sales charge, a shareholder servicing fee or a distribution fee.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.


VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors of the Fund shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

NET ASSET VALUE

Securities of the Portfolios are generally valued by independent pricing services. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or at the last bid price if there has been no sale that day. Short-term debt securities that have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker that is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities.

Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Stock index futures contracts and interest rate futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY--Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

QUALIFICATION OF SEGREGATED ASSET ACCOUNTS--Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES--A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS--The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

PERFORMANCE INFORMATION

Total return of a Portfolio for periods longer than one year is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Portfolio made at the beginning of each period, then calculating the average annual compounded rate of return which would produce the same investment return on the $1,000 investment over the same period. Total return for a period of one year or less is equal to the actual investment return on a $1,000 investment in the Portfolio during that period. Total return calculations assume that all Portfolio distributions are reinvested at net asset value on their respective reinvestment dates.

The performance of the Portfolios is commonly measured as total return. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

P (1 + T) (n) = ERV

Investors should not consider this performance data as an indication of the future performance of any of the Portfolios.

The performance of a Portfolio may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

A Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. The total return for a Portfolio should be distinguished from the rate of return of a corresponding division of the insurance company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Portfolio will only be included in sales literature if comparable performance figures for the corresponding division of the separate account accompany the sales literature. VA and VLI
Contract owners should consult their contract and policy prospectuses, respectively, for further information. Each Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

FINANCIAL STATEMENTS

The Portfolios have not commenced operations as of the date of this SAI, therefore no financial statements are incorporated by reference into this SAI.

APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING GROUP

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATING SERVICE

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

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

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.






























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